Multi-Manager Total Return Bond Strategies Fund
First Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 12.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AB BSL CLO 4 Ltd.(a),(b)
Series 2023-4A Class A
3-month Term SOFR + 2.000% Floor 2.000% 04/20/2036	6.617%	2,350,000	2,360,989
Affirm Asset Securitization Trust(a)
Series 2023-A Class A
01/18/2028	6.610%	575,000	576,300
Series 2023-B Class A
09/15/2028	6.820%	2,070,000	2,096,040
Series 2023-X1 Class A
11/15/2028	7.110%	216,780	217,372
Series 2024-A Class 1A
02/15/2029	5.610%	4,690,000	4,706,652
Series 2024-A Class A
02/15/2029	5.610%	1,235,000	1,239,385
Subordinated Series 2024-A Class 1B
02/15/2029	5.930%	500,000	500,992
Subordinated Series 2024-A Class 1C
02/15/2029	6.160%	500,000	500,610
Affirm Asset Securitization Trust(a),(c)
Series 2024-X2 Class B
12/17/2029	5.330%	6,300,000	6,299,757
Series 2024-X2 Class C
12/17/2029	6.620%	6,300,000	6,308,184
AGL CLO 11 Ltd.(a),(b)
Series 2021-11A Class AJ
3-month Term SOFR + 1.612% Floor 1.350% 04/15/2034	6.268%	12,200,000	12,186,348
AGL CLO 12 Ltd.(a),(b)
Series 2021-12A Class C
3-month Term SOFR + 2.112% Floor 1.850% 07/20/2034	6.729%	1,000,000	1,002,644
AIG CLO(a),(b)
Series 2021-1A Class C
3-month Term SOFR + 2.012% Floor 1.750% 04/22/2034	6.643%	1,750,000	1,752,646
AIG CLO Ltd.(a),(b)
Series 2019-2A Class AR
3-month Term SOFR + 1.362% Floor 1.100% 10/25/2033	5.988%	12,500,000	12,529,737
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-2A Class A
3-month Term SOFR + 1.432% Floor 1.170% 07/20/2034	6.049%	6,950,000	6,957,207
Allegro CLO X Ltd.(a),(b)
Series 2019-1A Class ARR
3-month Term SOFR + 1.130% Floor 1.130% 04/20/2032	5.747%	7,908,320	7,912,140
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2022-4 Class C
02/15/2029	7.860%	217,427	218,751
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	2,750,000	2,785,522
Subordinated Series 2023-4 Class B
02/14/2028	6.630%	1,695,000	1,707,167
Americredit Automobile Receivables Trust
Subordinated Series 2022-1 Class B
04/19/2027	2.770%	2,175,000	2,143,573
Subordinated Series 2023-1 Class B
03/20/2028	5.570%	3,130,000	3,167,229
AmeriCredit Automobile Receivables Trust
Series 2021-2 Class B
01/19/2027	0.690%	508,502	506,737
Series 2022-2 Class A3
04/18/2028	4.380%	1,161,316	1,159,671
Series 2023-2 Class B
07/18/2029	5.840%	4,505,000	4,606,933
Series 2024-1 Class A3
01/18/2029	5.430%	3,165,000	3,194,375
Subordinated Series 2021-3 Class C
08/18/2027	1.410%	3,080,000	2,961,116
AMMC CLO Ltd.(a),(b)
Series 2022-25A Class A1R
3-month Term SOFR + 1.350% Floor 1.350% 04/15/2035	6.006%	8,670,000	8,678,627
Series 2023-26A Class A1
3-month Term SOFR + 1.950% Floor 1.950% 04/15/2036	6.606%	2,200,000	2,205,513
Series 2024-28 Class A1A
3-month Term SOFR + 1.550% Cap 1.550% 07/20/2037	6.167%	4,670,000	4,699,290

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-30A Class A1
3-month Term SOFR + 1.680% Floor 1.680% 01/15/2037	6.336%	5,250,000	5,286,041
Anchorage Capital CLO Ltd.(a),(b)
Series 2016-8A Class AR2
3-month Term SOFR + 1.462% Floor 1.200% 10/27/2034	6.079%	11,500,000	11,518,814
Series 2021-21A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/20/2034	6.629%	10,000,000	10,008,680
Apidos CLO XVIII(a),(b),(c)
Series 2018-R2 Class A1R2
3-month Term SOFR + 1.330% Floor 1.330% 01/22/2038	6.000%	19,000,000	19,000,000
Apidos CLO XXIV(a),(b)
Series 2016-24A
3-month Term SOFR + 2.312% Floor 2.050% 10/20/2030	6.929%	2,900,000	2,911,606
Apidos CLO XXV(a),(b)
Series 2016-25A Class A1R2
3-month Term SOFR + 1.150% Floor 1.150% 10/20/2031	5.767%	4,361,909	4,366,663
Apidos CLO XXXII(a),(b)
Series 2019-32A Class A1R
3-month Term SOFR + 1.100% Floor 1.100% 01/20/2033	5.717%	6,000,000	6,009,000
Applebee’s Funding LLC/IHOP Funding LLC(a)
Series 2019-1A Class AII
06/07/2049	4.723%	495,000	478,450
Series 2023-1A Class A2
03/05/2053	7.824%	2,750,000	2,881,879
Aqua Finance Trust(a)
Series 2020-AA Class A
07/17/2046	1.900%	229,395	213,614
Series 2021-A Class A
07/17/2046	1.540%	1,181,451	1,078,451
ARES LII CLO Ltd.(a),(b)
Series 2019-52A Class A1R
3-month Term SOFR + 1.312% Floor 1.050% 04/22/2031	5.943%	3,085,464	3,093,178
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares XXVII CLO Ltd.(a),(b)
Series 2024-2A Class AR3
3-month Term SOFR + 1.150% Floor 1.150% 10/28/2034	5.670%	12,230,000	12,230,000
Atlas Senior Loan Fund XXI Ltd.(a),(b)
Series 2023-21A Class A1
3-month Term SOFR + 2.200% Floor 2.200% 07/20/2035	6.817%	7,500,000	7,533,427
Atlas Senior Loan Fund XXIII Ltd.(a),(b)
3-month Term SOFR + 1.530% Floor 1.530% 07/20/2037	6.867%	25,000,000	25,126,650
Auxilior Term Funding LLC(a)
Series 2023-1A Class A2
12/15/2028	6.180%	955,454	965,944
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2020-2A Class A
02/20/2027	2.020%	1,600,000	1,555,654
Series 2023-3A Class A
02/22/2028	5.440%	8,020,000	8,110,292
Series 2024-1A Class A
06/20/2030	5.360%	5,325,000	5,421,543
Subordinated Series 2024-1A Class B
06/20/2030	5.850%	500,000	503,274
Bain Capital CLO Ltd.(a),(b)
Series 2024-1A Class A1
3-month Term SOFR + 1.550% Floor 1.550% 04/16/2037	6.197%	3,750,000	3,774,660
Bain Capital Credit CLO Ltd.(a),(b)
Series 2017-2A Class CR3
3-month Term SOFR + 2.200% Floor 2.200% 07/25/2037	6.826%	7,000,000	7,083,006
Series 2019-3A Class AR
3-month Term SOFR + 1.422% Floor 1.160% 10/21/2034	6.039%	17,250,000	17,278,842
Series 2022-4A Class CR
3-month Term SOFR + 2.050% Floor 2.050% 10/16/2037	6.697%	3,250,000	3,252,385
Series 2024-4A Class C
3-month Term SOFR + 1.900% Floor 1.900% 10/23/2037	6.770%	8,050,000	8,066,519
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Balboa Bay Loan Funding Ltd.(a),(b)
Series 2024-1A Class A1
3-month Term SOFR + 1.510% Floor 1.510% 07/20/2037	6.829%	14,000,000	14,020,384
Barings CLO Ltd.(a),(b)
Series 2018-4A Class A1R
3-month Term SOFR + 1.150% Floor 1.150% 10/15/2030	5.544%	8,322,967	8,335,560
Battalion CLO XII Ltd.(a),(b)
Series 2018-12A Class A1
3-month Term SOFR + 1.332% Floor 1.070% 05/17/2031	5.817%	2,092,067	2,097,666
Benefit Street Partners CLO X Ltd.(a),(b)
Series 2016-10A Class BRR
3-month Term SOFR + 2.412% Floor 2.150% 04/20/2034	7.029%	2,810,000	2,811,383
BHG Securitization Trust(a)
Series 2022-C Class A
10/17/2035	5.320%	45,286	45,285
Series 2024-1CON Class A
04/17/2035	5.810%	995,298	1,005,701
Birch Grove CLO Ltd.(a),(b)
Series 2024-10 Class A
3-month Term SOFR + 1.390% Floor 1.390% 01/22/2038	6.000%	3,250,000	3,250,546
Series 2024-9A Class C
3-month Term SOFR + 2.000% Floor 2.000% 10/22/2037	7.182%	3,150,000	3,156,936
BlueMountain CLO Ltd.(a),(b)
Series 2018-3A Class BR
3-month Term SOFR + 1.850% Floor 1.850% 10/25/2030	6.214%	8,500,000	8,513,889
Series 2024-3A Class A1R2
3-month Term SOFR + 1.200% Floor 1.200% 11/15/2030	5.462%	6,243,136	6,247,793
BlueMountain CLO XXVIII Ltd.(a),(b)
Series 2021-28A Class C
3-month Term SOFR + 2.262% Floor 2.000% 04/15/2034	6.918%	1,300,000	1,301,319
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BlueMountain CLO XXXI Ltd.(a),(b)
Series 2021-31A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 04/19/2034	6.279%	3,600,000	3,604,522
BlueMountain Fuji US CLO II Ltd.(a),(b)
Series 2017-2A Class A1AR
3-month Term SOFR + 1.262% 10/20/2030	5.879%	5,707,310	5,709,804
BMW Vehicle Lease Trust
Series 2023-2 Class A4
02/25/2027	5.980%	4,500,000	4,563,159
Series 2024-2 Class A3
10/25/2027	4.180%	2,665,000	2,650,026
BOF URSA Funding(a)
Series 2024-SN1 Class A3
03/15/2028	5.660%	5,800,000	5,831,799
Bojangles Issuer LLC(a)
Series 2024-1A Class A2
11/20/2054	6.584%	700,000	698,079
Bridgecrest Lending Auto Securitization Trust
Series 2023-1 Class A3
11/15/2027	6.510%	6,197,471	6,230,802
Series 2024-2 Class A3
06/15/2028	5.840%	6,515,000	6,576,439
Series 2024-3 Class B
10/16/2028	5.370%	1,185,000	1,190,573
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A1AR
3-month Term SOFR + 1.362% Floor 1.100% 10/15/2030	6.018%	1,012,702	1,013,631
Series 2014-1A Class A1R2
3-month Term SOFR + 1.232% Floor 0.970% 04/17/2031	5.879%	993,473	995,332
Series 2014-3RA Class A1A
3-month Term SOFR + 1.312% 07/27/2031	5.929%	9,165,642	9,180,307
Series 2015-4A Class A1RR
3-month Term SOFR + 1.220% Floor 1.220% 07/20/2032	5.837%	8,875,044	8,883,413
Carlyle US CLO Ltd.(a),(b)
Series 2019-3A Class BRR
3-month Term SOFR + 2.600% Floor 2.600% 04/20/2037	7.217%	3,650,000	3,691,194

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-1A Class BR
3-month Term SOFR + 2.262% Floor 2.000% 07/20/2034	6.879%	1,250,000	1,251,078
Carlyle US CLO Ltd.(a),(b),(c)
Series 2024-8 Class B
3-month Term SOFR + 1.700% Floor 1.700% 01/25/2037	5.214%	17,250,000	17,250,000
Carmax Auto Owner Trust
Series 2023-2 Class A3
01/18/2028	5.050%	3,835,000	3,853,390
Subordinated Series 2023-3 Class B
02/15/2029	5.470%	3,040,000	3,051,061
CarMax Auto Owner Trust
Series 2024-4 Class A3
10/15/2029	4.600%	7,030,000	7,051,893
Carvana Auto Receivables Trust
Series 2021-P4 Class A3
01/11/2027	1.310%	1,607,638	1,589,503
Series 2024-P2 Class A3
07/10/2029	5.330%	1,735,000	1,752,262
Carvana Auto Receivables Trust(a)
Series 2023-N1 Class A
04/12/2027	6.360%	612,125	613,626
Series 2023-P1 Class A3
12/10/2027	5.980%	3,953,623	3,979,120
CBAM Ltd.(a),(b),(c)
Series 2024-1A Class AR2
3-month Term SOFR + 1.400% Floor 1.400% 01/20/2038	5.900%	9,100,000	9,100,000
Chesapeake Funding II LLC(a)
Series 2023-1A Class A1
05/15/2035	5.650%	1,944,663	1,955,194
Series 2024-1A Class A1
05/15/2036	5.520%	1,527,565	1,542,116
CIFC Funding IV Ltd.(a),(b)
Series 2015-4A Class BR2
3-month Term SOFR + 2.162% Floor 1.900% 04/20/2034	6.779%	6,300,000	6,305,260
CIFC Funding Ltd.(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.370% Floor 1.370% 10/20/2037	6.021%	39,520,000	39,734,831
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-6A Class A2R
3-month Term SOFR + 1.700% Floor 1.700% 07/16/2037	6.347%	2,000,000	2,000,552
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
90-day Average SOFR + 0.562% Floor 0.300% 06/25/2042	5.911%	245,932	220,738
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A3
04/17/2028	5.110%	1,235,000	1,243,037
Commonbond Student Loan Trust(a)
Series 2018-CGS Class B
02/25/2046	4.250%	91,013	82,892
Series 2020-AGS Class A
08/25/2050	1.980%	783,016	679,409
Compass Datacenters Issuer II LLC(a)
Series 2024-2A Class A1
08/25/2049	5.022%	2,845,000	2,778,698
CQS US CLO Ltd.(a),(b)
Series 2023-3A Class A1
3-month Term SOFR + 1.890% Floor 1.890% 01/25/2037	6.516%	20,000,000	20,186,500
Credit Acceptance Auto Loan Trust(a)
Series 2022-3A Class A
10/15/2032	6.570%	5,176,102	5,199,908
Series 2023-1A Class A
03/15/2033	6.480%	4,080,000	4,126,816
Series 2024-2A Class A
06/15/2034	5.950%	4,375,000	4,417,757
Subordinated Series 2023-2A Class B
07/15/2033	6.610%	1,215,000	1,230,688
Subordinated Series 2023-3A Class C
12/15/2033	7.620%	695,000	716,435
Crestline Denali CLO XVII Ltd.(a),(b)
Series 2018-1A Class ARR
3-month Term SOFR + 1.130% Floor 1.130% 10/15/2031	5.786%	5,331,688	5,336,934
Crockett Partners Equipment Co. IIA LLC(a)
Series 2024-1C Class A
01/20/2031	6.050%	2,938,485	2,957,589
Crown Point CLO Ltd.(a),(b)
Series 2021-11A Class A
3-month Term SOFR + 1.382% Floor 1.120% 01/17/2034	6.029%	14,250,000	14,249,259
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DataBank Issuer LLC(a)
Series 2023-1 Class A2
02/25/2053	5.116%	3,400,000	3,330,440
DB Master Finance LLC(a)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,165,625	1,131,036
Series 2019-1A Class A23
05/20/2049	4.352%	1,137,000	1,090,786
Series 2019-1A Class A2II
05/20/2049	4.021%	615,875	604,099
Dell Equipment Finance Trust(a)
Series 2023-3 Class A3
04/23/2029	5.930%	4,855,000	4,912,908
Dewolf Park CLO Ltd.(a),(b)
Series 2021-1A Class AR
3-month Term SOFR + 1.182% 10/15/2030	5.838%	1,424,923	1,426,348
DLLMT LLC(a)
Subordinated Series 2023-1A Class A3
03/22/2027	5.340%	4,175,000	4,193,588
Domino’s Pizza Master Issuer LLC(a)
Series 2018-1A Class A2I
07/25/2048	4.116%	1,421,250	1,410,087
Drive Auto Receivables Trust
Subordinated Series 2024-2 Class B
07/16/2029	4.520%	3,755,000	3,722,313
Driven Brands Funding LLC(a)
Series 2019-1A Class A2
04/20/2049	4.641%	1,655,557	1,619,617
Dryden 86 CLO Ltd.(a),(b)
Series 2020-86A Class CR
3-month Term SOFR + 2.262% Floor 2.000%, Cap 2.000% 07/17/2034	7.547%	3,000,000	3,003,891
Dryden CLO Ltd.(a),(b)
Series 2019-75A Class CR2
3-month Term SOFR + 2.062% Floor 1.800% 04/15/2034	6.718%	5,000,000	5,001,725
Dryden Senior Loan Fund(a),(b)
Series 2015-40A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 08/15/2031	5.412%	7,356,792	7,368,562
Series 2038-RR Class ARR
3-month Term SOFR + 1.150% 07/15/2030	5.806%	1,228,851	1,230,448
DT Auto Owner Trust(a)
Subordinated Series 2021-4A Class C
09/15/2027	1.500%	1,068,941	1,060,721
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-3A Class B
07/17/2028	6.740%	2,085,224	2,090,466
Subordinated Series 2023-2A Class B
02/15/2029	5.410%	2,525,000	2,530,726
Elevation CLO Ltd.(a),(b)
Series 2021-12A Class A1R
3-month Term SOFR + 1.620% Floor 1.620% 04/20/2037	6.237%	30,000,000	30,144,720
ELFI Graduate Loan Program LLC(a)
Series 2019-A Class A
03/25/2044	2.540%	571,279	537,486
Series 2023-A Class A
02/04/2048	6.370%	3,964,814	4,045,956
ELFI Graduate Loan Program LLC(a),(d)
Subordinated Series 2019-A Class B
03/25/2044	2.940%	242,284	213,287
Enterprise Fleet Financing LLC(a)
Series 2022-3 Class A2
07/20/2029	4.380%	488,689	487,546
Series 2023-2 Class A2
04/22/2030	5.560%	1,993,449	2,007,670
Series 2024-1 Class A3
09/20/2030	5.160%	1,265,000	1,278,668
Series 2024-3 Class A4
03/20/2031	5.060%	2,190,000	2,217,252
Exeter Automobile Receivables Trust
Subordinated Series 2023-1A Class B
04/15/2027	5.720%	604,412	604,628
Subordinated Series 2023-2A Class B
09/15/2027	5.610%	1,927,637	1,929,362
Subordinated Series 2024-1A Class B
08/15/2028	5.290%	6,650,000	6,660,544
Subordinated Series 2024-4A Class C
08/15/2030	5.480%	2,075,000	2,078,496
SubordinatedSeries 2022-5A Class B
03/15/2027	5.970%	1,270,380	1,271,200
Flagship Credit Auto Trust(a)
Series 2022-4 Class A3
06/15/2027	6.320%	3,408,894	3,411,679
Subordinated Series 2020-4 Class C
02/16/2027	1.280%	44,919	44,810
Subordinated Series 2023-2 Class C
05/15/2029	5.810%	3,240,000	3,256,826

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Flatiron CLO Ltd.(a),(b)
Series 2021-1A Class CR
3-month Term SOFR + 2.000% Floor 2.000% 10/19/2037	6.617%	2,000,000	2,017,270
Ford Credit Auto Owner Trust(a)
Series 2018-1 Class A
07/15/2031	3.190%	7,110,000	7,099,073
Series 2021-1 Class A
10/17/2033	1.370%	3,415,000	3,267,144
Subordinated Series 2021-2 Class C
05/15/2034	2.110%	3,900,000	3,648,597
Subordinated Series 2021-2 Class D
05/15/2034	2.600%	2,300,000	2,175,874
Subordinated Series 2023-1 Class C
08/15/2035	5.580%	3,900,000	3,920,330
Foursight Capital Automobile Receivables Trust(a)
Series 2022-2 Class A3
06/15/2027	4.590%	483,662	483,613
Frontier Issuer LLC(a)
Series 2023-1 Class A2
08/20/2053	6.600%	4,475,000	4,570,670
Series 2024-1 Class A2
06/20/2054	6.190%	2,060,000	2,126,319
Galaxy XXII CLO Ltd.(a),(b)
Series 2016-22A Class ARRR
3-month Term SOFR + 1.240% Floor 1.240% 04/16/2034	5.887%	3,740,000	3,746,646
Galaxy XXVI CLO Ltd.(a),(b)
Series 2018-26A Class AR
3-month Term SOFR + 1.170% Floor 1.170%, Cap 1.170% 11/22/2031	5.684%	4,863,872	4,874,037
GECU Auto Receivables Trust(a)
Series 2023-1A Class A3
08/15/2028	5.630%	2,500,000	2,522,810
GLS Auto Receivables Issuer Trust(a)
Series 2024-4A Class A3
07/17/2028	4.750%	1,230,000	1,229,653
Subordinated Series 2024-2A Class B
11/15/2028	5.770%	3,445,000	3,495,464
Subordinated Series 2024-3A Class B
01/16/2029	5.080%	1,850,000	1,858,536
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	874,590	883,155
Series 2024-3A Class A2
10/15/2029	5.590%	2,925,000	2,951,184
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-4A Class A2
12/17/2029	4.430%	1,925,000	1,915,802
GM Financial Automobile Leasing Trust
Subordinated Series 2022-3 Class C
08/20/2026	5.130%	2,350,000	2,349,999
GM Financial Consumer Automobile Receivables Trust
Subordinated Series 2023-4 Class B
04/16/2029	6.160%	2,800,000	2,883,486
GM Financial Revolving Receivables Trust(a)
Series 2024-1 Class A
12/11/2036	4.980%	3,985,000	4,046,921
Goal Capital Funding Trust(b)
Series 2006-1 Class B
3-month Term SOFR + 0.712% Floor 0.450% 08/25/2042	5.233%	322,120	307,628
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2020-8A Class ARR
1.2 x 3-month Term SOFR + 1.150% 10/20/2034	5.817%	10,550,000	10,593,149
GoodLeap Sustainable Home Solutions Trust(a)
Series 2021-3CS Class A
05/20/2048	2.100%	2,555,624	2,019,388
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	145,732	147,034
GreenSky Home Improvement Trust(a)
Series 2024-1 Class A3
06/25/2059	5.550%	1,745,000	1,786,996
Greenwood Park CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.272% Floor 1.010% 04/15/2031	5.928%	7,030,369	7,042,939
Greywolf CLO VII Ltd.(a),(b)
Series 2018-2A Class A1
3-month Term SOFR + 1.440% Floor 1.180% 10/20/2031	6.057%	4,034,207	4,043,837
Hayfin US XV Ltd.(a),(b)
Series 2024-15A Class A1
3-month Term SOFR + 1.640% Floor 1.640% 04/28/2037	6.257%	24,750,000	24,875,185
Helios Issuer LLC(a)
Series 2020-AA Class A
06/20/2047	2.980%	921,909	820,325
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	1,285,113	1,208,757
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-2A Class A
01/17/2073	3.610%	1,555,858	1,390,772
Hertz Vehicle Financing III LLC(a)
Series 2023-3A Class A
02/25/2028	5.940%	4,660,000	4,741,459
Series 2024-1A Class A
01/25/2029	5.440%	3,815,000	3,850,947
Hertz Vehicle Financing LLC(a)
Series 2022-2A Class A
06/26/2028	2.330%	3,830,000	3,585,081
Hilton Grand Vacations Trust(a)
Subordinated Series 2022-2A Class C
01/25/2037	5.570%	145,448	144,163
HPS Loan Management Ltd.(a),(b)
Series 2010-A16 Class A1RR
3-month Term SOFR + 1.402% Floor 1.140% 04/20/2034	6.019%	9,750,000	9,769,227
Series 2013A-18 Class A1R
3-month Term SOFR + 1.130% Floor 1.130% 10/15/2030	5.786%	5,993,963	5,994,443
Series 2021-16A Class A1
3-month Term SOFR + 1.402% Floor 1.140% 01/23/2035	6.028%	7,300,000	7,311,519
Series 2024-21A Class B
3-month Term SOFR + 1.750% Floor 1.750% 10/15/2037	6.392%	13,000,000	13,089,219
Huntington Auto Trust(a)
Series 2024-1A Class A3
01/16/2029	5.230%	2,260,000	2,278,788
JPMorgan Chase Bank NA(a)
Series 2021-3 Class E
02/26/2029	2.102%	57,291	56,902
Kayne Ltd.(a),(b)
Series 2021-10A Class C
3-month Term SOFR + 2.012% Floor 1.750% 04/23/2034	6.638%	1,600,000	1,600,280
LAD Auto Receivables Trust(a)
Series 2024-1A Class A4
09/15/2028	5.170%	1,015,000	1,015,875
Series 2024-2A Class A3
08/15/2028	5.610%	2,105,000	2,126,038
Series 2024-3A Class A3
03/15/2029	4.520%	1,610,000	1,606,876
Subordinated Series 2023-4A Class B
10/16/2028	6.390%	1,515,000	1,530,835
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LCM Ltd.(a),(b)
Series 2030A Class AR
3-month Term SOFR + 1.342% Floor 1.080% 04/20/2031	5.959%	2,431,410	2,432,125
Lending Funding Trust(a)
Series 2020-2A Class A
04/21/2031	2.320%	700,000	670,820
Lendmark Funding Trust(a)
Series 2021-1A Class A
11/20/2031	1.900%	5,000,000	4,693,324
Loanpal Solar Loan Ltd.(a)
Series 2020-2GF Class A
07/20/2047	2.750%	1,228,377	1,028,430
M&T Equipment Notes(a)
Series 2023-1A Class A3
07/15/2030	5.740%	2,115,000	2,137,345
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	6.029%	6,262,980	6,273,840
Series 2021-48A Class C
3-month Term SOFR + 2.262% Floor 2.000% 04/19/2033	6.879%	1,520,000	1,523,061
Madison Park Funding XXI Ltd.(a),(b)
Series 2016-21A Class AARR
3-month Term SOFR + 1.342% Floor 1.080% 10/15/2032	5.998%	17,000,000	17,021,165
Series 2016-21A Class ABRR
3-month Term SOFR + 1.662% Floor 1.400% 10/15/2032	6.318%	1,750,000	1,750,882
Madison Park Funding XXVIII Ltd.(a),(b),(c)
Series 2018-28A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 01/15/2038	6.280%	17,000,000	17,000,000
Madison Park Funding XXX Ltd.(a),(b)
Series 2024-30A Class A1R
3-month Term SOFR + 1.360% Floor 1.360% 07/16/2037	6.007%	6,000,000	6,026,922
Madison Park Funding XXXVIII Ltd.(a),(b)
Series 2021-38A Class A
3-month Term SOFR + 1.382% Floor 1.120% 07/17/2034	6.029%	15,000,000	15,046,110

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class AR4
3-month Term SOFR + 1.150% Floor 1.150% 10/15/2031	5.806%	3,270,824	3,276,057
Marble Point CLO XIX Ltd.(a),(b)
Series 2020-3A Class AR
3-month Term SOFR + 1.400% Floor 1.400% 01/19/2034	6.017%	7,000,000	7,007,098
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	971,446	934,482
Merchants Fleet Funding LLC(a)
Series 2023-1A Class A
05/20/2036	7.210%	3,655,957	3,691,527
Mercury Financial Credit Card Master Trust(a)
Series 2024-2 Class A
07/20/2029	6.560%	3,155,000	3,188,349
MF1 LLC(a),(b)
Series 2024-FL14 Class A
1-month Term SOFR + 1.737% Floor 1.737%, Cap 1.737% 03/19/2039	6.343%	3,000,000	3,003,754
MF1 Ltd.(a),(b)
Series 2021-FL6 Class D
1-month Term SOFR + 2.664% Floor 2.550% 07/16/2036	7.275%	7,000,000	6,709,006
MidOcean Credit CLO VIII(a),(b)
Series 2018-8A Class B
3-month Term SOFR + 1.912% 02/20/2031	6.433%	6,600,000	6,613,022
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	415,721	415,037
Mill City Solar Loan Ltd.(a)
Series 2019-1A Class A
03/20/2043	4.340%	844,569	783,385
Series 2019-2GS Class A
07/20/2043	3.690%	903,600	809,866
Mission Lane Credit Card Master Trust(a)
Series 2024-B Class A
01/15/2030	5.880%	2,955,000	2,958,535
Mosaic Solar Loan Trust(a)
Series 2018-1A Class A
06/22/2043	4.010%	399,765	373,942
Series 2019-1A Class A
12/21/2043	4.370%	817,117	765,358
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-2A Class A
08/20/2046	1.440%	1,489,872	1,265,786
Series 2023-3A Class A
11/20/2053	5.910%	2,218,776	2,212,016
Series 2023-4A Class A
05/20/2053	6.400%	3,415,772	3,482,269
Series 2024-1 Class A
09/20/2049	5.500%	2,225,310	2,187,251
Series 2024-2A Class A
04/22/2052	5.600%	3,194,640	3,124,835
Subordinated Series 2018-2GS Class B
02/22/2044	4.740%	514,196	464,069
Subordinated Series 2020-2A Class B
08/20/2046	2.210%	950,064	771,097
Subordinated Series 2021-2A Class B
04/22/2047	2.090%	800,087	590,942
Mosaic Solar Loans LLC(a)
Series 2017-2A Class A
06/22/2043	3.820%	414,912	387,527
MP CLO VIII Ltd.(a),(b)
Series 2015-2A Class ARR
3-month Term SOFR + 1.462% 04/28/2034	6.079%	16,100,000	16,111,785
MVW LLC(a)
Series 2024-1A Class A
02/20/2043	5.320%	1,139,340	1,152,363
Navient Private Education Refi Loan Trust(a)
Series 2020-BA Class A2
01/15/2069	2.120%	779,246	733,850
Series 2020-DA Class A
05/15/2069	1.690%	3,790,873	3,526,489
Series 2020-FA Class A
07/15/2069	1.220%	498,510	460,425
Series 2020-GA Class A
09/16/2069	1.170%	937,492	859,708
Series 2021-A Class A
05/15/2069	0.840%	519,104	468,446
Series 2021-BA Class A
07/15/2069	0.940%	1,061,623	949,512
Nelnet Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month Term SOFR + 0.712% 08/23/2036	5.233%	3,427,354	3,393,120
Neuberger Berman CLO XVII Ltd.(a),(b)
Series 2014-17A Class AR3
3-month Term SOFR + 1.400% Floor 1.400% 07/22/2038	6.032%	3,500,000	3,518,501
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-17A Class CR3
3-month Term SOFR + 2.150% Floor 2.150% 07/22/2038	6.782%	1,650,000	1,670,575
Neuberger Berman Loan Advisers CLO Ltd.(a),(b)
Series 2019-33A Class CR
3-month Term SOFR + 2.162% Floor 1.900% 10/16/2033	6.809%	2,000,000	2,000,994
Series 2021-40A Class C
3-month Term SOFR + 2.012% Floor 1.750% 04/16/2033	6.659%	4,650,000	4,650,749
New Economy Assets Phase 1 Sponsor LLC(a)
Series 2021-1 Class A1
10/20/2061	1.910%	5,030,000	4,637,236
Oaktree CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month Term SOFR + 1.372% Floor 1.110% 04/22/2030	6.003%	8,410,401	8,422,369
Series 2022-3A Class CR
3-month Term SOFR + 2.100% Floor 2.100% 10/15/2037	6.756%	4,050,000	4,029,539
Series 2024-25 Class C
3-month Term SOFR + 2.500% Floor 2.500% 04/20/2037	7.117%	1,950,000	1,959,908
OCP CLO Ltd.(a),(b)
Series 2019-17A Class AR2
3-month Term SOFR + 1.400% Floor 1.400% 07/20/2037	6.017%	2,270,000	2,279,731
Octagon 61 Ltd.(a),(b)
Series 2023-2A Class A
3-month Term SOFR + 1.850% Floor 1.850% 04/20/2036	6.467%	1,550,000	1,556,665
Octagon Investment Partners 27 Ltd.(a),(b)
Series 2016-1A Class A2R
3-month Term SOFR + 1.612% 07/15/2030	6.268%	6,925,000	6,927,978
Octagon Investment Partners 46 Ltd.(a),(b)
Series 2020-2A Class AR
3-month Term SOFR + 1.422% Floor 1.160% 07/15/2036	6.078%	7,900,000	7,905,799
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.420% Floor 1.420% 07/18/2037	6.052%	5,345,000	5,372,457
Octane Receivables Trust(a)
Series 2024-2 Class A2
07/20/2032	5.800%	4,204,000	4,247,173
OHA Credit Funding Ltd.(a),(b)
Series 2021-8A Class C
3-month Term SOFR + 2.162% Floor 1.900% 01/18/2034	6.794%	1,350,000	1,354,146
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class CR3
3-month Term SOFR + 2.062% Floor 1.800% 02/20/2034	7.190%	5,000,000	5,016,625
OHA Credit Partners XVII Ltd.(a),(b),(c)
Series 2024-17A Class A
3-month Term SOFR + 1.320% Floor 1.320% 01/18/2038	5.900%	34,750,000	34,750,000
OneMain Direct Auto Receivables Trust(a)
Series 2019-1A Class A
09/14/2027	3.630%	3,056,374	3,037,841
Subordinated Series 2019-1A Class B
11/14/2028	3.950%	1,500,000	1,477,767
Subordinated Series 2019-1A Class D
04/14/2031	4.680%	2,900,000	2,858,903
Subordinated Series 2021-1A Class C
07/14/2028	1.420%	7,367,000	7,053,332
Subordinated Series 2021-1A Class D
11/14/2030	1.620%	900,000	862,520
Subordinated Series 2023-1A Class C
02/14/2031	6.140%	3,100,000	3,030,901
Onemain Financial Issuance Trust(a)
Series 2024-1A Class A
05/14/2041	5.790%	5,400,000	5,605,464
OneMain Financial Issuance Trust(a)
Series 2020-2A Class A
09/14/2035	1.750%	2,700,000	2,586,061
Series 2022-S1 Class A
05/14/2035	4.130%	5,945,000	5,895,095
Subordinated Series 2022-2 Class D
10/14/2034	6.550%	6,280,000	6,325,626
Subordinated Series 2023-1A Class D
06/14/2038	7.490%	100,000	105,296

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-2A Class C
09/15/2036	6.740%	1,500,000	1,523,667
Subordinated Series 2023-2A Class D
09/15/2036	7.520%	1,600,000	1,650,454
Oscar US Funding XII LLC(a)
Series 2021-1A Class A4
04/10/2028	1.000%	1,063,950	1,042,450
OZLM VI Ltd.(a),(b)
Series 2014-6A Class A1T
3-month Term SOFR + 1.130% Floor 1.130% 04/17/2031	5.516%	20,147,230	20,163,247
Palmer Square CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month Term SOFR + 1.392% Floor 1.130% 01/17/2031	6.039%	685,728	686,041
Series 2020-3A Class BR2
3-month Term SOFR + 2.650% Floor 2.650% 11/15/2036	7.174%	2,000,000	2,023,868
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2017-1A Class A1R
3-month Term SOFR + 1.502% Floor 1.240% 02/14/2034	6.018%	5,000,000	5,003,035
Series 2019-2A Class A1
3-month Term SOFR + 1.442% Floor 1.180% 10/15/2034	6.098%	15,000,000	15,026,220
PenFed Auto Receivables Owner Trust(a)
Series 2024-A Class A3
06/15/2029	4.700%	1,715,000	1,711,120
Post Road Equipment Finance LLC(a)
Subordinated Series 2024-1A Class A2
11/15/2029	5.590%	810,072	814,523
Prestige Auto Receivables Trust(a)
Subordinated Series 2021-1A Class C
02/15/2028	1.530%	1,900,769	1,870,895
Subordinated Series 2023-1A Class C
02/15/2028	5.650%	2,460,000	2,463,581
Primose Funding LLC(a)
Series 2019-1A Class A2
07/30/2049	4.475%	1,443,750	1,416,498
Regatta XXIX Funding Ltd.(a),(b)
Series 2024-3A Class A
3-month Term SOFR + 1.380% Floor 1.380% 09/06/2037	6.520%	34,000,000	34,048,212
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Regional Management Issuance Trust(a)
Series 2022-1 Class A
03/15/2032	3.070%	2,800,000	2,752,455
Series 2024-1 Class A
07/15/2036	5.830%	1,325,000	1,358,349
Republic Finance Issuance Trust(a)
Series 2024-A Class A
08/20/2032	5.910%	2,115,000	2,143,036
Rockford Tower CLO Ltd.(a),(b)
Series 2021-1A Class B
3-month Term SOFR + 1.912% Floor 1.650% 07/20/2034	6.529%	7,900,000	7,911,502
Series 2021-3A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/20/2034	6.629%	10,000,000	10,000,000
Santander Bank Auto Credit-Linked Notes(a)
Series 2024-A Class C
06/15/2032	5.818%	2,500,000	2,515,735
Subordinated Series 2022-A Class C
05/15/2032	7.375%	166,019	166,633
Santander Drive Auto Receivables Trust
Series 2024-3 Class A3
01/16/2029	5.630%	3,235,000	3,274,960
Series 2024-4 Class A3
01/16/2029	4.850%	3,410,000	3,414,695
Subordinated Series 2020-4 Class D
01/15/2027	1.480%	196,601	195,959
Subordinated Series 2022-3 Class B
08/16/2027	4.130%	2,601,262	2,595,316
Subordinated Series 2022-4 Class B
11/15/2027	4.420%	3,505,000	3,496,377
Subordinated Series 2023-1 Class C
05/15/2030	5.090%	810,000	812,492
Subordinated Series 2023-3 Class C
11/15/2030	5.770%	1,160,000	1,176,161
Subordinated Series 2023-4 Class B
12/15/2028	5.770%	2,410,000	2,443,940
Subordinated Series 2023-5 Class B
12/17/2029	6.160%	3,885,000	3,979,736
Subordinated Series 2023-6 Class C
03/17/2031	6.400%	600,000	619,563
Subordinated Series 2024-2 Class D
08/15/2031	6.280%	1,500,000	1,533,903
SBNA Auto Lease Trust(a)
Series 2024-A Class A3
11/20/2026	5.390%	1,825,000	1,834,388
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-B Class A3
11/22/2027	5.560%	2,310,000	2,336,969
Series 2024-C Class A3
02/22/2028	4.560%	950,000	949,178
SCF Equipment Leasing LLC(a)
Series 2022-1A Class A3
07/20/2029	2.920%	1,325,637	1,316,969
Series 2023-1A Class A2
01/22/2030	6.560%	2,321,148	2,362,838
Series 2024-1A Class A3
01/20/2032	5.520%	1,695,000	1,727,811
SEB Funding LLC(a)
Series 2024-1A Class A2
04/30/2054	7.386%	2,070,000	2,124,202
Servpro Master Issuer LLC(a)
Series 2024-1A Class A2
01/25/2054	6.174%	2,233,125	2,261,394
SFS Auto Receivables Securitization Trust(a)
Series 2023-1A Class A3
10/20/2028	5.470%	2,915,000	2,938,595
Series 2024-3A Class A3
06/20/2030	4.550%	1,300,000	1,293,392
Shackleton VR CLO Ltd.(a),(b)
Series 2014-5RA Class A
3-month Term SOFR + 1.362% Floor 1.100% 05/07/2031	5.884%	4,928,775	4,938,431
Sierra Timeshare Receivables Funding LLC(a)
Series 2024-2A Class A
06/20/2041	5.140%	2,981,466	2,989,513
Signal Peak CLO Ltd.(a),(b)
Series 2022-12A Class A1R
3-month Term SOFR + 1.400% Floor 1.400% 07/18/2037	6.032%	29,000,000	29,170,868
Silver Rock CLO III(a),(b)
Series 2023-3A Class A1
3-month Term SOFR + 1.880% Floor 1.880% 01/20/2036	6.497%	19,000,000	19,116,166
SLM Student Loan Trust(b)
Series 2008-2 Class B
90-day Average SOFR + 1.462% Floor 1.200% 01/25/2083	6.645%	1,165,000	1,204,079
Series 2008-3 Class B
90-day Average SOFR + 1.462% Floor 1.200% 04/26/2083	6.645%	1,165,000	1,203,886
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-4 Class B
90-day Average SOFR + 2.112% Floor 1.850% 04/25/2073	7.295%	1,165,000	1,212,960
Series 2008-5 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/25/2073	7.295%	4,060,000	4,192,417
Series 2008-6 Class A4
90-day Average SOFR + 1.362% Floor 1.100% 07/25/2025	6.545%	2,147,038	2,144,855
Series 2008-6 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	7.295%	1,165,000	1,196,866
Series 2008-7 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	7.295%	1,165,000	1,199,674
Series 2012-2 Class A
30-day Average SOFR + 0.814% Floor 0.700% 01/25/2029	5.549%	3,084,253	3,007,355
Series 2012-7 Class A3
30-day Average SOFR + 0.764% Floor 0.650% 05/26/2026	5.499%	1,494,457	1,453,379
SMB Private Education Loan Trust(a)
Series 2019-B Class A2A
06/15/2037	2.840%	6,336,427	6,132,917
Series 2020-PTA Class A2A
09/15/2054	1.600%	6,488,180	6,007,313
Series 2024-A Class A1A
03/15/2056	5.240%	5,138,553	5,196,925
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	109,275	107,182
Series 2018-A Class A2B
02/25/2042	2.950%	21,602	21,386
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,261,115
Subordinated Series 2018-B Class BFX
08/25/2047	3.830%	2,700,000	2,529,466
Subordinated Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,214,830
SoFi Professional Loan Program Trust(a)
Subordinated Series 2020-B Class BFX
05/15/2046	2.730%	2,200,000	1,769,083

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sonic Capital LLC(a)
Series 2020-1A Class A2I
01/20/2050	3.845%	1,819,250	1,752,731
Sound Point CLO II Ltd.(a),(b)
Series 2013-1A Class A1R
3-month Term SOFR + 1.332% Floor 1.070% 01/26/2031	5.949%	2,847,137	2,848,785
Sound Point CLO XXVIII Ltd.(a),(b)
Series 2020-3A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/25/2032	5.906%	10,570,000	10,583,741
Stream Innovations Issuer Trust(a)
Series 2024-1A Class A
07/15/2044	6.270%	527,153	537,164
Series 2024-2A Class A
02/15/2045	5.210%	5,400,000	5,387,658
Sunnova Helios XI Issuer LLC(a)
Series 2023-A Class A
05/20/2050	5.300%	4,323,907	4,483,611
Sunnova Sol II Issuer LLC(a)
Series 2020-2A Class A
11/01/2055	2.730%	2,648,731	2,112,464
Sunnova Sol III Issuer LLC(a)
Series 2021-1 Class A
04/28/2056	2.580%	2,156,955	1,711,490
Sunrun Artemis Issuer LLC(a)
Series 2024-2A Class A1
07/30/2059	6.250%	6,924,022	6,971,086
Sunrun Athena Issuer LLC(a)
Series 2018-1 Class A
04/30/2049	5.310%	1,663,194	1,576,683
Sunrun Callisto Issuer LLC(a)
Series 2019-1A Class A
06/30/2054	3.980%	1,175,800	1,103,383
Sunrun Iris Issuer LLC(a)
Series 2023-1A Class A
01/30/2059	5.750%	1,687,287	1,655,893
Symphony CLO XVI Ltd.(a)
Series 2015-16A Class ARR
3-month Term SOFR + 1.200% Floor 1.200% 10/15/2031	5.856%	5,644,918	5,648,209
Symphony CLO XVIII Ltd.(a),(b)
Series 2016-18A Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 07/23/2033	5.726%	10,912,657	10,936,032
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Symphony CLO XX Ltd.(a),(b)
Series 2018-20A Class AR2
3-month Term SOFR + 1.100% Floor 1.100% 01/16/2032	5.747%	6,566,894	6,578,386
Taco Bell Funding LLC(a)
Series 2021-1A Class A2I
08/25/2051	1.946%	2,456,250	2,286,480
TCI-Flatiron CLO Ltd.(a),(b)
Series 2018-1A Class CR
3-month Term SOFR + 2.012% Floor 1.750% 01/29/2032	6.616%	2,300,000	2,302,714
TCW CLO Ltd.(a),(b)
Series 2017-1A Class A1RR
3-month Term SOFR + 1.442% Floor 1.180% 10/29/2034	6.046%	21,750,000	21,804,745
Series 2017-1A Class BRR
3-month Term SOFR + 1.962% Floor 1.700% 10/29/2034	6.566%	6,500,000	6,507,143
Series 2021-1A Class C
3-month Term SOFR + 2.162% Floor 1.900% 03/18/2034	6.779%	3,150,000	3,150,000
Telos CLO Ltd.(a),(b)
Series 2013-4A Class AR
3-month Term SOFR + 1.502% Floor 1.240% 01/17/2030	6.149%	1,456,036	1,456,031
Texas Debt Capital CLO Ltd.(a),(b)
Series 2023-1A Class A
3-month Term SOFR + 1.800% Floor 1.800% 04/20/2036	6.417%	4,050,000	4,068,966
THL Credit Wind River CLO Ltd.(a),(b)
Series 2015-1A Class A1R3
3-month Term SOFR + 1.200% Floor 1.200% 10/20/2030	5.817%	5,596,108	5,600,445
Series 2019-1A Class AR
3-month Term SOFR + 1.422% Floor 1.160% 07/20/2034	6.039%	10,000,000	10,019,640
TIAA CLO I Ltd.(a),(b)
Series 2016-1A Class ARR
3-month Term SOFR + 1.250% Floor 1.250% 07/20/2031	5.867%	7,118,032	7,131,642
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tikehau US CLO III Ltd.(a),(b)
Series 2022-2A Class A1R
3-month Term SOFR + 1.870% Floor 1.870% 01/20/2036	6.487%	15,000,000	15,109,935
Tikehau US CLO IV Ltd.(a),(b)
Series 2023-1A Class A1
3-month Term SOFR + 2.200% Floor 2.200% 07/15/2034	6.856%	28,000,000	28,264,908
Toyota Auto Loan Extended Note Trust(a)
Series 2020-1A Class A
05/25/2033	1.350%	1,405,000	1,383,022
Tralee CLO VII Ltd(a),(b)
Series 2021-7A Class A1
3-month Term SOFR + 1.582% Floor 1.320% 04/25/2034	6.208%	9,250,000	9,256,984
Trestles CLO V LTD.(a),(b)
Series 2021-5A Class B1
3-month Term SOFR + 1.912% Floor 1.650% 10/20/2034	6.529%	6,800,000	6,810,676
Trinitas CLO VII Ltd.(a),(b)
Series 2017-7A Class A1R
3-month Term SOFR + 1.462% Floor 1.200% 01/25/2035	6.088%	4,000,000	4,002,384
Trinitas CLO XX Ltd.(a),(b)
Series 2022-20A Class A1
3-month Term SOFR + 1.530% Floor 1.530% 07/20/2035	6.147%	13,250,000	13,267,755
Trinitas CLO XXVI Ltd.(a),(b)
Series 2023-26A Class A1
3-month Term SOFR + 1.690% Floor 1.690% 01/20/2035	6.307%	18,000,000	18,028,260
United Auto Credit Securitization Trust(a)
Subordinated Series 2022-2 Class C
05/10/2027	5.810%	615,686	615,830
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	87,766	87,849
Venture CLO Ltd.(a),(b)
Series 2017-28AA Class A1R
3-month Term SOFR + 1.472% Floor 1.210% 10/20/2034	6.089%	12,500,000	12,512,950
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-37A Class A1RR
3-month Term SOFR + 1.250% Floor 1.250% 07/15/2032	5.906%	16,080,000	16,083,522
Venture XXVII CLO Ltd.(a),(b)
Series 2017-27A Class CR
3-month Term SOFR + 2.562% 07/20/2030	7.179%	4,100,000	4,088,922
Volofin Finance Designated Activity Co.(a),(c),(e),(f)
Series 2024-1A Class A
06/15/2037	5.935%	3,480,000	3,480,000
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month Term SOFR + 1.472% Floor 1.210% 10/15/2030	6.128%	1,994,992	1,995,990
Series 2015-3A Class A1R3
3-month Term SOFR + 1.150% Floor 1.150% 10/20/2031	5.767%	6,303,888	6,310,463
Series 2016-1A Class A1R
3-month Term SOFR + 1.332% Floor 1.070% 01/20/2031	5.949%	3,541,639	3,549,710
Series 2016-3A Class A1R2
3-month Term SOFR + 1.150% Cap 1.150% 10/18/2031	5.782%	6,658,404	6,665,835
Series 2018-3A Class A1R2
3-month Term SOFR + 1.200% Floor 1.200% 10/15/2031	5.856%	6,634,572	6,640,012
VStrong Auto Receivables Trust(a)
Subordinated Series 2024-A Class B
07/15/2030	5.770%	409,000	413,820
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
90-day Average SOFR + 0.432% Floor 0.170% 04/25/2040	5.615%	2,673,173	2,629,355
Wellfleet CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month Term SOFR + 1.382% Floor 1.120% 07/20/2032	5.999%	13,746,558	13,768,415
Series 2020-1A Class A1AR
3-month Term SOFR + 1.200% Floor 1.200% 04/15/2033	5.856%	15,000,000	15,003,810

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wendy’s Funding LLC(a)
Series 2018-1A Class A2II
03/15/2048	3.884%	932,378	895,780
Series 2019-1A Class A2I
06/15/2049	3.783%	3,078,901	3,002,524
Westlake Automobile Receivables Trust(a)
Series 2024-2A Class A3
02/15/2028	5.560%	1,815,000	1,832,072
Series 2024-3A Class A3
04/17/2028	4.710%	2,355,000	2,352,347
Subordinated Series 2023-2A Class B
03/15/2028	6.140%	3,550,000	3,573,148
Subordinated Series 2023-3A Class C
09/15/2028	6.020%	4,530,000	4,599,808
Subordinated Series 2024-1A Class B
11/15/2027	5.550%	4,600,000	4,648,501
Wheels Fleet Lease Funding 1 LLC(a)
Series 2023-1A Class A
04/18/2038	5.800%	4,266,011	4,292,036
Series 2024-1A Class A1
02/18/2039	5.490%	2,410,000	2,434,288
Series 2024-2A Class A1
06/21/2039	4.870%	2,315,000	2,314,265
Wheels Fleet Lease Funding I LLC(a)
Series 2024-3 Class A1
09/19/2039	4.800%	2,050,000	2,052,529
Wind River CLO Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.472% Floor 1.210% 10/15/2034	6.128%	4,250,000	4,256,124
Series 2024-1A Class A
3-month Term SOFR + 1.600% Floor 1.600% 04/20/2037	6.217%	3,100,000	3,117,413
World Omni Auto Receivables Trust
Series 2024-C Class A3
12/17/2029	4.430%	2,520,000	2,516,174
World Omni Select Auto Trust
Subordinated Series 2021-A Class B
08/16/2027	0.850%	1,768,593	1,753,848
Zais CLO 7 Ltd.(a),(b)
Series 2017-2A Class A
3-month Term SOFR + 1.552% 04/15/2030	6.208%	434,383	434,766
Zaxby’s Funding LLC(a)
Series 2021-1A Class A2
07/30/2051	3.238%	5,466,375	4,943,989
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziply Fiber Issuer LLC(a)
Series 2024-1 Class A2
04/20/2054	6.640%	6,643,000	6,839,317
Subordinated Series 2024-1A Class B
04/20/2054	7.810%	3,250,000	3,360,719
Total Asset-Backed Securities — Non-Agency (Cost $1,762,443,256)			1,762,984,688

Commercial Mortgage-Backed Securities - Agency 0.6%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(g)
CMO Series K055 Class X1
03/25/2026	1.460%	1,891,734	26,845
CMO Series K057 Class X1
07/25/2026	1.283%	2,240,257	31,980
CMO Series K059 Class X1
09/25/2026	0.413%	6,752,075	25,835
CMO Series K060 Class X1
10/25/2026	0.176%	24,450,280	29,526
CMO Series K152 Class X1
01/25/2031	1.098%	3,889,896	167,949
Series 20K129 Class X1 (FHLMC)
05/25/2031	1.139%	12,542,443	628,141
Series 20K141 Class X1 (FHLMC)
02/25/2032	0.407%	7,245,712	139,551
Series 20K142 Class X1 (FHLMC)
12/25/2031	0.403%	17,556,023	335,283
Series 20K143 Class X1 (FHLMC)
04/25/2055	0.450%	7,925,312	177,356
Series 20K144 Class X1 (FHLMC)
04/25/2032	0.436%	10,378,460	224,805
Series K069 Class X1
09/25/2027	0.467%	35,316,271	311,122
Series K091 Class X1
03/25/2029	0.706%	38,726,665	829,835
Series K095 Class X1
06/25/2029	1.084%	74,046,659	2,639,312
Series K106 Class X1
01/25/2030	1.439%	94,084,686	5,312,595
Series K131 Class X1 (FHLMC)
07/25/2031	0.829%	12,770,795	506,145
Series K137 Class X1
11/25/2031	0.296%	273,987,561	3,014,740
Series K145 Class X1
06/25/2055	0.430%	4,650,499	97,711
Series K146 Class X1
06/25/2032	0.352%	15,748,470	260,004
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K147 Class X1
06/25/2032	0.489%	12,159,536	298,592
Series K149 Class X1 (FHLMC)
08/25/2032	0.404%	20,920,202	406,934
Series K-150 Class X1 (FHLMC)
09/25/2032	0.446%	26,924,006	614,314
Series K-1515 Class X1
02/25/2035	1.634%	7,057,846	744,446
Series K-1516 Class X1
05/25/2035	1.627%	14,571,615	1,642,762
Series K-1517 Class X1
07/25/2035	1.436%	19,912,373	1,952,012
Series K1521 Class X1
08/25/2036	1.094%	23,261,176	1,805,018
Series K735 Class X1
05/25/2026	1.095%	12,336,910	127,833
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	6,137,000	5,969,617
Series K074 Class A2
01/25/2028	3.600%	8,660,000	8,442,314
Series K155 Class A3
04/25/2033	3.750%	6,935,000	6,527,877
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series Q006 Class APT1
07/25/2026	2.603%	2,938,358	2,863,965
Federal National Mortgage Association
11/01/2031	3.400%	1,500,000	1,365,522
02/01/2033	3.400%	3,897,850	3,592,785
07/01/2033	3.670%	8,000,000	7,500,451
03/01/2035	2.510%	3,000,000	2,507,069
Federal National Mortgage Association(d),(g)
Series 2020-M43 Class X1
08/25/2034	2.006%	33,126,477	2,494,550
Freddie Mac Multifamily Structured Pass-Through Certificates(d),(g)
Series K514 Class X1 (FHLMC)
12/25/2028	1.160%	67,378,987	2,344,243
Government National Mortgage Association(d),(g)
CMO Series 2011-38 Class IO
04/16/2053	0.530%	703,214	4,898
CMO Series 2013-162 Class IO
09/16/2046	0.061%	11,929,962	20,444
CMO Series 2014-134 Class IA
01/16/2055	0.142%	10,691,659	46,963
CMO Series 2015-101 Class IO
03/16/2052	0.263%	2,719,855	21,479
CMO Series 2015-114
03/15/2057	0.287%	1,130,206	11,266
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-120 Class IO
03/16/2057	0.603%	6,356,170	126,042
CMO Series 2015-125 Class IB
01/16/2055	0.862%	5,527,866	108,959
CMO Series 2015-125 Class IO
07/16/2055	0.576%	16,100,164	210,959
CMO Series 2015-146 Class IC
07/16/2055	0.143%	5,082,524	21,830
CMO Series 2015-171 Class IO
11/16/2055	0.832%	4,351,153	130,971
CMO Series 2015-174 Class IO
11/16/2055	0.413%	5,506,354	94,877
CMO Series 2015-21 Class IO
07/16/2056	0.693%	2,628,141	72,042
CMO Series 2015-29 Class EI
09/16/2049	0.705%	4,399,965	72,081
CMO Series 2015-41 Class IO
09/16/2056	0.169%	871,019	3,791
CMO Series 2015-6 Class IO
02/16/2051	0.459%	1,915,252	26,720
CMO Series 2015-70 Class IO
12/16/2049	0.563%	5,337,855	103,448
CMO Series 2016-39 Class IO
01/16/2056	0.673%	3,415,305	93,911
CMO Series 2022-17 Class IO
06/16/2064	0.802%	6,142,928	353,333
CMO Series 2022-4 Class IO
03/16/2064	0.860%	15,148,249	880,291
CMO Series 2022-43 Class IO
09/16/2061	0.739%	12,609,832	666,442
Series 2014-101 Class IO
04/16/2056	0.557%	9,167,874	134,627
Series 2016-152 Class IO
08/15/2058	0.766%	9,152,974	319,736
Series 2017-168 Class IO
12/16/2059	0.553%	14,481,884	514,540
Series 2018-110 Class IA
11/16/2059	0.636%	19,702,579	652,845
Series 2018-2 Class IO
12/16/2059	0.705%	7,026,328	300,984
Series 2020-108 Class IO
06/16/2062	0.847%	8,648,354	497,924
Series 2021-106 Class IO
04/16/2063	0.860%	9,285,907	610,870
Series 2021-132 Class BI
04/16/2063	0.917%	11,757,260	795,731

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-133 Class IO
07/16/2063	0.881%	11,707,074	759,462
Series 2021-144 Class IO
04/16/2063	0.821%	11,676,842	703,202
Series 2021-145 Class IO
07/16/2061	0.771%	2,474,318	127,830
Series 2021-151 Class IO
04/16/2063	0.918%	10,513,335	699,170
Series 2021-163 Class IO
03/16/2064	0.802%	10,965,593	631,935
Series 2021-186 Class IO
05/16/2063	0.764%	12,215,201	654,939
Series 2021-52 Class IO
04/16/2063	0.721%	10,206,905	528,569
Series 2022-132 Class IO
10/16/2064	0.537%	10,829,017	467,919
Series 2022-166 Class IO
04/16/2065	0.792%	12,718,963	701,198
Series 2022-92 Class EI
02/16/2064	0.809%	10,935,099	626,279
Series 2023-110 Class IO
07/16/2058	1.022%	9,851,879	736,336
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.550% 03/20/2063	5.321%	50,154	49,989
Total Commercial Mortgage-Backed Securities - Agency (Cost $104,405,208)			79,543,871

Commercial Mortgage-Backed Securities - Non-Agency 6.9%

Arbor Multifamily Mortgage Securities Trust(a)
Series 2021-MF2 Class A4
06/15/2054	2.252%	18,000,000	15,099,964
Arbor Realty Commercial Real Estate Notes Ltd.(a),(b)
Series 2021-FL3 Class A
1-month Term SOFR + 1.184% Floor 1.070% 08/15/2034	5.794%	2,072,913	2,070,256
Series 2021-FL4 Class A
1-month Term SOFR + 1.464% Floor 1.350% 11/15/2036	6.074%	4,058,886	4,054,933
Series 2021-FL4 Class D
1-month Term SOFR + 3.014% Floor 2.900% 11/15/2036	7.624%	3,250,000	3,177,944
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AREIT LLC(a),(b)
Series 2023-CRE8 Class A
1-month Term SOFR + 2.112% Floor 2.112% 08/17/2041	6.722%	2,957,894	2,965,648
AREIT Ltd.(a),(b)
Series 2024-CRE9 Class A
1-month Term SOFR + 1.686% Floor 1.687%, Cap 1.687% 05/17/2041	6.296%	2,500,000	2,498,434
AREIT Trust(a),(b)
Series 2022-CRE6 Class A
30-day Average SOFR + 1.250% Floor 1.250% 01/16/2037	6.039%	963,878	960,952
ARZ Trust(a)
Subordinated Series 2024-BILT Class C
06/11/2029	6.361%	1,500,000	1,522,443
BAHA Trust(a),(c),(d)
Series 2024-MAR Class A
12/10/2029	6.171%	1,000,000	1,013,680
Subordinated Series 2024-MAR Class B
12/10/2029	7.069%	2,500,000	2,538,601
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Series 2015-200P Class A
04/14/2033	3.218%	4,875,000	4,823,395
Banc of America Merrill Lynch Commercial Mortgage, Inc.(d),(g)
Series 2019-BN18 Class XA
05/15/2062	1.027%	58,805,748	1,881,466
BANK
Series 2017-BNK4 Class A4
05/15/2050	3.625%	2,420,000	2,340,817
BANK(d),(g)
Series 2017-BNK8 Class XA
11/15/2050	0.844%	26,305,235	449,896
BANK(d)
Series 2021-BN37 Class A5
11/15/2064	2.618%	5,605,000	4,825,251
BANK(a)
Subordinated Series 2017-BNK6 Class D
07/15/2060	3.100%	2,380,000	1,902,161
Bank5
Subordinated Series 2024-5YR10 Class C
10/15/2057	5.743%	1,500,000	1,461,328
BANK5(d)
Series 2023-5YR3 Class A3
09/15/2056	6.724%	2,985,000	3,158,806
BANK5
Series 2023-5YR4 Class A3
12/15/2056	6.500%	1,207,531	1,267,900
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-5YR7 Class A3
06/15/2057	5.769%	5,000,000	5,161,130
BANK5 Trust
Series 2024-5YR6 Class A3
05/15/2057	6.225%	6,935,000	7,256,827
BBCMS Mortgage Trust(a)
Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	12,656,280
Subordinated Series 2016-ETC Class B
08/14/2036	3.189%	900,000	822,270
Subordinated Series 2016-ETC Class C
08/14/2036	3.391%	770,000	679,260
BBCMS Mortgage Trust(d),(g)
Series 2018-C2 Class XA
12/15/2051	0.914%	59,537,772	1,391,410
BBCMS Mortgage Trust(a),(b)
Series 2020-BID Class A
1-month Term SOFR + 2.254% Floor 2.140% 10/15/2037	6.864%	14,360,000	14,377,950
BBCMS Mortgage Trust
Series 2021-C12 Class A5
11/15/2054	2.689%	15,495,000	13,450,232
Series 2024-5C25 Class A3
03/15/2057	5.946%	3,445,000	3,571,110
Series 2024-5C27 Class A3
07/15/2057	6.014%	11,600,000	12,075,656
Series 2024-5C29 Class B
09/15/2057	5.858%	2,000,000	2,030,964
BBCMS Mortgage Trust(a),(d)
Subordinated Series 2016-ETC Class D
08/14/2036	3.729%	2,790,000	2,392,283
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/2030	2.892%	1,756,078	1,650,713
BDS LLC(a),(b)
Series 2024-FL13 Class A
1-month Term SOFR + 1.576% Floor 1.576% 09/19/2039	6.256%	2,000,000	2,003,753
Benchmark Mortgage Trust(d),(g)
03/15/2053	1.534%	25,227,583	1,401,932
Series 2019-B10 Class XA
03/15/2062	1.383%	24,735,577	1,085,877
Series 2020-B20 Class XA
10/15/2053	1.717%	14,352,506	838,194
Benchmark Mortgage Trust
Series 2021-B26 Class A4
06/15/2054	2.295%	10,600,000	9,189,550
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-B34 Class A5
04/15/2055	3.786%	2,300,000	2,071,774
Series 2024-V8 Class A3
07/15/2057	6.189%	4,000,000	4,188,739
Benchmark Mortgage Trust(d)
Series 2023-V2 Class A3
05/15/2055	5.812%	17,305,000	17,697,650
Series 2024-V7 Class A3
05/15/2056	6.228%	5,000,000	5,236,816
Subordinated Series 2019-B13 Class C
08/15/2057	3.839%	2,400,000	1,975,373
BFLD Mortgage Trust(a),(b)
Series 2024-WRHS Class A
1-month Term SOFR + 1.492% Floor 1.492% 08/15/2026	6.159%	7,481,879	7,491,243
BIG Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-BIG Class B
1-month Term SOFR + 1.741% Floor 1.741% 02/15/2039	6.351%	2,100,000	2,088,612
Subordinated Series 2022-BIG Class C
1-month Term SOFR + 2.340% Floor 2.340% 02/15/2039	6.950%	420,000	417,904
BLP Commercial Mortgage Trust(a),(b)
Subordinated Series 2024-IND2 Class C
1-month Term SOFR + 1.891% 03/15/2041	6.501%	2,500,000	2,499,218
BMD2 Re-Remic Trust(a),(h)
Series 2019-FRR1 Class 3AB
05/25/2052	0.000%	2,821,000	2,178,894
Subordinated Series 2019-FRR1 Class 2C
05/25/2052	0.000%	14,258,000	13,939,066
BMO Mortgage Trust
Series 2024-5C5 Class A3
02/15/2057	5.857%	2,600,000	2,679,811
Series 2024-5C6 Class A3
09/15/2057	5.316%	2,500,000	2,530,783
Series 2024-C9 Class A5
07/15/2057	5.759%	2,000,000	2,117,030
BMO Mortgage Trust(d)
Subordinated Series 2024-5C6 Class C
09/15/2057	5.885%	750,000	736,444
BOCA Commercial Mortgage Trust(a),(b)
Series 2024-BOCA Class A
1-month Term SOFR + 1.921% Floor 1.921% 08/15/2041	6.530%	4,000,000	4,010,005

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BPR Trust(a),(b)
Series 2021-NRD Class A
1-month Term SOFR + 1.525% Floor 1.525% 12/15/2038	6.134%	3,045,000	2,938,405
Series 2022-OANA Class A
1-month Term SOFR + 1.898% Floor 1.898% 04/15/2037	6.507%	2,300,000	2,311,500
BPR Trust(a),(d)
Series 2023-BRK2 Class A
11/05/2028	7.147%	5,400,000	5,591,577
BX Commercial Mortgage Trust(a),(b)
Series 2021-VOLT Class G
1-month Term SOFR + 2.964% Floor 2.850% 09/15/2036	7.574%	3,000,000	2,973,750
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	6.724%	5,918,000	5,940,194
Series 2023-VLT3 Class A
1-month Term SOFR + 1.940% Floor 1.940% 11/15/2028	6.549%	5,000,000	4,987,939
Series 2023-XL3 Class A
1-month Term SOFR + 1.761% Floor 1.761% 12/09/2040	6.371%	3,872,956	3,886,269
Series 2024-AIR2 Class A
1-month Term SOFR + 1.492% Floor 1.492% 10/15/2041	6.296%	3,500,000	3,506,571
Series 2024-AIRC Class A
1-month Term SOFR + 1.691% Floor 1.691% 08/15/2039	6.301%	5,000,000	5,014,078
Subordinated Series 2021-21M Class E
1-month Term SOFR + 2.285% Floor 2.171% 10/15/2036	6.895%	1,925,000	1,898,531
Subordinated Series 2021-IRON Class E
1-month Term SOFR + 2.464% Floor 2.350% 02/15/2038	7.074%	3,000,000	2,855,406
Subordinated Series 2021-MFM1 Class D
1-month Term SOFR + 1.614% Floor 1.500% 01/15/2034	6.224%	350,000	348,258
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-SOAR Class F
1-month Term SOFR + 2.464% Floor 2.350% 06/15/2038	7.074%	13,414,088	13,507,982
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	7.750%	3,490,000	3,516,184
Subordinated Series 2024-MF Class D
1-month Term SOFR + 2.690% Floor 2.690% 02/15/2039	7.494%	2,656,364	2,669,628
Subordinated Series 2024-XL5 Class C
1-month Term SOFR + 1.941% Floor 1.941% 03/15/2041	6.550%	4,594,646	4,593,209
BX Commercial Mortgage Trust(a),(d)
Subordinated Series 2020-VIV3 Class B
03/09/2044	3.662%	5,780,000	5,249,232
BX Trust(a),(b)
1-month Term SOFR + 2.090% Floor 2.090% 03/15/2041	6.699%	11,000,000	11,034,178
Series 2021-LGCY Class D
1-month Term SOFR + 1.416% Floor 1.302% 10/15/2036	6.026%	590,000	585,206
Series 2023-DELC Class A
1-month Term SOFR + 2.690% Floor 2.690% 05/15/2038	7.299%	2,000,000	2,017,500
Series 2024-CNYN Class C
1-month Term SOFR + 1.941% Floor 1.941% 04/15/2029	6.745%	1,911,978	1,913,173
Series 2024-VLT4 Class A
1-month Term SOFR + 1.491% Floor 1.491% 07/15/2029	6.101%	5,690,000	5,713,137
Subordinated Series 2022-LBA6 Class D
1-month Term SOFR + 2.000% Floor 2.000% 01/15/2039	6.786%	750,000	747,427
Subordinated Series 2022-VAMF Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	7.309%	5,000,000	4,912,406
Subordinated Series 2024-BIO Class B
1-month Term SOFR + 1.941% 02/15/2041	6.550%	3,000,000	2,999,999
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,115,000	1,019,712
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month Term SOFR + 0.764% Floor 0.650% 08/15/2036	5.374%	7,000,000	6,751,908
CAMB Commercial Mortgage Trust(a)
Series 2021-CX2 Class A
11/10/2046	2.700%	7,200,000	5,918,408
Cantor Commercial Real Estate Lending
Series 2019-CF1 Class A2
05/15/2052	3.623%	3,391,318	3,242,735
Series 2019-CF3 Class A3
01/15/2053	2.752%	16,100,000	14,486,194
Cantor Commercial Real Estate Lending(d),(g)
Series 2019-CF2 Class XA
11/15/2052	1.303%	38,143,018	1,601,282
CCUBS Commercial Mortgage Trust(d)
Subordinated Series 2017-C1 Class B
11/15/2050	4.159%	1,505,000	1,393,667
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	13,995,435	13,409,537
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	19,255,786
CD Mortgage Trust(d),(g)
Series 2019-CD8 Class XA
08/15/2057	1.535%	45,685,649	2,330,370
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	5,749,778
CFCRE Commercial Mortgage Trust(d),(g)
Series 2016-C4 Class XA
05/10/2058	1.726%	45,133,616	630,214
CFCRE Commercial Mortgage Trust(d)
Subordinated Series 2016-C7 Class C
12/10/2054	4.509%	1,000,000	924,172
Citigroup Commercial Mortgage Trust
Series 2015-GC31 Class A4
06/10/2048	3.762%	2,000,000	1,978,527
Series 2015-GC35 Class A3
11/10/2048	3.549%	10,000,000	9,679,533
Series 2016-GC37 Class A4
04/10/2049	3.314%	2,875,000	2,814,720
Series 2019-C7 Class A4
12/15/2072	3.102%	3,985,000	3,671,921
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-GC43 Class A3
11/10/2052	2.782%	9,998,724	9,005,941
Citigroup Commercial Mortgage Trust(a),(b)
Series 2021-PRM2 Class F
1-month Term SOFR + 3.864% Floor 3.750% 10/15/2036	8.474%	1,500,000	1,481,845
Citigroup Commercial Mortgage Trust(d)
Subordinated Series 2015-GC35 Class AS
11/10/2048	4.072%	1,300,000	1,217,748
Subordinated Series 2020-GC46 Class B
02/15/2053	3.150%	2,000,000	1,685,379
Citigroup Commercial Mortgage Trust(a),(d)
Subordinated Series 2016-C2 Class E
08/10/2049	4.533%	2,420,000	1,937,256
Subordinated Series 2023-SMRT Class C
06/10/2028	6.048%	1,000,000	999,352
COMM Mortgage Trust
Series 2016-CR28 Class A4
02/10/2049	3.762%	3,000,000	2,964,613
COMM Mortgage Trust(a)
Series 2024-277P Class A
08/10/2044	6.338%	12,870,000	13,324,764
COMM Mortgage Trust(a),(d),(g)
Series 2024-277P Class X
08/10/2044	0.661%	7,580,000	227,648
COMM Mortgage Trust(a),(c)
Series 2024-CBM Class A2
12/10/2041	5.867%	2,115,000	2,160,813
Series 2024-CBM Class B
12/10/2041	6.511%	1,250,000	1,276,626
COMM Mortgage Trust(d)
Subordinated Series 2015-CR23 Class C
05/10/2048	4.290%	1,830,000	1,723,998
Subordinated Series 2015-CR27 Class B
10/10/2048	4.487%	2,000,000	1,919,089
Subordinated Series 2017-COR2 Class B
09/10/2050	4.206%	2,500,000	2,347,580
COMM Mortgage Trust(a),(d)
Subordinated Series 2020-CBM Class F
02/10/2037	3.754%	2,513,000	2,428,045
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	2,668,914	2,552,282
Commercial Mortgage Pass-Through Certificates(d)
Subordinated Series 2019-BN24 Class C
11/15/2062	3.634%	1,000,000	826,856

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust
Series 2014-UBS4 Class A5
08/10/2047	3.694%	484,543	483,548
Series 2015-CR25 Class A4
08/10/2048	3.759%	4,000,000	3,960,998
Series 2015-DC1 Class A5
02/10/2048	3.350%	733,261	731,793
Series 2015-LC19 Class A4
02/10/2048	3.183%	550,375	548,421
Series 2015-PC1 Class A5
07/10/2050	3.902%	2,755,000	2,742,150
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,410,989	8,067,972
CONE Trust(a),(b)
Series 2024-DFW1 Class A
1-month Term SOFR + 1.642% Floor 1.642% 08/15/2041	6.446%	1,500,000	1,501,863
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	14,800,000	13,340,556
CSAIL Commercial Mortgage Trust
Series 2019-C16 Class A3
06/15/2052	3.329%	3,000,000	2,745,139
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	3,038,192
CSAIL Commercial Mortgage Trust(d)
Subordinated Series 2018-C14 Class B
11/15/2051	5.040%	1,000,000	923,539
Subordinated Series 2020-C19 Class B
03/15/2053	3.476%	2,740,000	2,300,385
Subordinated Series 2020-C19 Class C
03/15/2053	3.734%	2,345,000	1,898,357
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class E
1-month Term SOFR + 1.996% Floor 1.950% 05/15/2035	6.606%	2,250,000	2,220,469
Series 2018-BIOD Class F
1-month Term SOFR + 2.296% Floor 2.250% 05/15/2035	6.906%	8,850,000	8,752,781
DBJPM Mortgage Trust(d),(g)
Series 2020-C9 Class XA
09/15/2053	1.818%	45,493,478	2,274,123
DBWF Mortgage Trust(a),(d)
Series 2016-85T Class D
12/10/2036	3.935%	2,000,000	1,799,667
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DC Commercial Mortgage Trust(a)
Series 2023-DC Class A
09/12/2040	6.314%	7,175,000	7,403,637
DK Trust(a),(b)
Subordinated Series 2024-SPBX Class D
1-month Term SOFR + 2.750% Floor 1.500% 03/15/2034	7.554%	1,500,000	1,499,063
DTP Commercial Mortgage Trust(a),(d)
Series 2023-STE2 Class A
01/15/2041	5.843%	2,000,000	2,040,290
ELM Trust(a),(d)
Subordinated Series 2024-ELM Class C15
06/10/2039	6.189%	5,000,000	5,057,783
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month Term SOFR + 2.964% Floor 2.850% 07/15/2038	7.574%	2,659,876	2,670,684
Fashion Show Mall LLC(a),(d)
Series 2024-SHOW Class A
10/10/2029	5.274%	5,000,000	4,936,158
FirstKey Homes Trust(a)
Series 2020-SFR1 Class A
08/17/2037	1.339%	5,915,605	5,773,460
Subordinated Series 2020-SFR2 Class E
10/19/2037	2.668%	3,432,000	3,343,621
FS Rialto(a),(b)
Series 2021-FL3 Class A
1-month Term SOFR + 1.364% Floor 1.364% 11/16/2036	5.975%	3,874,660	3,859,974
FS Trust(a),(b)
Series 2024-HULA Class A
1-month Term SOFR + 1.811% Floor 1.811% 08/15/2039	6.615%	4,450,000	4,461,126
GAM Investments(a),(i)
Subordinated Series 2021-F Class A
09/27/2051	0.000%	2,186,000	2,153,286
Subordinated Series 2021-F Class D
09/27/2051	0.000%	1,777,000	1,653,884
Subordinated Series 2021-F Class E
09/27/2051	0.000%	1,798,000	1,776,398
Subordinated Series 2021-F Class G
09/27/2051	0.000%	1,797,000	1,772,847
Subordinated Series 2021-F Class H
09/27/2051	0.000%	1,510,000	1,034,999
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GAM Investments(a),(d)
Subordinated Series 2021-F Class C
09/27/2051	1.000%	1,778,000	1,691,907
GAM Re-REMIC Trust(a),(i)
Series 2021-FRR1 Class 2B
11/29/2050	0.000%	4,900,000	3,929,729
GAM Resecuritization Trust(a),(d)
Series 2022-FRR3 Class BK71
01/29/2052	1.988%	3,736,000	3,141,169
GAM Resecuritization Trust(a),(h)
Subordinated Series 2022-FRR3 Class BK61
11/27/2049	0.000%	2,543,000	2,121,828
Subordinated Series 2022-FRR3 Class CK47
05/27/2048	0.000%	1,474,000	1,411,937
Subordinated Series 2022-FRR3 Class DK47
05/27/2048	0.000%	1,473,000	1,396,235
GAM Resecuritization Trust(a),(i)
Subordinated Series 2022-FRR3 Class BK89
01/29/2052	0.000%	2,169,000	1,579,268
Great Wolf Trust(a),(b)
Subordinated Series 2024-WLF2 Class B
1-month Term SOFR + 2.141% 05/15/2041	6.945%	4,957,000	4,972,502
GS Mortgage Securities Corp II(a),(d)
Series 2017-375H Class A
09/10/2037	3.591%	5,000,000	4,727,632
GS Mortgage Securities Corp. II(a)
Series 2012-BWTR Class A
11/05/2034	2.954%	3,842,583	3,221,092
GS Mortgage Securities Corp. Trust(a),(b)
Series 2021-ARDN Class A
1-month Term SOFR + 1.364% Floor 1.250% 11/15/2036	5.974%	3,000,000	2,964,047
GS Mortgage Securities Corp. Trust(a),(d)
Series 2024-RVR Class A
08/10/2029	5.372%	10,100,000	10,084,934
Series 2024-RVR Class B
08/10/2029	5.723%	2,569,000	2,550,054
GS Mortgage Securities Trust(a),(d)
Series 2013-PEMB Class A
03/05/2033	3.668%	1,890,000	1,654,578
GS Mortgage Securities Trust
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,385,980	4,277,473
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	9,555,002
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	18,945,304
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-GSA1 Class A4
11/10/2052	3.048%	3,000,000	2,760,975
Series 2020-GC45 Class A5
02/13/2053	2.911%	1,810,000	1,637,873
Subordinated Series 2019-GC39 Class B
05/10/2052	3.970%	1,000,000	861,210
GS Mortgage Securities Trust(d)
Subordinated Series 2015-GC30 Class AS
05/10/2050	3.777%	4,250,570	4,148,275
Subordinated Series 2016-GS3 Class C
10/10/2049	4.103%	1,500,000	1,373,565
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class A
30-day Average SOFR + 1.700% Floor 1.700% 04/20/2037	6.693%	782,919	781,932
HILT Commercial Mortgage Trust(a),(b)
Series 2024-ORL Class A
1-month Term SOFR + 1.541% 05/15/2037	6.209%	2,000,000	1,999,998
HTL Commercial Mortgage Trust(a),(d)
Series 2024-T53 Class A
05/10/2039	5.876%	5,500,000	5,544,379
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	1,978,025
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,785,021
Series 2015-HB7 Class A7
08/05/2034	3.914%	1,195,662	1,172,101
ILPT Commercial Mortgage Trust(a),(b)
Series 2022-LPF2 Class A
1-month Term SOFR + 2.245% Floor 2.245% 10/15/2039	6.854%	5,123,089	5,118,473
INTOWN Mortgage Trust(a),(b)
Subordinated Series 2022-STAY Class D
1-month Term SOFR + 4.134% Floor 4.134% 08/15/2037	8.743%	2,500,000	2,520,302
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30 Class A5
07/15/2048	3.822%	4,200,000	4,122,983
JPMBB Commercial Mortgage Securities Trust(d)
Subordinated Series 2015-C29 Class AS
05/15/2048	3.917%	2,292,000	2,265,179
JPMCC_17-JP6
Series 20 17-JP6 Class A5
07/15/2050	3.490%	4,872,000	4,577,729

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	6,009,632	5,821,227
Series 2017-C7 Class A5
10/15/2050	3.409%	1,500,000	1,433,331
Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	6,709,948
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2018-WPT Class AFX
07/05/2033	4.248%	13,000,000	12,149,472
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	1,938,107
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2021-HTL5 Class A
1-month Term SOFR + 1.229% Floor 1.115% 11/15/2038	5.839%	7,080,000	7,046,810
Series 2021-MHC Class B
1-month Term SOFR + 1.414% Floor 1.050% 04/15/2038	6.025%	1,700,000	1,697,353
Series 2022-ACB Class E
30-day Average SOFR + 3.350% Floor 3.350% 03/15/2039	8.156%	6,450,000	6,281,605
Subordinated Series 2021-NYAH Class E
1-month Term SOFR + 2.204% 06/15/2038	6.814%	600,000	534,803
Subordinated Series 2021-NYAH Class H
1-month Term SOFR + 3.754% 06/15/2038	8.364%	3,500,000	2,232,026
KIND Commercial Mortgage Trust(a),(b)
Series 2024-1 Class A
1-month Term SOFR + 1.890% Floor 1.890% 08/15/2041	6.694%	2,500,000	2,506,260
KIND Trust(a),(b)
Series 2021-KIND Class A
1-month Term SOFR + 1.064% Floor 0.950% 08/15/2038	5.674%	2,023,109	1,998,691
KSL Commercial Mortgage Trust(a),(b)
Series 2023-HT Class A
1-month Term SOFR + 2.290% Floor 2.290% 12/15/2036	6.959%	4,586,755	4,588,180
KSL Commercial Mortgage Trust(a),(b),(c)
Series 2024-HT2 Class B
1-month Term SOFR + 2.042% Floor 2.042% 12/15/2039	6.614%	5,000,000	4,987,500
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ladder Capital Commercial Mortgage(a)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,326,746
LAQ Mortgage Trust(a),(b)
Series 2023-LAQ Class A
1-month Term SOFR + 2.091% Floor 2.091% 03/15/2036	6.701%	337,963	338,385
Life Mortgage Trust(a),(b)
Series 2022-BMR2 Class A1
1-month Term SOFR + 1.295% Floor 1.295% 05/15/2039	5.905%	4,000,000	3,902,482
Subordinated Series 2021-BMR Class F
1-month Term SOFR + 2.464% Floor 2.350% 03/15/2038	7.074%	2,663,345	2,573,457
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	785,728
MARQ Trust(a),(b)
Series 2024-HOU Class A
1-month Term SOFR + 1.591% Floor 1.591% 06/15/2039	6.395%	3,000,000	2,988,771
MED Commercial Mortgage Trust(a),(b)
Series 2024-MOB Class A
1-month Term SOFR + 1.592% Floor 1.592% 05/15/2041	6.201%	5,200,000	5,187,011
MF1 LLC(a),(b)
Series 2022-FL9 Class A
1-month Term SOFR + 2.150% Floor 2.150% 06/19/2037	6.756%	2,478,831	2,481,931
MHP MHIL(a),(b)
Subordinated Series 2022 Class E
1-month Term SOFR + 2.611% Floor 2.611% 01/15/2027	7.220%	2,734,842	2,712,617
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	1,575,000	1,329,425
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21 Class A3
03/15/2048	3.077%	141,519	141,194
Series 2016-C28 Class A3
01/15/2049	3.272%	1,101,545	1,085,034
Series 2016-C29 Class ASB
05/15/2049	3.140%	256,695	256,754
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-C30 Class A5
09/15/2049	2.860%	3,010,000	2,891,907
Series 2017-C34 Class A4
11/15/2052	3.536%	2,285,000	2,188,429
Subordinated Series 2015-C25 Class AS
10/15/2048	4.069%	1,551,000	1,490,974
Morgan Stanley Bank of America Merrill Lynch Trust(d)
Subordinated Series 2015-C27 Class B
12/15/2047	4.634%	1,750,000	1,698,398
Subordinated Series 2015-C27 Class C
12/15/2047	4.634%	3,000,000	2,889,653
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,300,158	7,929,883
Series 2020-HR8 Class A4
07/15/2053	2.041%	1,500,000	1,288,352
Morgan Stanley Capital I Trust(d),(g)
Series 2021-L5 Class XA
05/15/2054	1.406%	31,739,859	1,753,726
MTN Commercial Mortgage Trust(a),(b)
Series 2022-LPFL Class A
1-month Term SOFR + 1.397% Floor 1.397% 03/15/2039	6.007%	2,000,000	1,993,137
NJ Trust(a),(d)
Series 2023-GSP Class A
01/06/2029	6.481%	6,800,000	7,135,909
NXPT Commercial Mortgage Trust(a),(d)
Series 2024-STOR Class B
11/01/2041	4.803%	5,000,000	4,832,896
ONNI Commerical Mortgage Trust(a),(d)
Series 2024-APT Class A
07/15/2039	5.567%	2,500,000	2,535,478
ORL Trust(a),(b)
Series 2023-GLKS Class A
1-month Term SOFR + 2.350% Floor 2.350% 10/19/2036	6.960%	5,000,000	5,000,000
PFP Ltd.(a),(b)
Series 2023-10 Class A
1-month Term SOFR + 2.365% Floor 2.365% 09/16/2038	6.975%	2,973,399	2,975,267
Series 2024-11 Class A
1-month Term SOFR + 1.832% Floor 1.832% 09/17/2039	6.613%	2,926,861	2,923,206
Progress Residential Trust(a)
Subordinated Series 2021-SFR1 Class G
04/17/2038	3.861%	3,830,000	3,724,053
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RFM Re-REMIC Trust(a),(d)
Series 2022-FRR1 Class AB60
11/08/2049	2.470%	970,000	872,634
Series 2022-FRR1 Class AB64
03/01/2050	2.314%	1,460,000	1,301,620
RFM Re-REMIC Trust(a),(i)
Subordinated Series 2022-FRR1 Class CK60
11/08/2049	0.000%	450,000	374,119
SCOTT Trust(a)
Series 2023-SFS Class A
03/15/2040	5.910%	3,340,000	3,402,654
SDR Commercial Mortgage Trust(a),(b)
Subordinated Series 2024-DSNY Class B
1-month Term SOFR + 1.741% Floor 1.741% 05/15/2039	6.545%	2,500,000	2,472,493
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	4,928,916
SHER Trust(a),(b)
Series 2024-DAL Class A
1-month Term SOFR + 1.641% Floor 1.641% 04/15/2037	6.445%	4,525,000	4,502,375
SMRT Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class D
1-month Term SOFR + 1.950% Floor 1.950% 01/15/2039	6.559%	3,850,000	3,777,813
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	6.159%	5,670,000	5,600,055
SREIT Trust(a),(b)
Subordinated Series 2021-MFP2 Class B
1-month Term SOFR + 1.286% Floor 1.171% 11/15/2036	5.895%	4,538,000	4,522,436
Subordinated Series 2021-PALM Class E
1-month Term SOFR + 2.024% Floor 1.910% 10/15/2034	6.634%	6,275,000	6,204,406
Starwood Retail Property Trust(a),(b)
Series 2014-STAR Class A
Prime Rate + -0.882% Floor 1.470% 11/15/2027	6.868%	2,248,546	1,365,969

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Taubman Centers Commercial Mortgage Trust(a),(b)
Series 2022-DPM Class A
1-month Term SOFR + 2.186% Floor 2.186% 05/15/2037	6.795%	4,780,000	4,802,406
THPT Mortgage Trust(a),(d)
Series 2023-THL Class A
12/10/2034	6.994%	4,699,534	4,796,504
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	5,468,366	5,268,690
Wells Fargo Commercial Mortgage Trust
Series 2015-C27 Class A5
02/15/2048	3.451%	2,500,000	2,489,235
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,116,152	1,116,610
Series 2015-SG1 Class A4
09/15/2048	3.789%	8,903,442	8,807,235
Series 2017-C39 Class A4
09/15/2050	3.157%	10,065,000	9,609,515
Series 2018-C45 Class A3
06/15/2051	3.920%	15,968,202	15,496,680
Series 2020-C55 Class A5
02/15/2053	2.725%	3,407,709	3,067,556
Series 2021-C61 Class A4
11/15/2054	2.658%	7,990,000	6,900,404
Subordinated Series 2014-LC18 Class B
12/15/2047	3.959%	3,650,000	3,605,588
Subordinated Series 2021-C59 Class C
04/15/2054	3.284%	2,590,000	2,058,546
Wells Fargo Commercial Mortgage Trust(d),(g)
Series 2021-C59 Class XA
04/15/2054	1.636%	20,215,995	1,371,502
Series 2021-C60 Class XA
08/15/2054	1.621%	4,021,474	270,607
Wells Fargo Commercial Mortgage Trust(d)
Series 2022-C62 Class A4
04/15/2055	4.000%	5,330,000	5,006,725
Subordinated Series 2016-C33 Class B
03/15/2059	4.506%	3,005,000	2,939,461
Subordinated Series 2016-C35 Class C
07/15/2048	4.176%	2,100,000	1,983,099
Subordinated Series 2017-C41 Class B
11/15/2050	4.188%	1,690,000	1,591,829
Wells Fargo Commercial Mortgage Trust(a),(d)
Series 2024-1CHI Class A
07/15/2035	5.308%	6,000,000	6,011,333
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WFLD Mortgage Trust(a),(d)
Series 2014-MONT Class A
08/10/2031	3.880%	924,830	832,767
WSTN Trust(a),(d)
Series 2023-MAUI Class A
07/05/2037	6.518%	2,500,000	2,534,947
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $985,394,928)			965,371,385

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Intelsat Emergence SA(j)	88,937	2,705,152
Wireless Telecommunication Services 0.0%
Digicel Ltd.(e),(f),(j),(k)	59,381	207,834
Total Communication Services		2,912,986
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Prairie Provident Resources, Inc.(f),(j)	1,728	41
Total Energy		41
Total Common Stocks (Cost $3,065,022)		2,913,027

Convertible Bonds(l) 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Banking 0.0%
Lloyds Banking Group PLC(m),(n)
	8.000%		1,611,000	1,679,441
UBS Group AG(a),(m),(n)
	9.250%		794,000	863,073
	9.250%		325,000	374,641
Total				2,917,155
Technology 0.0%
Worldline SA(a),(i)
07/30/2025	0.000%	EUR	400,000	490,186
07/30/2026	0.000%	EUR	2,415,912	2,439,403
Total				2,929,589
Total Convertible Bonds (Cost $5,612,746)				5,846,744
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Digicel Ltd.(e),(f),(k)	6.750%	6,306	63,060
Total Communication Services			63,060
Total Convertible Preferred Stocks (Cost $63,060)			63,060

Corporate Bonds & Notes(l) 25.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
BAE Systems PLC(a)
03/26/2029	5.125%	1,649,000	1,671,494
04/15/2030	3.400%	690,000	645,058
Boeing Co. (The)
02/01/2031	3.625%	3,875,000	3,532,367
02/01/2035	3.250%	3,499,000	2,821,238
05/01/2040	5.705%	497,000	482,187
03/01/2047	3.650%	1,060,000	737,865
03/01/2048	3.625%	3,800,000	2,623,702
05/01/2049	3.900%	2,010,000	1,440,518
05/01/2050	5.805%	3,445,000	3,287,642
08/01/2059	3.950%	3,500,000	2,369,206
Boeing Co. (The)(a)
05/01/2034	6.528%	545,000	578,249
05/01/2054	6.858%	161,000	175,012
05/01/2064	7.008%	295,000	321,422
Bombardier, Inc.(a)
04/15/2027	7.875%	3,051,000	3,058,205
02/15/2028	6.000%	1,550,000	1,547,721
02/01/2029	7.500%	500,000	521,339
General Electric Co.(b)
3-month Term SOFR + 0.742% 08/15/2036	5.265%	5,380,000	5,036,945
HEICO Corp.
08/01/2028	5.250%	1,658,000	1,685,561
Huntington Ingalls Industries, Inc.
08/16/2028	2.043%	6,666,000	6,021,589
05/01/2030	4.200%	2,677,000	2,554,993
L3Harris Technologies, Inc.
06/01/2029	5.050%	797,000	806,380
Textron, Inc.
03/01/2025	3.875%	274,000	272,999
TransDigm, Inc.(a)
12/01/2031	7.125%	2,225,000	2,315,449
United Technologies Corp.
11/16/2038	4.450%	877,000	807,877
Total			45,315,018
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
American Airlines Pass-Through Trust
Series 2015-2 Class AA
09/22/2027	3.600%	66,899	64,507
Series 2016-1 Class AA
07/15/2029	3.575%	407,572	392,509
Series 2016-2 Class AA
06/15/2028	3.200%	468,788	444,244
Series 2016-3
10/15/2028	3.250%	1,583,653	1,455,554
Series 2017-2 Class AA
10/15/2029	3.350%	1,266,593	1,191,471
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	1,050,000	1,047,533
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	5,135,563	4,774,773
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	7,270,857	7,218,572
Southwest Airlines Co.
06/15/2027	5.125%	1,665,000	1,679,317
U.S. Airways Pass-Through Trust
06/03/2025	4.625%	1,662,384	1,654,122
United Airlines Pass-Through Trust
Series 2023-1 Class A
01/15/2036	5.800%	4,686,888	4,821,769
United Airlines, Inc.(a)
04/15/2026	4.375%	2,775,000	2,736,448
04/15/2029	4.625%	840,000	807,737
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	418,539	427,143
Total			28,715,699
Apartment REIT 0.1%
American Homes 4 Rent LP
02/15/2028	4.250%	242,000	238,186
04/15/2032	3.625%	353,000	320,903
02/01/2034	5.500%	2,187,000	2,225,900
07/15/2051	3.375%	1,735,000	1,202,978
04/15/2052	4.300%	1,270,000	1,039,039
Camden Property Trust
11/03/2026	5.850%	1,258,000	1,288,565
Invitation Homes Operating Partnership LP
11/15/2028	2.300%	973,000	887,145
08/15/2031	2.000%	2,677,000	2,212,015
08/15/2033	5.500%	945,000	959,974
02/01/2035	4.875%	689,000	670,388

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mid-America Apartments LP
02/15/2032	5.300%	926,000	948,353
Total			11,993,446
Automotive 1.0%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	2,700,000	2,665,931
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	204,000	202,583
04/01/2027	6.500%	600,000	600,389
American Honda Finance Corp.
01/12/2028	4.700%	1,340,000	1,349,216
11/15/2028	5.650%	671,000	696,634
09/05/2029	4.400%	4,110,000	4,062,770
10/23/2031	4.850%	6,485,000	6,465,571
01/10/2034	4.900%	186,000	184,972
Aptiv PLC/Global Financing DAC
09/13/2034	5.150%	2,780,000	2,670,014
BorgWarner, Inc.
08/15/2034	5.400%	1,220,000	1,230,318
Dana, Inc.
06/15/2028	5.625%	800,000	794,167
Denso Corp.(a)
09/16/2026	1.239%	4,070,000	3,825,042
09/11/2029	4.420%	1,180,000	1,170,105
Ford Motor Co.
02/12/2032	3.250%	1,123,000	957,354
01/15/2043	4.750%	1,985,000	1,651,538
Ford Motor Credit Co. LLC
08/04/2025	4.134%	950,000	942,554
11/13/2025	3.375%	1,000,000	982,810
05/17/2027	5.850%	6,615,000	6,709,051
08/17/2027	4.125%	2,063,000	2,003,547
05/12/2028	6.800%	450,000	469,415
03/08/2029	5.800%	1,151,000	1,162,202
05/03/2029	5.113%	1,205,000	1,184,503
General Motors Co.
10/01/2025	6.125%	501,000	505,117
04/01/2035	5.000%	4,415,000	4,259,618
10/02/2043	6.250%	250,000	257,146
General Motors Financial Co., Inc.
07/13/2025	4.300%	1,060,000	1,055,254
10/10/2025	6.050%	3,385,000	3,416,848
03/01/2026	5.250%	2,143,000	2,152,045
06/23/2028	5.800%	1,850,000	1,902,046
10/15/2028	2.400%	2,820,000	2,576,266
07/15/2029	5.550%	4,302,000	4,396,260
10/06/2029	4.900%	1,693,000	1,685,219
06/21/2030	3.600%	1,710,000	1,584,454
01/08/2031	2.350%	1,566,000	1,333,775
01/07/2034	6.100%	593,000	617,408
04/04/2034	5.950%	812,000	837,163
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Harley-Davidson Financial Services, Inc.(a)
06/08/2025	3.350%	1,155,000	1,142,205
Hyundai Capital America(a)
06/26/2025	5.800%	5,620,000	5,642,260
09/21/2026	5.950%	4,120,000	4,196,309
11/01/2027	4.875%	4,585,000	4,589,425
06/26/2028	5.680%	1,048,000	1,074,229
09/21/2028	6.100%	4,833,000	5,031,804
01/16/2029	6.500%	1,072,000	1,132,846
06/24/2029	5.300%	1,267,000	1,284,835
01/08/2031	5.400%	303,000	308,036
09/26/2031	4.750%	3,055,000	2,995,180
Hyundai Capital Services, Inc.(a)
04/24/2025	2.125%	3,320,000	3,282,912
LKQ Corp.
06/15/2028	5.750%	3,405,000	3,480,106
Mercedes-Benz Finance North America LLC(a)
11/15/2027	4.900%	6,775,000	6,801,478
08/01/2029	4.800%	1,270,000	1,268,798
Nissan Motor Acceptance Co. LLC(a)
09/13/2029	5.550%	3,255,000	3,142,000
Tenneco, Inc.(a)
11/17/2028	8.000%	4,625,000	4,395,190
Toyota Motor Credit Corp.
10/08/2027	4.350%	1,405,000	1,401,119
05/16/2029	5.050%	6,480,000	6,601,502
08/09/2029	4.550%	1,014,000	1,012,865
11/20/2030	5.550%	1,241,000	1,293,848
Volkswagen Group of America Finance LLC(a)
03/22/2027	5.300%	2,900,000	2,916,934
03/22/2029	5.250%	8,111,000	8,091,237
11/16/2030	6.450%	1,834,000	1,925,514
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,500,000	1,498,716
Total			143,068,653
Banking 6.6%
ABN AMRO Bank NV(a),(n)
09/18/2027	6.339%	6,900,000	7,072,550
Subordinated
03/13/2037	3.324%	1,241,000	1,071,639
AIB Group PLC(a),(n)
10/14/2026	7.583%	4,320,000	4,410,898
American Express Co.(n)
05/01/2026	4.990%	498,000	498,332
02/16/2028	5.098%	1,205,000	1,214,006
07/27/2029	5.282%	2,148,000	2,184,975
04/25/2030	5.532%	1,263,000	1,297,263
ANZ New Zealand International Ltd.(a)
08/14/2028	5.355%	4,595,000	4,698,340
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco Santander SA
05/28/2025	2.746%	3,000,000	2,967,938
07/15/2031	5.439%	3,400,000	3,459,965
Banco Santander SA(n)
03/14/2030	5.538%	4,600,000	4,674,262
Bank of America Corp.(n)
07/22/2027	1.734%	13,400,000	12,754,798
04/27/2028	4.376%	1,145,000	1,135,111
03/05/2029	3.970%	2,047,000	1,995,337
06/14/2029	2.087%	11,319,000	10,328,706
09/15/2029	5.819%	1,375,000	1,423,502
07/23/2030	3.194%	34,964,000	32,577,930
10/22/2030	2.884%	648,000	592,439
02/13/2031	2.496%	8,712,000	7,758,689
04/29/2031	2.592%	4,382,000	3,903,515
07/23/2031	1.898%	355,000	302,967
10/24/2031	1.922%	3,775,000	3,192,815
03/11/2032	2.651%	2,592,000	2,267,113
04/22/2032	2.687%	713,000	624,384
07/21/2032	2.299%	785,000	666,126
10/20/2032	2.572%	7,384,000	6,348,772
09/15/2034	5.872%	3,100,000	3,267,539
01/23/2035	5.468%	3,095,000	3,179,491
Subordinated
10/25/2035	5.518%	18,511,000	18,595,897
Bank of America Corp.
Subordinated
01/22/2025	4.000%	795,000	793,657
04/21/2025	3.950%	2,500,000	2,489,979
03/03/2026	4.450%	2,000,000	1,991,571
Bank of America NA
08/18/2026	5.526%	5,575,000	5,670,307
Bank of Montreal(n)
09/10/2030	4.640%	2,544,000	2,522,387
Bank of Montreal
06/04/2031	5.511%	3,817,000	3,930,226
Bank of New York Mellon Corp. (The)(n)
04/26/2027	4.947%	2,770,000	2,780,887
03/14/2030	4.975%	1,594,000	1,612,385
07/22/2032	5.060%	4,953,000	5,012,786
03/14/2035	5.188%	512,000	520,454
Bank of New Zealand(a)
01/27/2027	2.285%	2,140,000	2,041,075
Bank of Nova Scotia (The)(n)
11/10/2032	4.740%	2,488,000	2,449,945
Banque Federative du Credit Mutuel SA(a)
01/26/2026	4.935%	2,001,000	2,004,641
02/16/2028	5.194%	4,270,000	4,311,216
Barclays PLC
03/16/2025	3.650%	270,000	268,852
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
05/09/2028	4.836%	995,000	984,318
Barclays PLC(n)
06/24/2031	2.645%	3,175,000	2,791,042
03/10/2032	2.667%	12,020,000	10,390,235
BNP Paribas SA(a),(n)
06/09/2026	2.219%	2,150,000	2,118,190
09/30/2028	1.904%	3,535,000	3,251,041
06/12/2029	5.335%	1,815,000	1,838,606
11/19/2030	5.283%	9,500,000	9,535,107
04/19/2032	2.871%	7,775,000	6,751,149
01/20/2033	3.132%	3,920,000	3,413,305
BPCE SA(a)
01/18/2027	5.203%	1,320,000	1,331,691
01/11/2028	3.250%	460,000	437,721
05/30/2029	5.281%	1,100,000	1,115,800
BPCE SA(a),(n)
01/18/2030	5.716%	1,070,000	1,086,398
CaixaBank SA(a),(n)
03/15/2030	5.673%	620,000	631,326
Canadian Imperial Bank of Commerce
06/28/2027	5.237%	2,985,000	3,028,815
Canadian Imperial Bank of Commerce(n)
09/11/2030	4.631%	2,385,000	2,359,423
Capital One Financial Corp.(n)
10/29/2027	7.149%	3,985,000	4,145,397
11/02/2027	1.878%	837,000	790,463
06/08/2029	6.312%	485,000	503,842
Citibank NA(n)
11/19/2027	4.876%	6,780,000	6,795,145
Citigroup, Inc.(m),(n)
	4.700%	10,225,000	10,189,675
	7.125%	8,890,000	9,140,236
Citigroup, Inc.
05/01/2026	3.400%	1,300,000	1,276,293
Subordinated
06/10/2025	4.400%	4,250,000	4,236,048
05/18/2046	4.750%	395,000	358,677
Citigroup, Inc.(n)
06/09/2027	1.462%	20,000	19,013
09/19/2030	4.542%	5,490,000	5,406,342
11/05/2030	2.976%	14,780,000	13,521,048
01/29/2031	2.666%	5,550,000	4,968,050
05/01/2032	2.561%	4,520,000	3,903,963
01/25/2033	3.057%	2,800,000	2,457,593
Citizens Financial Group, Inc.
02/06/2030	2.500%	1,251,000	1,106,223
Citizens Financial Group, Inc.(n)
04/25/2035	6.645%	1,518,000	1,644,803

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
05/21/2037	5.641%	2,683,000	2,640,855
CoBank ACB(n)
12/31/2049	7.125%	1,210,000	1,229,582
Comerica, Inc.(n)
01/30/2030	5.982%	1,535,000	1,566,054
Commonwealth Bank of Australia(a)
Subordinated
09/12/2039	3.743%	435,000	360,362
Cooperatieve Rabobank UA(a),(n)
06/24/2026	1.339%	970,000	949,622
02/24/2027	1.106%	2,500,000	2,385,270
03/05/2030	5.447%	3,040,000	3,103,444
Credit Agricole SA(a),(n)
09/11/2028	4.631%	5,405,000	5,362,511
Credit Suisse AG
02/21/2025	3.700%	855,000	852,621
08/07/2026	1.250%	289,000	273,611
07/09/2027	5.000%	2,861,000	2,884,496
Credit Suisse Group AG(a),(n)
06/05/2026	2.193%	3,297,000	3,249,264
05/14/2032	3.091%	2,210,000	1,961,213
Danske Bank A/S(a),(n)
09/22/2026	6.259%	4,875,000	4,922,244
03/01/2030	5.705%	1,044,000	1,069,380
10/02/2030	4.613%	1,766,000	1,734,391
Deutsche Bank AG(n)
07/13/2027	7.146%	1,200,000	1,239,427
Subordinated
01/14/2032	3.729%	2,000,000	1,765,389
Deutsche Bank AG
05/10/2029	5.414%	2,400,000	2,448,286
Discover Bank
03/13/2026	4.250%	789,000	783,179
DNB Bank ASA(a),(n)
09/16/2026	1.127%	3,950,000	3,832,008
11/05/2030	4.853%	4,125,000	4,129,272
Federation des Caisses Desjardins du Quebec(a)
03/14/2028	5.700%	2,210,000	2,266,949
04/26/2029	5.250%	2,069,000	2,101,646
Fifth Third Bancorp(n)
07/27/2029	6.339%	7,505,000	7,851,863
04/25/2033	4.337%	2,362,000	2,242,964
Fifth Third Bancorp.
Subordinated
03/01/2038	8.250%	581,000	710,746
Goldman Sachs Bank(n)
03/18/2027	5.283%	1,169,000	1,176,742
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Bank USA(n)
05/21/2027	5.414%	4,760,000	4,802,687
Goldman Sachs Group, Inc. (The)(m),(n)
	3.650%	2,135,000	2,043,284
Goldman Sachs Group, Inc. (The)(n)
08/10/2026	5.798%	6,720,000	6,764,075
03/09/2027	1.431%	11,449,000	10,972,224
02/24/2028	2.640%	3,320,000	3,168,214
10/24/2029	6.484%	631,000	667,062
04/25/2030	5.727%	631,000	651,136
07/23/2030	5.049%	4,210,000	4,234,453
10/23/2030	4.692%	6,545,000	6,487,698
04/22/2032	2.615%	12,585,000	10,930,622
07/21/2032	2.383%	10,475,000	8,926,494
07/23/2035	5.330%	4,123,000	4,164,827
10/23/2035	5.016%	2,513,000	2,485,056
11/19/2045	5.561%	1,155,000	1,173,854
Goldman Sachs Group, Inc. (The)
Subordinated
10/01/2037	6.750%	313,000	346,637
05/22/2045	5.150%	400,000	385,732
HSBC Holdings PLC(n)
03/10/2026	2.999%	929,000	923,597
06/04/2026	2.099%	1,983,000	1,954,279
05/17/2028	5.597%	975,000	988,896
09/22/2028	2.013%	6,644,000	6,136,761
11/19/2028	5.130%	6,860,000	6,888,208
08/17/2029	2.206%	1,620,000	1,465,325
05/24/2032	2.804%	2,113,000	1,828,234
Subordinated
11/18/2035	5.874%	1,835,000	1,842,752
Huntington Bancshares, Inc.(n)
08/21/2029	6.208%	4,040,000	4,208,782
01/15/2031	5.272%	2,735,000	2,766,658
02/02/2035	5.709%	678,000	693,130
Subordinated
11/18/2039	6.141%	2,624,000	2,687,074
Intesa Sanpaolo SpA(a),(n)
Subordinated
06/01/2032	4.198%	1,100,000	972,963
JPMorgan Chase & Co.(m),(n)
	4.000%	2,993,000	2,958,745
	4.600%	9,130,000	9,088,964
JPMorgan Chase & Co.(n)
12/10/2025	1.561%	2,540,000	2,537,965
02/24/2026	2.595%	363,000	361,034
04/22/2026	2.083%	439,000	434,209
02/04/2027	1.040%	7,092,000	6,787,122
04/22/2027	1.578%	13,018,000	12,460,688
09/22/2027	1.470%	1,750,000	1,651,304
02/24/2028	2.947%	4,468,000	4,299,932
04/22/2028	5.571%	1,375,000	1,400,394
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/23/2029	3.509%	10,345,000	9,979,801
04/23/2029	4.005%	3,180,000	3,106,811
06/01/2029	2.069%	2,572,000	2,350,991
12/05/2029	4.452%	1,622,000	1,601,243
01/23/2030	5.012%	885,000	891,629
04/22/2030	5.581%	1,213,000	1,249,000
05/06/2030	3.702%	1,213,000	1,160,208
07/22/2030	4.995%	983,000	989,879
10/15/2030	2.739%	2,790,000	2,538,542
10/22/2030	4.603%	1,542,000	1,528,672
02/04/2032	1.953%	190,000	160,111
04/22/2032	2.580%	7,675,000	6,689,227
11/08/2032	2.545%	4,535,000	3,895,872
01/25/2033	2.963%	2,380,000	2,091,793
06/01/2034	5.350%	2,820,000	2,882,506
04/22/2035	5.766%	1,646,000	1,725,443
07/22/2035	5.294%	1,409,000	1,428,464
10/22/2035	4.946%	6,030,000	5,979,013
11/29/2045	5.534%	1,306,000	1,338,201
11/15/2048	3.964%	2,475,000	2,043,572
KBC Group NV(a),(n)
10/16/2030	4.932%	2,095,000	2,079,923
KeyCorp(n)
06/01/2033	4.789%	1,250,000	1,205,236
03/06/2035	6.401%	4,925,000	5,253,892
Lloyds Banking Group PLC(n)
11/26/2028	5.087%	4,415,000	4,436,085
Mitsubishi UFJ Financial Group, Inc.(n)
04/17/2030	5.258%	600,000	611,454
Mizuho Financial Group, Inc.(n)
07/06/2029	5.778%	4,740,000	4,889,669
Morgan Stanley
01/27/2026	3.875%	6,407,000	6,352,555
07/27/2026	3.125%	673,000	657,242
Subordinated
09/08/2026	4.350%	9,045,000	8,980,781
Morgan Stanley(n)
04/28/2026	2.188%	150,000	148,387
12/10/2026	0.985%	589,000	566,254
05/04/2027	1.593%	3,118,000	2,979,736
07/20/2027	1.512%	583,000	552,726
01/21/2028	2.475%	947,000	903,141
07/22/2028	3.591%	7,791,000	7,540,129
10/18/2028	6.296%	927,000	964,660
01/24/2029	3.772%	4,315,000	4,190,637
04/20/2029	5.164%	1,731,000	1,750,070
07/20/2029	5.449%	2,410,000	2,461,142
01/23/2030	4.431%	2,885,000	2,838,894
07/19/2030	5.042%	961,000	968,026
10/18/2030	4.654%	9,515,000	9,435,591
02/13/2032	1.794%	650,000	540,956
04/28/2032	1.928%	1,899,000	1,580,900
07/21/2032	2.239%	8,910,000	7,527,384
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/20/2032	2.511%	1,560,000	1,333,961
01/21/2033	2.943%	3,610,000	3,159,182
04/21/2034	5.250%	3,865,000	3,899,232
04/19/2035	5.831%	3,057,000	3,209,423
07/19/2035	5.320%	1,116,000	1,132,871
04/22/2039	4.457%	252,000	234,136
11/19/2055	5.516%	10,785,000	11,139,516
Subordinated
09/16/2036	2.484%	701,000	579,459
Morgan Stanley Bank NA(n)
05/26/2028	5.504%	8,805,000	8,953,711
National Australia Bank Ltd.
10/26/2027	4.500%	3,715,000	3,717,032
National Bank of Canada
12/18/2028	5.600%	1,513,000	1,558,070
10/10/2029	4.500%	4,560,000	4,495,782
Nationwide Building Society(a),(n)
02/16/2028	2.972%	980,000	938,518
Nationwide Building Society(a)
07/29/2029	5.127%	5,625,000	5,683,171
NatWest Group PLC(n)
08/15/2030	4.964%	5,815,000	5,795,473
03/01/2035	5.778%	1,551,000	1,595,182
NatWest Markets PLC(a)
05/17/2029	5.410%	1,907,000	1,951,481
Nordea Bank Abp(a)
09/10/2029	4.375%	6,860,000	6,764,605
PNC Financial Services Group, Inc. (The)(n)
06/12/2029	5.582%	3,120,000	3,195,924
10/28/2033	6.037%	1,860,000	1,967,431
01/24/2034	5.068%	125,000	124,352
10/20/2034	6.875%	1,844,000	2,060,690
Regions Financial Corp.(n)
09/06/2035	5.502%	7,458,000	7,474,767
Royal Bank of Canada(n)
08/02/2030	4.969%	11,273,000	11,356,853
10/18/2030	4.650%	1,618,000	1,610,069
Royal Bank of Scotland Group PLC(n)
01/27/2030	5.076%	999,000	999,733
Santander Holdings USA, Inc.(n)
09/06/2030	5.353%	2,700,000	2,694,303
Santander UK Group Holdings PLC(n)
08/21/2026	1.532%	445,000	433,753
06/14/2027	1.673%	1,762,000	1,672,383
Societe Generale SA(a)
02/19/2027	5.250%	5,605,000	5,624,755

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Societe Generale SA(a),(n)
01/19/2028	2.797%	4,285,000	4,072,987
06/09/2032	2.889%	480,000	409,886
01/21/2033	3.337%	10,380,000	8,963,086
Standard Chartered PLC(a),(n)
02/08/2030	7.018%	5,365,000	5,741,394
10/15/2030	5.005%	5,020,000	4,982,518
State Street Bank & Trust Co.
11/23/2029	4.782%	5,980,000	6,024,787
State Street Corp.(n)
02/20/2029	4.530%	2,645,000	2,636,487
11/21/2029	5.684%	1,031,000	1,069,804
10/22/2032	4.675%	1,912,000	1,892,693
11/21/2034	6.123%	1,052,000	1,121,900
Sumitomo Mitsui Financial Group, Inc.
07/09/2029	5.316%	625,000	639,804
07/09/2031	5.424%	2,540,000	2,611,342
Sumitomo Mitsui Trust Bank Ltd.(a)
03/07/2027	5.200%	3,575,000	3,616,307
Swedbank AB(a)
09/12/2026	6.136%	3,305,000	3,380,431
03/14/2029	5.407%	3,135,000	3,193,477
Synchrony Bank
08/22/2025	5.400%	3,625,000	3,622,726
Synchrony Financial
06/13/2025	4.875%	2,185,000	2,180,829
Synchrony Financial(n)
08/02/2030	5.935%	2,560,000	2,615,025
Truist Financial Corp.(n)
03/02/2027	1.267%	323,000	309,121
10/30/2029	7.161%	5,815,000	6,261,424
01/24/2030	5.435%	2,813,000	2,861,719
10/28/2033	6.123%	712,000	753,604
01/26/2034	5.122%	491,000	486,511
06/08/2034	5.867%	4,128,000	4,299,309
Subordinated
07/28/2033	4.916%	663,000	640,138
U.S. Bancorp(m),(n)
Junior Subordinated
	5.300%	2,980,000	2,950,229
UBS Group AG(a),(n)
05/12/2026	4.488%	980,000	977,597
01/30/2027	1.364%	912,000	874,367
08/10/2027	1.494%	460,000	433,780
UBS Group AG(a),(b)
SOFR + 1.580% 05/12/2026	6.150%	3,055,000	3,069,652
UniCredit SpA(a),(n)
09/22/2026	2.569%	5,195,000	5,081,215
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Bancorp(n)
01/23/2030	5.384%	890,000	907,550
02/01/2034	4.839%	2,570,000	2,513,221
01/23/2035	5.678%	360,000	372,929
US Bank NA(n)
10/22/2027	4.507%	6,815,000	6,786,157
Wells Fargo & Co.(n)
02/11/2026	2.164%	1,295,000	1,287,996
08/15/2026	4.540%	202,000	201,507
03/24/2028	3.526%	402,000	390,754
04/22/2028	5.707%	2,405,000	2,452,620
05/22/2028	3.584%	315,000	305,912
06/02/2028	2.393%	9,378,000	8,847,124
07/25/2028	4.808%	14,890,000	14,878,369
07/25/2029	5.574%	1,360,000	1,393,554
10/23/2029	6.303%	5,615,000	5,905,737
02/11/2031	2.572%	6,775,000	6,048,041
03/02/2033	3.350%	7,705,000	6,898,323
07/25/2033	4.897%	2,740,000	2,707,782
04/30/2041	3.068%	4,650,000	3,537,194
Wells Fargo & Co.(c),(n)
12/03/2035	5.211%	15,990,000	16,064,023
Westpac Banking Corp.
04/16/2029	5.050%	3,975,000	4,061,454
Westpac Banking Corp.(n)
Subordinated
11/20/2035	5.618%	1,115,000	1,126,731
Westpac New Zealand Ltd.(a)
02/26/2027	5.132%	1,537,000	1,553,333
Total			927,443,833
Brokerage/Asset Managers/Exchanges 0.3%
Ares Management Corp.
10/11/2054	5.600%	6,045,000	5,987,535
Blackstone Holdings Finance Co. LLC(a)
08/05/2028	1.625%	431,000	387,718
01/10/2030	2.500%	158,000	142,507
01/30/2032	2.000%	1,286,000	1,062,387
Brookfield Finance, Inc.
06/02/2026	4.250%	914,000	908,134
Cantor Fitzgerald LP(a)
12/12/2028	7.200%	2,300,000	2,418,458
Charles Schwab Corp. (The)(m),(n)
	4.000%	625,000	547,389
Charles Schwab Corp. (The)(n)
11/17/2029	6.196%	991,000	1,043,375
Depository Trust & Clearing Corp. (The)(a),(m),(n)
	3.375%	673,000	642,360
Focus Financial Partners LLC(a)
09/15/2031	6.750%	1,650,000	1,664,029
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hunt Companies, Inc.(a)
04/15/2029	5.250%	2,075,000	1,967,875
Intercontinental Exchange, Inc.
09/01/2028	3.625%	1,500,000	1,450,536
06/15/2030	2.100%	2,228,000	1,950,344
09/15/2032	1.850%	3,230,000	2,614,682
Jane Street Group/Finance, Inc.(a)
11/01/2032	6.125%	1,020,000	1,023,585
Jane Street Group/JSG Finance, Inc.(a)
11/15/2029	4.500%	1,000,000	951,732
Jefferies Financial Group, Inc.
07/21/2028	5.875%	3,660,000	3,773,569
LPL Holdings, Inc.
05/20/2027	5.700%	963,000	978,890
Marex Group PLC
11/04/2029	6.404%	3,040,000	3,072,100
Nomura Holdings, Inc.
07/12/2028	6.070%	7,560,000	7,836,415
07/14/2031	2.608%	1,100,000	942,810
Nuveen LLC(a)
01/15/2030	5.550%	1,150,000	1,186,024
Stifel Financial Corp.
05/15/2030	4.000%	3,755,000	3,584,788
VFH Parent LLC/Valor Co-Issuer, Inc.(a)
06/15/2031	7.500%	645,000	666,350
Total			46,803,592
Building Materials 0.2%
Cemex SAB de CV(a),(m),(n)
	5.125%	1,525,000	1,493,063
CRH SMW Finance DAC
05/21/2029	5.200%	1,180,000	1,199,489
Fortune Brands Innovations, Inc.
09/15/2029	3.250%	2,677,000	2,503,584
06/01/2033	5.875%	642,000	672,475
Martin Marietta Materials, Inc.
03/15/2030	2.500%	3,005,000	2,692,906
07/15/2031	2.400%	375,000	323,457
12/01/2054	5.500%	4,790,000	4,805,346
Mohawk Industries, Inc.
09/18/2028	5.850%	283,000	292,788
Standard Industries, Inc.(a)
07/15/2030	4.375%	3,295,000	3,064,688
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	500,000	503,802
01/15/2031	7.250%	1,510,000	1,611,522
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vulcan Materials Co.
12/01/2054	5.700%	2,175,000	2,248,815
Total			21,411,935
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	100,000	97,350
03/01/2030	4.750%	320,000	297,845
Charter Communications Operating LLC
06/01/2034	6.550%	1,240,000	1,300,101
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	6,565,000	5,832,877
06/01/2029	6.100%	8,442,000	8,686,493
10/23/2035	6.384%	1,165,000	1,197,368
10/23/2045	6.484%	4,170,000	4,097,607
04/01/2048	5.750%	1,360,000	1,213,343
03/01/2050	4.800%	5,284,000	4,168,908
04/01/2051	3.700%	5,120,000	3,382,265
06/01/2052	3.900%	3,020,000	2,049,888
04/01/2053	5.250%	986,000	836,129
04/01/2061	3.850%	334,000	212,953
12/01/2061	4.400%	347,000	243,722
Comcast Corp.
02/01/2030	2.650%	605,000	548,097
01/15/2031	1.950%	545,000	463,388
02/15/2031	1.500%	586,000	484,804
06/01/2034	5.300%	650,000	666,781
07/15/2036	3.200%	356,000	296,989
03/01/2038	3.900%	377,000	328,059
02/01/2050	3.450%	1,900,000	1,384,300
05/15/2064	5.500%	753,000	750,051
Cox Communications, Inc.(a)
10/01/2030	1.800%	562,000	468,961
09/01/2034	5.450%	10,310,000	10,190,607
09/01/2054	5.950%	6,890,000	6,732,172
CSC Holdings LLC(a)
04/15/2027	5.500%	3,550,000	3,206,622
02/01/2028	5.375%	2,043,000	1,771,532
04/01/2028	7.500%	300,000	217,801
05/15/2028	11.250%	600,000	592,884
01/31/2029	11.750%	1,556,000	1,541,850
02/01/2029	6.500%	3,041,000	2,609,315
01/15/2030	5.750%	1,275,000	768,117
12/01/2030	4.125%	500,000	376,433
12/01/2030	4.625%	2,225,000	1,254,796
02/15/2031	3.375%	600,000	435,498
DISH DBS Corp.
07/01/2026	7.750%	2,039,000	1,746,404
07/01/2028	7.375%	600,000	453,070
06/01/2029	5.125%	750,000	491,710
DISH Network Corp.(a)
11/15/2027	11.750%	3,200,000	3,400,096

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EchoStar Corp.
11/30/2029	10.750%	705,000	762,550
Sirius XM Radio, Inc.(a)
07/01/2029	5.500%	1,685,000	1,647,684
Time Warner Cable LLC
11/15/2040	5.875%	3,890,000	3,593,503
09/01/2041	5.500%	8,309,000	7,306,956
09/15/2042	4.500%	1,770,000	1,382,743
Viasat, Inc.(a)
04/15/2027	5.625%	1,675,000	1,603,837
Videotron Ltd.(a)
01/15/2035	5.700%	5,355,000	5,431,302
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,250,000	1,117,362
Total			97,643,123
Chemicals 0.3%
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	356,000	333,390
01/31/2030	4.500%	907,000	791,943
01/12/2031	8.500%	4,508,000	4,675,487
Cabot Corp.
07/01/2029	4.000%	1,810,000	1,747,203
CF Industries, Inc.
03/15/2034	5.150%	3,125,000	3,093,075
06/01/2043	4.950%	1,700,000	1,555,467
DowDuPont, Inc.
11/15/2028	4.725%	5,440,000	5,481,542
FMC Corp.
05/18/2026	5.150%	464,000	465,539
10/01/2029	3.450%	1,005,000	933,446
10/01/2049	4.500%	340,000	275,015
Huntsman International LLC
06/15/2031	2.950%	3,585,000	3,050,492
10/15/2034	5.700%	1,240,000	1,209,895
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%	455,000	418,572
11/01/2030	2.300%	5,075,000	4,357,329
11/15/2040	3.268%	365,000	270,905
12/01/2050	3.468%	265,000	183,588
International Flavors & Fragrances, Inc.
06/01/2047	4.375%	1,115,000	906,355
09/26/2048	5.000%	1,255,000	1,127,437
LYB International Finance III LLC
03/01/2034	5.500%	4,025,000	4,064,395
05/01/2050	4.200%	1,505,000	1,190,945
Nutrien Ltd.
11/07/2025	5.950%	470,000	475,273
12/01/2036	5.875%	132,000	138,753
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nutrien, Ltd.
06/21/2034	5.400%	1,128,000	1,148,923
Olin Corp.
02/01/2030	5.000%	1,560,000	1,499,029
Parkland Corp.(a)
08/15/2032	6.625%	805,000	810,939
Rain CII Carbon LLC/Corp.(a)
04/01/2025	7.250%	39,000	38,577
Sasol Financing USA LLC
09/27/2028	6.500%	3,650,000	3,535,737
Sociedad Quimica y Minera de Chile SA(a)
09/10/2034	5.500%	1,825,000	1,763,157
Tronox, Inc.(a)
03/15/2029	4.625%	740,000	680,794
Total			46,223,202
Construction Machinery 0.2%
AGCO Corp.
03/21/2027	5.450%	1,033,000	1,045,921
Alta Equipment Group, Inc.(a)
06/01/2029	9.000%	1,125,000	1,067,181
Caterpillar Financial Services Corp.
08/16/2029	4.375%	847,000	843,042
CNH Industrial Capital LLC
05/23/2025	3.950%	2,940,000	2,926,295
01/12/2029	5.500%	1,400,000	1,435,968
04/20/2029	5.100%	1,539,000	1,557,669
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	5,359,000	4,970,214
John Deere Capital Corp.
06/11/2029	4.850%	1,042,000	1,058,065
06/10/2030	4.700%	2,310,000	2,330,625
03/07/2031	4.900%	6,150,000	6,230,765
09/08/2031	4.400%	1,305,000	1,284,995
Maxim Crane Works Holdings Capital LLC(a)
09/01/2028	11.500%	975,000	1,047,118
OT Merger Corp.(a)
10/15/2029	7.875%	350,000	156,482
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	150,000	154,236
Terex Corp.(a)
10/15/2032	6.250%	670,000	670,641
United Rentals North America, Inc.
01/15/2030	5.250%	3,000,000	2,966,784
02/15/2031	3.875%	1,664,000	1,521,858
Total			31,267,859
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
Allied Universal Holdco LLC/Finance Corp.(a)
06/01/2029	6.000%	1,300,000	1,193,241
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	1,910,000	1,795,478
06/01/2028	4.625%	990,000	931,990
Arches Buyer, Inc.(a)
06/01/2028	4.250%	745,000	695,331
Brink’s Co. (The)(a)
06/15/2029	6.500%	540,000	551,213
06/15/2032	6.750%	540,000	551,580
Expedia Group, Inc.(a)
05/01/2025	6.250%	1,094,000	1,095,393
Jones Lang LaSalle, Inc.
12/01/2028	6.875%	3,494,000	3,746,825
Match Group Holdings II LLC(a)
10/01/2031	3.625%	1,155,000	1,002,521
Raven Acquisition Holdings LLC(a)
11/15/2031	6.875%	1,020,000	1,019,712
Service Corp. International
10/15/2032	5.750%	645,000	643,050
Uber Technologies, Inc.(a)
08/15/2029	4.500%	810,000	793,193
Uber Technologies, Inc.
01/15/2030	4.300%	1,061,000	1,038,681
09/15/2034	4.800%	3,560,000	3,487,254
09/15/2054	5.350%	1,429,000	1,394,961
Total			19,940,423
Consumer Products 0.1%
Energizer Holdings, Inc.(a)
03/31/2029	4.375%	1,085,000	1,019,076
Kenvue, Inc.
03/22/2028	5.050%	669,000	683,177
Kronos Acquisition Holdings, Inc.(a)
06/30/2032	10.750%	1,400,000	1,279,653
Newell Brands, Inc.
05/15/2030	6.375%	480,000	488,998
05/15/2032	6.625%	1,255,000	1,277,019
Perrigo Finance Unlimited Co.
09/30/2032	6.125%	1,025,000	1,021,417
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	235,000	232,706
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	94,000	81,373
SWF Escrow Issuer Corp.(a)
10/01/2029	6.500%	950,000	608,437
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	735,000	683,880
10/15/2031	3.875%	980,000	868,369
Unilever Capital Corp.
08/12/2034	4.625%	2,155,000	2,127,286
Total			10,371,391
Diversified Manufacturing 0.2%
Amphenol Corp.
01/15/2035	5.000%	1,465,000	1,463,607
Amsted Industries, Inc.(a)
05/15/2030	4.625%	1,685,000	1,590,097
Carrier Global Corp.
02/15/2030	2.722%	243,000	219,730
03/15/2034	5.900%	325,000	344,511
Chart Industries, Inc.(a)
01/01/2030	7.500%	375,000	391,719
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	1,710,000	1,732,474
Griffon Corp.
03/01/2028	5.750%	525,000	518,436
Honeywell International, Inc.
02/01/2032	4.750%	1,847,000	1,851,537
03/01/2035	5.000%	7,349,000	7,411,069
Ingersoll Rand, Inc.
08/14/2028	5.400%	555,000	567,967
06/15/2029	5.176%	443,000	450,416
06/15/2034	5.450%	436,000	446,699
Nordson Corp.
12/15/2029	4.500%	1,221,000	1,203,813
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	1,917,785
Wabtec Corp.(n)
09/15/2028	4.700%	1,375,000	1,371,439
Westinghouse Air Brake Technologies Corp.
03/11/2034	5.611%	1,935,000	1,998,553
Total			23,479,852
Electric 2.0%
AEP Texas Central Co.(a)
10/01/2025	3.850%	1,779,000	1,758,557
AEP Texas Central Co.
02/15/2033	6.650%	1,385,000	1,502,198
AEP Texas, Inc.
05/15/2029	5.450%	1,597,000	1,640,022
AES Corp. (The)(a)
07/15/2025	3.300%	2,730,000	2,698,830

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
AES Corp. (The)
01/15/2026	1.375%		628,000	602,987
06/01/2028	5.450%		998,000	1,009,235
01/15/2031	2.450%		1,273,000	1,079,337
AES Panama Generation Holdings SRL(a)
05/31/2030	4.375%		965,131	856,149
Alabama Power Co.
11/15/2033	5.850%		582,000	619,272
Alfa Desarrollo SpA(a)
09/27/2051	4.550%		3,765,950	2,877,522
Algonquin Power & Utilities Corp.
06/15/2026	5.365%		906,000	911,722
Alliant Energy Finance LLC(a)
06/06/2027	5.400%		2,755,000	2,787,528
Alpha Generation LLC(a)
10/15/2032	6.750%		1,295,000	1,311,111
Ameren Corp.
02/15/2026	3.650%		590,000	581,840
01/15/2029	5.000%		2,788,000	2,815,043
American Electric Power Co., Inc.(n)
02/15/2062	3.875%		2,855,000	2,700,560
Junior Subordinated
08/15/2025	5.699%		5,700,000	5,725,962
American Transmission Systems, Inc.(a)
01/15/2032	2.650%		2,750,000	2,378,908
Amprion GmbH(a)
09/23/2033	0.625%	EUR	1,200,000	1,012,190
Appalachian Power Co.
04/01/2034	5.650%		6,920,000	7,155,407
Arizona Public Service Co.
12/15/2032	6.350%		2,155,000	2,328,436
08/15/2048	4.200%		135,000	110,188
Avangrid, Inc.
04/15/2025	3.200%		1,531,000	1,520,480
06/01/2029	3.800%		548,000	525,134
Black Hills Corp.
10/15/2029	3.050%		407,000	375,281
01/15/2035	6.000%		610,000	642,511
Calpine Corp.(a)
02/15/2028	4.500%		2,250,000	2,176,987
03/15/2028	5.125%		575,000	562,077
02/01/2029	4.625%		2,000,000	1,906,580
02/01/2031	5.000%		5,500,000	5,211,079
CenterPoint Energy Houston Electric LLC
03/01/2034	5.150%		7,000,000	7,121,876
CenterPoint Energy, Inc.
06/01/2029	5.400%		661,000	675,169
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CenterPoint Energy, Inc.(n)
05/15/2055	6.700%		6,780,000	6,799,551
Chile Electricity Lux MPC II Sarl(a)
10/20/2035	5.580%		1,075,000	1,061,526
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%		3,241,000	3,096,877
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%		1,279,000	1,327,674
CMS Energy Corp.
02/15/2027	2.950%		80,000	76,861
CMS Energy Corp.(n)
06/01/2050	4.750%		1,668,000	1,580,982
12/01/2050	3.750%		323,000	281,770
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%		143,000	146,346
06/15/2046	3.850%		1,310,000	1,053,574
Dominion Energy, Inc.
08/15/2026	2.850%		750,000	726,986
DTE Energy Co.
10/01/2026	2.850%		10,155,000	9,834,758
07/01/2027	4.950%		3,320,000	3,342,827
03/01/2029	5.100%		2,536,000	2,567,270
Duke Energy Carolinas LLC
04/15/2031	2.550%		310,000	272,955
01/15/2053	5.350%		2,677,000	2,689,283
Duke Energy Corp.
09/01/2026	2.650%		4,710,000	4,554,414
04/01/2031	3.750%	EUR	2,100,000	2,272,467
Duke Energy Corp.(n)
09/01/2054	6.450%		931,000	947,621
Duke Energy Florida LLC
12/15/2031	2.400%		1,038,000	890,123
11/15/2033	5.875%		1,207,000	1,287,786
Duke Energy Ohio, Inc.
06/01/2030	2.125%		360,000	315,474
Duke Energy Progress LLC
03/30/2044	4.375%		770,000	676,475
09/15/2047	3.600%		940,000	718,971
Duquesne Light Holdings, Inc.(a)
10/01/2030	2.532%		387,000	337,353
E.ON SE
10/26/2037	3.500%	EUR	700,000	748,136
Edison International
08/15/2025	4.700%		5,675,000	5,661,341
Enel Finance International NV(a),(n)
07/12/2028	2.125%		2,370,000	2,158,674
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Entergy Corp.
09/15/2025	0.900%		2,780,000	2,695,492
06/15/2030	2.800%		291,000	263,239
06/15/2031	2.400%		633,000	543,440
Entergy Corp.(n)
12/01/2054	7.125%		167,000	171,472
Entergy Louisiana LLC
10/01/2026	2.400%		2,284,000	2,199,589
Entergy Texas, Inc.
03/30/2029	4.000%		291,000	283,476
Eurogrid GmbH(a)
04/21/2033	0.741%	EUR	1,600,000	1,386,344
Evergy Metro, Inc.
06/01/2030	2.250%		478,000	419,780
Evergy Missouri West, Inc.(a)
06/01/2034	5.650%		5,200,000	5,391,376
Eversource Energy
08/15/2025	0.800%		628,000	610,000
08/15/2026	1.400%		714,000	674,360
03/01/2027	2.900%		1,266,000	1,217,046
07/01/2027	4.600%		2,675,000	2,667,477
03/01/2028	5.450%		971,000	992,956
02/01/2029	5.950%		944,000	983,823
03/15/2031	2.550%		2,677,000	2,324,711
05/15/2033	5.125%		591,000	589,024
01/01/2034	5.500%		757,000	770,211
Exelon Corp.
03/15/2028	5.150%		1,563,000	1,584,335
03/15/2029	5.150%		1,275,000	1,295,528
04/15/2046	4.450%		1,050,000	915,356
FirstEnergy Corp.(n)
07/15/2027	3.900%		1,375,000	1,344,451
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%		3,224,000	3,006,744
Florida Power & Light Co.
05/15/2030	4.625%		566,000	569,058
Georgia Power Co.
05/16/2028	4.650%		545,000	546,676
Gulf Power Co.
10/01/2044	4.550%		1,350,000	1,186,694
Interstate Power and Light Co.
10/15/2033	5.700%		2,765,000	2,887,261
IPALCO Enterprises, Inc.
05/01/2030	4.250%		1,330,000	1,266,772
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%		2,000,000	1,986,208
03/01/2032	2.750%		284,000	245,883
Jersey Central Power & Light Co.
06/01/2037	6.150%		1,985,000	2,106,212
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	659,887
Kentucky Utilities Co.
04/15/2033	5.450%	414,000	428,855
Liberty Utilities Co.(a)
01/31/2029	5.577%	1,213,000	1,234,644
01/31/2034	5.869%	1,822,000	1,868,393
Lightning Power LLC(a)
08/15/2032	7.250%	1,650,000	1,720,406
Louisville Gas and Electric Co.
04/15/2033	5.450%	414,000	429,068
Metropolitan Edison Co.(a)
01/15/2029	4.300%	1,612,000	1,582,828
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	228,735	220,971
Monongahela Power Co.(a)
05/15/2027	3.550%	585,000	568,616
02/15/2034	5.850%	998,000	1,045,695
Narragansett Electric Co. (The)(a)
04/09/2030	3.395%	2,125,000	1,981,068
National Grid PLC
01/11/2034	5.418%	1,532,000	1,563,727
National Rural Utilities Cooperative Finance Corp.
11/13/2026	5.600%	4,500,000	4,583,934
03/15/2030	2.400%	1,127,000	1,004,355
02/07/2031	5.000%	730,000	744,381
04/15/2032	2.750%	1,037,000	907,541
12/15/2032	4.150%	260,000	248,349
01/15/2033	5.800%	168,000	178,428
08/15/2034	5.000%	1,499,000	1,504,659
National Rural Utilities Cooperative Finance Corp.(b)
3-month Term SOFR + 3.172% 04/30/2043	7.761%	1,087,000	1,087,415
National Rural Utilities Cooperative Finance Corp.(n)
Subordinated
04/20/2046	5.250%	1,599,000	1,587,016
New England Power Co.(a)
10/06/2050	2.807%	3,670,000	2,335,424
NextEra Energy Capital Holdings, Inc.
01/15/2027	1.875%	1,095,000	1,034,677
NextEra Energy Capital Holdings, Inc.(n)
03/15/2082	3.800%	1,419,000	1,352,543
Niagara Energy SAC(a)
10/03/2034	5.746%	1,675,000	1,640,078
Niagara Mohawk Power Corp.(a)
06/27/2030	1.960%	1,184,000	1,014,725
01/17/2054	5.664%	331,000	335,335

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(a),(m),(n)
	10.250%	600,000	664,811
NRG Energy, Inc.(a)
12/02/2025	2.000%	560,000	541,163
12/02/2027	2.450%	2,420,000	2,248,034
02/15/2029	3.375%	542,000	496,522
06/15/2029	5.250%	1,875,000	1,841,155
02/15/2032	3.875%	1,125,000	1,002,463
NSTAR Electric Co.
08/15/2031	1.950%	414,000	349,923
06/01/2034	5.400%	453,000	467,307
OGE Energy Corp.
05/15/2029	5.450%	401,000	411,318
Pacific Gas and Electric Co.
07/01/2030	4.550%	2,723,000	2,663,988
06/01/2031	3.250%	2,840,000	2,560,022
07/01/2040	4.500%	5,850,000	5,181,586
04/15/2042	4.450%	195,000	167,568
03/15/2045	4.300%	328,000	271,125
07/01/2050	4.950%	545,000	488,875
PacifiCorp
03/15/2051	3.300%	680,000	467,409
PECO Energy Co.
05/15/2052	4.600%	2,500,000	2,282,188
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	837,000	838,403
03/15/2028	3.250%	1,990,000	1,898,457
Public Service Co. of Colorado
04/01/2053	5.250%	2,815,000	2,765,348
Public Service Electric and Gas Co.
03/01/2034	5.200%	769,000	786,676
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	609,000	592,435
11/15/2027	5.850%	849,000	878,077
04/01/2029	5.200%	2,392,000	2,444,352
08/15/2030	1.600%	389,000	328,576
11/15/2031	2.450%	1,734,000	1,495,924
Southern California Edison Co.
03/01/2028	5.300%	3,740,000	3,815,050
06/01/2031	5.450%	755,000	780,046
Southern Co. (The)
07/01/2036	4.250%	595,000	550,431
Southern Co. (The)(n)
09/15/2051	3.750%	1,064,000	1,021,338
Junior Subordinated
08/01/2027	5.113%	884,000	896,173
Southwestern Electric Power Co.
03/15/2026	1.650%	1,039,000	996,976
10/01/2026	2.750%	6,450,000	6,222,609
04/01/2033	5.300%	588,000	594,126
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Public Service Co.
06/01/2054	6.000%	191,000	203,727
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,033,968
Tucson Electric Power Co.
09/15/2034	5.200%	2,425,000	2,438,608
06/15/2050	4.000%	2,690,000	2,158,849
Virginia Electric & Power Co.
03/15/2027	3.500%	1,371,000	1,338,834
Vistra Corp.(a),(m),(n)
	7.000%	425,000	429,193
	8.000%	4,650,000	4,786,449
	8.875%	1,650,000	1,775,306
Vistra Operations Co. LLC(a)
05/13/2025	5.125%	5,190,000	5,187,988
02/15/2027	5.625%	2,075,000	2,074,084
07/31/2027	5.000%	2,000,000	1,981,668
05/01/2029	4.375%	2,195,000	2,095,870
Vistra Operations Co. LLC(a),(c)
12/30/2034	5.700%	815,000	830,190
Vistra Operations Co., LLC(a)
01/30/2027	3.700%	885,000	863,139
WEC Energy Group, Inc.
09/27/2025	5.000%	288,000	288,518
10/01/2027	5.150%	404,000	410,467
10/15/2027	1.375%	1,037,000	949,404
12/15/2028	2.200%	624,000	569,070
Wisconsin Electric Power Co.
06/15/2028	1.700%	645,000	588,076
Wisconsin Power and Light Co.
03/30/2034	5.375%	4,643,000	4,746,871
Total			280,356,998
Environmental 0.1%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	710,000	736,422
Waste Management, Inc.
10/15/2054	5.350%	9,485,000	9,619,205
Total			10,355,627
Finance Companies 0.9%
AerCap Ireland Capital DAC/Global Aviation Trust
10/01/2025	4.450%	1,889,000	1,883,635
10/29/2026	2.450%	445,000	425,601
10/29/2028	3.000%	5,655,000	5,276,529
09/10/2029	4.625%	2,775,000	2,739,929
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Air Lease Corp.
03/01/2025	3.250%	2,500,000	2,487,988
07/01/2025	3.375%	2,750,000	2,724,815
01/15/2026	2.875%	2,075,000	2,030,277
12/01/2027	3.625%	465,000	450,308
07/15/2031	5.200%	6,161,000	6,214,464
Aircastle Ltd.(a)
01/26/2028	2.850%	3,335,000	3,125,166
07/18/2028	6.500%	1,725,000	1,797,952
Apollo Debt Solutions BDC(a)
07/29/2031	6.700%	4,080,000	4,231,278
Ares Capital Corp.
07/15/2029	5.950%	1,530,000	1,557,910
Ares Strategic Income Fund(a)
03/15/2028	5.700%	4,070,000	4,084,108
Aviation Capital Group LLC(a)
07/15/2029	5.375%	4,025,000	4,090,526
Avolon Holdings Funding Ltd.(a)
02/15/2025	2.875%	2,905,000	2,889,731
11/18/2027	2.528%	2,283,000	2,121,700
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	2,935,000	2,790,392
Blackstone Private Credit Fund
07/16/2029	5.950%	1,149,000	1,166,486
Blackstone Private Credit Fund(a)
11/22/2034	6.000%	1,893,000	1,887,614
Blackstone Secured Lending Fund
02/15/2027	2.125%	1,910,000	1,782,406
11/15/2027	5.875%	1,630,000	1,664,436
04/13/2028	5.350%	2,025,000	2,025,147
Blue Owl Capital Corp II
11/15/2026	8.450%	1,805,000	1,889,602
Blue Owl Capital Corp.
03/15/2029	5.950%	1,945,000	1,961,761
Blue Owl Credit Income Corp.
09/16/2027	7.750%	904,000	948,518
06/13/2028	7.950%	2,555,000	2,722,844
03/15/2031	6.650%	533,000	547,494
Blue Owl Credit Income Corp.(a)
03/15/2030	5.800%	1,874,000	1,857,435
Blue Owl Technology Finance Corp. II(a)
04/04/2029	6.750%	3,005,000	3,033,023
FirstCash, Inc.(a)
01/01/2030	5.625%	1,500,000	1,462,707
Freedom Mortgage Corp.(a)
10/01/2028	12.000%	450,000	489,062
Freedom Mortgage Holdings LLC(a)
05/15/2031	9.125%	640,000	664,698
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FS KKR Capital Corp.
01/15/2029	7.875%	2,310,000	2,475,583
08/15/2029	6.875%	1,465,000	1,524,643
01/15/2030	6.125%	4,065,000	4,083,941
GATX Corp.
03/15/2027	5.400%	1,715,000	1,739,003
06/30/2030	4.000%	676,000	646,903
06/01/2032	3.500%	473,000	425,137
06/05/2054	6.050%	222,000	239,751
GGAM Finance Ltd.(a)
02/15/2027	8.000%	2,495,000	2,584,286
Golub Capital BDC, Inc.
08/24/2026	2.500%	4,100,000	3,902,513
07/15/2029	6.000%	310,000	312,328
Hercules Capital, Inc.
01/20/2027	3.375%	3,675,000	3,505,397
HPS Corporate Lending Fund(a)
09/30/2029	6.250%	2,675,000	2,691,259
Main Street Capital Corp.
07/14/2026	3.000%	1,795,000	1,724,516
06/04/2027	6.500%	2,330,000	2,370,174
Midcap Financial Issuer Trust(a)
05/01/2028	6.500%	200,000	195,553
Mitsubishi HC Finance America LLC(a)
10/24/2029	5.150%	6,805,000	6,863,265
Nationstar Mortgage Holdings Inc.(a)
08/15/2028	5.500%	1,050,000	1,031,346
Nationstar Mortgage Holdings, Inc.(a)
08/01/2029	6.500%	1,315,000	1,328,533
12/15/2030	5.125%	1,845,000	1,753,290
11/15/2031	5.750%	1,300,000	1,263,976
New Mountain Finance Corp.
10/15/2027	6.200%	1,490,000	1,484,461
02/01/2029	6.875%	1,265,000	1,277,160
OneMain Finance Corp.
05/15/2029	6.625%	2,345,000	2,393,392
Owl Rock Capital Corp.
07/22/2025	3.750%	1,075,000	1,064,744
Owl Rock Technology Finance Corp.(a)
12/15/2025	4.750%	3,230,000	3,190,522
PennyMac Financial Services, Inc.(a)
09/15/2031	5.750%	1,825,000	1,766,944
Sixth Street Lending Partners(a)
03/11/2029	6.500%	2,985,000	3,037,833
01/15/2030	5.750%	1,045,000	1,032,363
Total			130,934,358

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Food and Beverage 0.5%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%		6,835,000	6,527,223
Anheuser-Busch InBev SA(a)
03/22/2044	3.950%	EUR	3,280,000	3,661,102
B&G Foods, Inc.
09/15/2027	5.250%		1,075,000	1,026,714
Bacardi Ltd.(a)
05/15/2048	5.300%		1,060,000	999,038
Bunge Ltd. Finance Corp.
09/17/2029	4.200%		988,000	969,005
Campbell Soup Co.
03/21/2029	5.200%		1,117,000	1,136,434
Campbell’s Co. (The)
10/13/2054	5.250%		3,480,000	3,352,515
Cargill, Inc.(a)
04/22/2025	3.500%		2,322,000	2,310,815
04/23/2030	2.125%		628,000	554,899
02/02/2031	1.700%		691,000	579,313
Coca-Cola Consolidated, Inc.
06/01/2029	5.250%		1,121,000	1,147,553
Fiesta Purchaser, Inc.(a)
03/01/2031	7.875%		640,000	671,164
General Mills, Inc.
01/30/2030	4.875%		5,090,000	5,113,995
JBS SA/Food Co./Finance, Inc.
02/01/2028	5.125%		2,025,000	2,031,925
12/01/2031	3.750%		1,500,000	1,352,792
05/15/2032	3.000%		335,000	285,964
12/01/2052	6.500%		3,685,000	3,912,192
JBS USA LUX SA/Food Co./Luxembourg SARL(a)
03/15/2034	6.750%		2,364,000	2,577,870
JBS USA LUX SA/Food Co./Luxembourg SARL
02/02/2052	4.375%		1,340,000	1,055,693
Keurig Dr Pepper, Inc.
03/15/2029	5.050%		565,000	572,786
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%		1,725,000	1,608,109
01/31/2032	4.375%		575,000	527,444
Minerva Luxembourg SA(a)
09/13/2033	8.875%		3,800,000	4,004,222
Mondelez International, Inc.
02/20/2029	4.750%		893,000	898,810
03/17/2033	0.750%	EUR	500,000	439,236
03/06/2035	2.375%	EUR	1,420,000	1,380,938
Performance Food Group, Inc.(a)
09/15/2032	6.125%		1,210,000	1,222,657
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Pernod Ricard SA(a)
09/15/2033	3.750%	EUR	1,500,000	1,642,541
Pilgrim’s Pride Corp.
04/15/2031	4.250%		2,000,000	1,866,489
03/01/2032	3.500%		6,479,000	5,701,522
Post Holdings, Inc.(a)
12/15/2029	5.500%		1,525,000	1,491,490
04/15/2030	4.625%		1,349,000	1,265,486
02/15/2032	6.250%		680,000	688,897
03/01/2033	6.375%		2,370,000	2,370,749
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%		1,080,000	1,017,433
Smithfield Foods, Inc.(a)
02/01/2027	4.250%		2,500,000	2,449,051
10/15/2030	3.000%		2,020,000	1,762,037
Suntory Holdings, Ltd.(a)
06/11/2029	5.124%		2,100,000	2,130,169
Tyson Foods, Inc.
03/15/2029	5.400%		964,000	985,579
US Foods, Inc.(a)
04/15/2033	5.750%		755,000	746,760
Total				74,038,611
Gaming 0.2%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%		3,000,000	2,837,439
02/15/2030	7.000%		950,000	980,388
CCM Merger, Inc.(a)
05/01/2026	6.375%		1,225,000	1,224,240
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%		125,000	125,130
01/15/2029	5.300%		205,000	205,406
01/15/2030	4.000%		2,635,000	2,476,248
01/15/2031	4.000%		510,000	472,818
International Game Technology PLC(a)
01/15/2027	6.250%		400,000	404,146
Jacobs Entertainment, Inc.(a)
02/15/2029	6.750%		1,675,000	1,641,190
MGM Resorts International
09/01/2026	4.625%		188,000	186,802
04/15/2027	5.500%		1,500,000	1,499,526
10/15/2028	4.750%		1,575,000	1,532,429
04/15/2032	6.500%		1,620,000	1,636,588
Penn National Gaming, Inc.(a)
07/01/2029	4.125%		910,000	827,050
Premier Entertainment Sub LLC/Finance Corp.(a)
09/01/2031	5.875%		2,575,000	1,760,971
Sands China Ltd.
08/08/2028	5.400%		382,000	378,683
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VICI Properties LP
05/15/2052	5.625%	1,110,000	1,072,282
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%	140,000	139,426
09/01/2026	4.500%	1,915,000	1,893,566
02/01/2027	5.750%	545,000	550,148
02/15/2027	3.750%	2,000,000	1,938,872
02/15/2029	3.875%	410,000	389,267
08/15/2030	4.125%	249,000	233,056
Wynn Macau Ltd.(a)
01/15/2026	5.500%	1,625,000	1,608,141
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	1,000,000	974,326
03/15/2033	6.250%	2,195,000	2,190,793
Total			29,178,931
Health Care 1.2%
AdaptHealth LLC(a)
08/01/2028	6.125%	1,620,000	1,597,160
08/01/2029	4.625%	925,000	844,518
AMN Healthcare, Inc.(a)
04/15/2029	4.000%	5,500,000	4,987,376
Barnabas Health, Inc.
07/01/2028	4.000%	3,200,000	3,074,997
Becton Dickinson and Co.
12/15/2024	3.734%	44,000	43,967
02/13/2028	4.693%	1,383,000	1,387,027
08/22/2032	4.298%	2,913,000	2,791,258
05/15/2044	4.875%	1,555,000	1,387,415
Cardinal Health, Inc.
11/15/2026	4.700%	1,741,000	1,739,712
11/15/2029	5.000%	7,435,000	7,478,687
02/15/2034	5.450%	338,000	344,332
11/15/2034	5.350%	1,049,000	1,060,587
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	1,000,000	983,192
Cencora, Inc.
02/15/2034	5.125%	1,243,000	1,244,424
CHS/Community Health Systems, Inc.(a)
05/15/2030	5.250%	755,000	644,777
Cigna Corp.
03/01/2027	3.400%	2,190,000	2,132,321
03/15/2031	2.375%	5,289,000	4,565,263
08/15/2038	4.800%	361,000	341,495
10/15/2047	3.875%	2,070,000	1,610,776
03/15/2051	3.400%	1,215,000	855,277
Cigna Group (The)
02/15/2034	5.250%	1,149,000	1,159,465
02/15/2054	5.600%	1,310,000	1,312,741
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CommonSpirit Health
10/01/2025	1.547%	3,000,000	2,921,372
12/01/2031	5.205%	9,875,000	10,060,589
11/01/2042	4.350%	120,000	101,923
CVS Health Corp.
07/20/2025	3.875%	877,000	870,770
08/21/2030	1.750%	3,835,000	3,194,658
09/15/2031	2.125%	714,000	585,985
02/21/2033	5.250%	328,000	325,276
06/01/2033	5.300%	797,000	790,301
07/20/2035	4.875%	720,000	684,479
03/25/2038	4.780%	9,561,000	8,677,143
04/01/2040	4.125%	1,597,000	1,322,101
08/21/2040	2.700%	324,000	221,619
03/25/2048	5.050%	3,970,000	3,515,546
06/01/2054	6.050%	709,000	717,191
06/01/2063	6.000%	77,000	75,954
DaVita, Inc.(a)
06/01/2030	4.625%	5,605,000	5,248,488
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	728,744
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%	2,825,000	2,649,653
HCA, Inc.
02/01/2025	5.375%	2,900,000	2,898,406
04/15/2025	5.250%	1,606,000	1,606,191
06/15/2025	7.690%	750,000	759,700
06/15/2026	5.250%	1,169,000	1,172,293
02/15/2027	4.500%	644,000	639,133
03/15/2027	3.125%	652,000	627,984
12/01/2027	7.050%	10,000	10,536
06/15/2029	4.125%	711,000	686,686
09/01/2030	3.500%	1,136,000	1,047,917
04/01/2031	5.450%	1,070,000	1,085,088
07/15/2031	2.375%	1,388,000	1,172,032
06/15/2039	5.125%	1,141,000	1,082,230
06/15/2047	5.500%	2,515,000	2,408,648
04/01/2054	6.000%	1,520,000	1,540,649
04/01/2064	6.100%	165,000	166,402
Icon Investments Six DAC
05/08/2029	5.849%	1,702,000	1,751,090
Illumina, Inc.
09/09/2026	4.650%	2,845,000	2,834,636
IQVIA, Inc.
05/15/2028	5.700%	7,875,000	8,062,806
Laboratory Corp. of America Holdings
04/01/2032	4.550%	1,374,000	1,334,879
10/01/2034	4.800%	9,590,000	9,316,994
Legacy LifePoint Health LLC(a)
02/15/2027	4.375%	1,575,000	1,527,101
Mayo Clinic
11/15/2052	4.128%	750,000	647,942

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
McKesson Corp.
09/15/2029	4.250%		933,000	921,053
Medtronic Global Holdings SCA
03/07/2031	1.625%	EUR	1,975,000	1,939,056
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%		1,130,000	971,596
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%		3,036,000	2,064,855
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		4,870,000	4,565,873
10/01/2029	5.250%		1,875,000	1,832,610
New York and Presbyterian Hospital (The)
08/01/2119	3.954%		305,000	225,246
NYU Langone Hospitals
07/01/2043	5.750%		705,000	751,331
Quest Diagnostics, Inc.
12/15/2029	4.625%		1,693,000	1,681,810
06/30/2030	2.950%		318,000	289,315
06/30/2031	2.800%		336,000	296,868
11/30/2033	6.400%		766,000	838,468
12/15/2034	5.000%		985,000	975,562
Select Medical Corp.(a),(c)
12/01/2032	6.250%		1,620,000	1,622,593
Solventum Corp.(a)
03/13/2031	5.450%		1,104,000	1,120,680
03/23/2034	5.600%		1,183,000	1,202,611
04/30/2054	5.900%		1,496,000	1,530,858
Sotera Health Holdings LLC(a)
06/01/2031	7.375%		970,000	986,166
Stryker Corp.
09/11/2032	3.375%	EUR	955,000	1,034,365
Tenet Healthcare Corp.
11/01/2027	5.125%		1,450,000	1,436,976
06/01/2029	4.250%		425,000	401,468
01/15/2030	4.375%		4,100,000	3,841,079
Texas Health Resources
11/15/2055	4.330%		700,000	621,582
Thermo Fisher Scientific, Inc.
08/10/2030	4.977%		1,425,000	1,450,383
Universal Health Services, Inc.
09/01/2026	1.650%		2,485,000	2,346,732
10/15/2029	4.625%		2,659,000	2,591,709
10/15/2030	2.650%		2,485,000	2,158,263
Zimmer Biomet Holdings, Inc.
12/01/2028	5.350%		881,000	902,256
Total				167,259,266
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.3%
Aetna, Inc.
06/15/2036	6.625%	524,000	572,264
Centene Corp.
12/15/2027	4.250%	4,010,000	3,885,173
12/15/2029	4.625%	711,000	681,640
10/15/2030	3.000%	6,304,000	5,502,059
Elevance Health, Inc.
02/08/2026	4.900%	565,000	564,840
11/01/2031	4.950%	1,475,000	1,477,671
02/15/2035	5.200%	2,425,000	2,439,117
02/15/2055	5.700%	6,795,000	6,978,335
Health Care Service Corp.(a)
06/15/2029	5.200%	1,597,000	1,626,349
Health Care Service Corp., a Mutual Legal Reserve Co.(a)
06/01/2025	1.500%	547,000	537,220
Humana, Inc.
04/15/2031	5.375%	1,116,000	1,127,088
UnitedHealth Group, Inc.
01/15/2032	4.950%	1,802,000	1,818,019
04/15/2034	5.000%	4,450,000	4,468,914
07/15/2034	5.150%	3,512,000	3,571,642
08/15/2039	3.500%	518,000	429,901
05/15/2040	2.750%	204,000	150,730
05/15/2051	3.250%	3,750,000	2,654,786
04/15/2053	5.050%	1,520,000	1,451,062
07/15/2054	5.625%	3,400,000	3,522,570
04/15/2063	5.200%	2,300,000	2,212,931
04/15/2064	5.500%	210,000	210,856
07/15/2064	5.750%	1,046,000	1,091,798
Total			46,974,965
Healthcare REIT 0.1%
Diversified Healthcare Trust
06/15/2025	9.750%	371,000	371,088
03/01/2031	4.375%	1,500,000	1,139,624
Healthcare Realty Holdings LP
01/15/2028	3.625%	435,000	415,655
03/15/2030	2.400%	1,514,000	1,300,759
03/15/2031	2.050%	400,000	329,818
Healthcare Trust of America Holdings LP
02/15/2030	3.100%	761,000	690,373
Healthpeak OP LLC
12/15/2032	5.250%	1,195,000	1,211,957
MPT Operating Partnership LP/Finance Corp.
03/15/2031	3.500%	1,850,000	1,207,422
Omega Healthcare Investors, Inc.
01/15/2025	4.500%	975,000	973,701
Physicians Realty LP
11/01/2031	2.625%	1,100,000	948,178
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sabra Health Care LP
12/01/2031	3.200%	483,000	422,694
Senior Housing Properties Trust
02/15/2028	4.750%	25,000	21,381
Welltower, Inc.
01/15/2031	2.750%	6,320,000	5,611,166
06/01/2031	2.800%	2,160,000	1,912,024
Total			16,555,840
Home Construction 0.2%
Ashton Woods USA LLC/Finance Co.(a)
01/15/2028	6.625%	1,700,000	1,710,780
Brookfield Residential Properties, Inc./US Corp.(a)
09/15/2027	6.250%	1,560,000	1,556,443
02/15/2030	4.875%	2,575,000	2,418,286
Century Communities, Inc.
06/01/2027	6.750%	2,375,000	2,386,306
KB Home
06/15/2031	4.000%	1,075,000	976,095
M/I Homes, Inc.
02/01/2028	4.950%	650,000	638,238
Mattamy Group Corp.(a)
03/01/2030	4.625%	4,500,000	4,237,076
MDC Holdings, Inc.
08/06/2061	3.966%	3,120,000	2,515,170
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	2,010,669
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	2,000,000	2,012,704
08/01/2030	5.125%	1,114,000	1,088,178
Total			21,549,945
Independent Energy 0.6%
Aker BP ASA(a)
01/15/2030	3.750%	4,800,000	4,502,364
01/15/2031	4.000%	6,640,000	6,235,739
06/13/2033	6.000%	1,250,000	1,286,575
10/01/2034	5.125%	1,153,000	1,115,067
Antero Resources Corp.(a)
02/01/2029	7.625%	600,000	615,084
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
11/01/2027	9.000%	150,000	180,310
12/31/2028	8.250%	4,300,000	4,404,270
10/15/2032	6.625%	340,000	339,898
Baytex Energy Corp.(a)
04/30/2030	8.500%	655,000	678,078
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	780,756
02/15/2037	6.500%	1,368,000	1,458,475
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chesapeake Energy Corp.(a)
02/01/2026	5.500%	2,000,000	2,000,422
Civitas Resources, Inc.(a)
07/01/2028	8.375%	1,275,000	1,330,872
ConocoPhillips Co.(c)
01/15/2035	5.000%	8,390,000	8,412,846
01/15/2065	5.650%	900,000	908,334
ConocoPhillips Co.
09/15/2063	5.700%	325,000	333,311
Crescent Energy Finance LLC(a)
04/01/2032	7.625%	1,485,000	1,499,015
Devon Energy Corp.
09/15/2034	5.200%	1,824,000	1,780,575
05/15/2042	4.750%	1,950,000	1,701,727
Diamondback Energy, Inc.
12/01/2026	3.250%	1,905,000	1,854,813
03/24/2031	3.125%	3,565,000	3,207,746
04/18/2034	5.400%	765,000	773,238
03/15/2052	4.250%	402,000	321,891
03/15/2053	6.250%	962,000	1,019,074
04/18/2064	5.900%	341,000	340,108
Encino Acquisition Partners Holdings LLC(a)
05/01/2028	8.500%	405,000	415,108
Energean Israel Finance Ltd.(a)
03/30/2028	5.375%	839,262	780,348
Expand Energy Corp.(c)
01/15/2035	5.700%	1,537,000	1,557,819
Hess Corp.
04/01/2027	4.300%	1,804,000	1,790,925
Hilcorp Energy I LP/Finance Co.(a)
04/15/2030	6.000%	825,000	796,266
02/01/2031	6.000%	705,000	673,414
04/15/2032	6.250%	2,350,000	2,233,963
11/01/2033	8.375%	1,455,000	1,537,107
Lundin Energy Finance BV(a)
07/15/2031	3.100%	1,575,000	1,387,327
Occidental Petroleum Corp.
07/15/2027	8.500%	202,000	216,917
01/01/2031	6.125%	1,661,000	1,723,850
01/01/2032	5.375%	714,000	713,071
03/15/2040	6.200%	1,072,000	1,098,586
03/15/2046	6.600%	219,000	232,077
10/01/2054	6.050%	3,802,000	3,790,463
Ovintiv, Inc.
05/15/2028	5.650%	5,492,000	5,602,505
07/15/2053	7.100%	2,132,000	2,413,518
Permian Resources Operating LLC(a)
04/15/2027	8.000%	1,600,000	1,647,942

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pioneer Natural Resources Co.
03/29/2026	5.100%	3,350,000	3,374,101
Santos Finance Ltd.(a)
09/19/2033	6.875%	1,340,000	1,447,394
Southwestern Energy Co.
02/01/2029	5.375%	1,675,000	1,667,486
02/01/2032	4.750%	1,550,000	1,475,091
Var Energi ASA(a)
05/18/2027	5.000%	4,995,000	4,983,849
Total			88,639,715
Integrated Energy 0.2%
BP Capital Markets America, Inc.
09/11/2033	4.893%	508,000	503,768
04/10/2034	4.989%	299,000	299,025
11/17/2034	5.227%	11,108,000	11,275,285
BP Capital Markets PLC(m),(n)
	4.375%	1,035,000	1,026,063
	4.875%	690,000	668,905
	6.125%	1,364,000	1,357,719
	6.450%	696,000	724,336
Cenovus Energy, Inc.
06/15/2047	5.400%	150,000	141,027
02/15/2052	3.750%	3,750,000	2,753,211
Exxon Mobil Corp.
03/01/2046	4.114%	2,755,000	2,351,183
TotalEnergies Capital SA
04/05/2064	5.638%	256,000	258,813
Total			21,359,335
Leisure 0.1%
Carnival Corp.(a)
03/01/2027	5.750%	3,200,000	3,210,670
08/01/2028	4.000%	1,250,000	1,191,198
05/01/2029	6.000%	25,000	25,076
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	600,000	643,733
Lindblad Expeditions LLC(a)
02/15/2027	6.750%	2,750,000	2,757,813
NCL Corp., Ltd.(a)
03/15/2026	5.875%	2,475,000	2,476,526
02/15/2027	5.875%	950,000	951,373
02/15/2029	7.750%	950,000	1,011,175
03/01/2030	6.250%	100,000	99,685
NCL Finance Ltd.(a)
03/15/2028	6.125%	875,000	887,590
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	275,000	275,437
04/01/2028	5.500%	50,000	50,006
09/30/2031	5.625%	1,690,000	1,692,321
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viking Cruises Ltd.(a)
09/15/2027	5.875%	1,575,000	1,567,518
VOC Escrow Ltd.(a)
02/15/2028	5.000%	1,725,000	1,685,118
Total			18,525,239
Life Insurance 1.0%
AIG Global Funding(a)
09/22/2025	0.900%	2,990,000	2,902,547
American National Group, Inc.
10/01/2029	5.750%	2,505,000	2,543,616
Athene Global Funding(a)
02/23/2026	5.684%	3,613,000	3,644,104
06/29/2026	1.608%	2,930,000	2,784,112
03/08/2027	3.205%	1,430,000	1,362,037
07/09/2027	5.349%	8,050,000	8,123,828
03/24/2028	2.500%	1,620,000	1,503,017
01/07/2029	2.717%	320,000	292,613
11/13/2031	5.322%	4,155,000	4,156,006
Brighthouse Financial Global Funding(a)
01/13/2025	1.750%	3,210,000	3,196,433
04/09/2027	5.550%	5,235,000	5,293,573
CNO Financial Group, Inc.
06/15/2034	6.450%	1,004,000	1,057,494
CNO Global Funding(a)
06/04/2027	5.875%	1,811,000	1,849,057
01/06/2029	2.650%	5,235,000	4,767,218
Corebridge Financial, Inc.
04/05/2032	3.900%	889,000	824,806
09/15/2033	6.050%	2,052,000	2,171,881
01/15/2034	5.750%	1,520,000	1,576,399
Corebridge Financial, Inc.(n)
12/15/2052	6.875%	675,000	689,569
Corebridge Global Funding(a)
06/24/2029	5.200%	3,815,000	3,865,261
Equitable Financial Life Global Funding(a)
12/02/2025	5.500%	4,165,000	4,196,661
Equitable Holdings, Inc.(a)
02/15/2029	4.572%	1,611,000	1,580,667
F&G Global Funding(a)
07/07/2025	5.150%	4,475,000	4,478,707
06/10/2027	5.875%	2,235,000	2,272,149
GA Global Funding Trust(a)
01/06/2027	2.250%	5,780,000	5,476,738
09/23/2027	4.400%	1,280,000	1,265,685
Jackson National Life Global Funding(a)
01/12/2025	1.750%	2,715,000	2,704,179
04/12/2028	5.250%	1,200,000	1,203,944
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lincoln National Corp.
01/15/2031	3.400%	6,000,000	5,476,680
06/15/2040	7.000%	930,000	1,050,751
MetLife, Inc.
12/15/2034	5.300%	9,335,000	9,573,174
Metropolitan Life Global Funding I(a)
08/25/2029	4.300%	2,835,000	2,789,592
New York Life Global Funding(a)
06/06/2029	5.000%	5,005,000	5,089,321
08/01/2031	1.850%	3,755,000	3,144,708
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	2,545,000	1,965,325
Northwestern Mutual Global Funding(a)
06/01/2028	1.700%	1,200,000	1,084,874
06/12/2028	4.900%	5,740,000	5,786,990
Principal Life Global Funding II(a)
08/19/2027	4.600%	2,445,000	2,448,644
Reinsurance Group of America, Inc.
09/15/2034	5.750%	4,505,000	4,637,499
Reliance Standard Life Global Funding II(a)
05/07/2025	2.750%	4,340,000	4,295,532
RGA Global Funding(a)
05/24/2029	5.448%	323,000	331,203
SBL Holdings, Inc.(a)
10/30/2034	7.200%	4,095,000	4,077,813
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,040,000	1,906,504
05/15/2047	4.270%	4,785,000	4,018,518
05/15/2050	3.300%	2,480,000	1,762,026
Total			135,221,455
Lodging 0.1%
Hyatt Hotels Corp.
06/30/2029	5.250%	4,222,000	4,267,483
12/15/2031	5.375%	3,440,000	3,472,631
Marriott International, Inc.
03/15/2030	4.800%	1,076,000	1,075,644
10/15/2032	3.500%	3,400,000	3,055,277
03/15/2035	5.350%	1,013,000	1,021,357
Total			12,892,392
Media and Entertainment 0.4%
AppLovin Corp.(c)
12/01/2029	5.125%	1,168,000	1,175,964
12/01/2031	5.375%	1,785,000	1,803,158
12/01/2034	5.500%	1,092,000	1,104,163
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamond Sports Group LLC/Finance Co.(a),(o)
08/15/2026	0.000%	7,810,000	46,430
08/15/2027	0.000%	825,000	4,744
Discovery Communications LLC
05/15/2030	3.625%	2,677,000	2,425,721
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	650,000	673,636
Meta Platforms, Inc.
08/15/2034	4.750%	4,902,000	4,897,276
08/15/2054	5.400%	6,360,000	6,490,212
08/15/2064	5.550%	3,133,000	3,236,112
Netflix, Inc.
11/15/2028	5.875%	1,292,000	1,350,732
Take-Two Interactive Software, Inc.
03/28/2028	4.950%	3,645,000	3,677,135
06/12/2029	5.400%	799,000	817,045
Univision Communications, Inc.(a)
06/01/2027	6.625%	770,000	767,172
ViacomCBS, Inc.
05/19/2050	4.950%	166,000	132,792
Warnermedia Holdings, Inc.
03/15/2027	3.755%	2,277,000	2,205,173
03/15/2032	4.279%	2,030,000	1,831,832
03/15/2042	5.050%	13,237,000	11,181,069
03/15/2052	5.141%	18,782,000	15,095,810
03/15/2062	5.391%	1,320,000	1,052,688
Total			59,968,864
Metals and Mining 0.3%
Anglo American Capital PLC(a)
03/17/2028	2.250%	3,646,000	3,354,415
05/02/2033	5.500%	431,000	438,213
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	1,800,000	1,629,460
Antofagasta PLC(a)
05/02/2034	6.250%	1,550,000	1,604,222
ArcelorMittal SA
06/17/2054	6.350%	6,640,000	6,847,441
Arsenal AIC Parent LLC(a)
10/01/2031	11.500%	1,055,000	1,191,807
BHP Billiton Finance USA Ltd.
09/08/2030	5.250%	972,000	999,799
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	820,000	825,650
04/15/2030	6.750%	1,470,000	1,477,743
03/15/2032	7.000%	2,025,000	2,039,110
05/01/2033	7.375%	520,000	528,579

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Quantum Minerals Ltd.(a)
10/15/2027	6.875%	1,000,000	998,340
03/01/2029	9.375%	1,730,000	1,852,858
Glencore Funding LLC(a)
04/04/2054	5.893%	96,000	98,318
Hecla Mining Co.
02/15/2028	7.250%	675,000	684,764
Kinross Gold Corp.
07/15/2027	4.500%	1,239,000	1,232,033
Mineral Resources Ltd.(a)
10/01/2028	9.250%	1,000,000	1,048,422
Newmont Corp.
10/01/2030	2.250%	6,102,000	5,335,620
Novelis Corp.(a)
01/30/2030	4.750%	1,070,000	1,008,730
Nucor Corp.
05/01/2028	3.950%	1,422,000	1,396,973
Southern Copper Corp.
04/23/2025	3.875%	600,000	596,475
Steel Dynamics, Inc.
06/15/2025	2.400%	465,000	458,871
10/15/2027	1.650%	709,000	652,769
01/15/2031	3.250%	1,510,000	1,382,539
Total			37,683,151
Midstream 0.9%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	2,300,000	2,261,250
Antero Midstream Partners LP/Finance Corp.(a)
01/15/2028	5.750%	1,300,000	1,296,017
02/01/2032	6.625%	1,455,000	1,481,692
Cheniere Energy Partners LP
10/01/2029	4.500%	660,000	644,966
Colonial Enterprises, Inc.(a)
05/15/2030	3.250%	3,505,000	3,206,505
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	2,290,000	2,257,101
Columbia Pipelines Holding Co. LLC(a)
08/15/2028	6.042%	3,580,000	3,695,760
10/01/2031	5.097%	857,000	846,375
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	9,090,000	9,560,313
Crestwood Midstream Partners LP/Finance Corp.(a)
05/01/2027	5.625%	1,303,000	1,305,051
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	980,000	1,021,485
DT Midstream, Inc.(a)
06/15/2031	4.375%	1,795,000	1,672,882
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EIG Pearl Holdings Sarl(a)
08/31/2036	3.545%	1,400,000	1,211,494
08/31/2036	3.545%	550,000	475,944
Enbridge, Inc.(n)
07/15/2080	5.750%	1,014,000	983,903
01/15/2084	8.500%	3,925,000	4,374,712
Energy Transfer LP
09/01/2054	6.050%	371,000	382,844
Energy Transfer Operating LP
05/15/2030	3.750%	1,213,000	1,144,314
Energy Transfer Partners LP
03/15/2035	4.900%	114,000	110,167
06/15/2038	5.800%	543,000	553,383
03/15/2045	5.150%	1,625,000	1,495,560
EnLink Midstream LLC(a)
09/01/2030	6.500%	1,271,000	1,352,873
Enterprise Products Operating LLC
02/15/2035	4.950%	840,000	836,724
05/15/2046	4.900%	1,400,000	1,313,750
Enterprise Products Operating LLC(b)
3-month Term SOFR + 3.248% 08/16/2077	7.733%	307,000	305,984
Ferrellgas LP/Finance Corp.(a)
04/01/2026	5.375%	2,010,000	1,993,504
04/01/2029	5.875%	1,830,000	1,716,199
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	662,018	574,538
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	500,000	511,069
02/23/2042	6.510%	975,000	1,013,196
Howard Midstream Energy Partners LLC(a)
07/15/2032	7.375%	445,000	458,348
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	635,000	725,525
09/01/2039	6.500%	1,000,000	1,078,268
03/01/2043	5.000%	184,000	168,175
Kinder Morgan, Inc.
12/01/2034	5.300%	2,230,000	2,236,069
08/01/2054	5.950%	4,415,000	4,547,148
MPLX LP
12/01/2024	4.875%	325,000	324,989
06/01/2025	4.875%	200,000	199,891
03/01/2026	1.750%	318,000	306,153
03/15/2028	4.000%	1,043,000	1,019,099
08/15/2030	2.650%	1,663,000	1,475,143
06/01/2034	5.500%	493,000	498,614
03/01/2047	5.200%	1,500,000	1,399,972
NGPL PipeCo LLC(a)
08/15/2027	4.875%	412,000	410,099
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ONEOK Partners LP
09/15/2043	6.200%	250,000	259,797
ONEOK, Inc.
01/15/2026	5.850%	478,000	482,717
09/01/2033	6.050%	4,230,000	4,459,353
09/15/2046	4.250%	320,000	258,532
03/15/2050	4.500%	6,830,000	5,666,900
Plains All American Pipeline LP/Finance Corp.
06/01/2042	5.150%	2,185,000	2,022,523
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	2,344,000	2,354,144
03/15/2028	4.200%	97,000	95,488
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,197,536
Sunoco Logistics Partners Operations LP
04/01/2044	5.300%	428,000	402,313
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	142,000	138,387
Targa Resources Corp.
03/30/2034	6.500%	3,755,000	4,080,716
02/15/2035	5.500%	1,104,000	1,120,129
07/01/2052	6.250%	179,000	189,687
Targa Resources Partners LP/Finance Corp.
02/01/2031	4.875%	682,000	669,979
TMS Issuer Sarl(a)
08/23/2032	5.780%	1,030,000	1,054,978
TransCanada PipeLines Ltd.
03/15/2036	5.850%	185,000	192,437
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	541,000	499,409
03/15/2048	4.600%	4,875,000	4,247,082
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,165,000	1,154,993
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	750,000	696,509
01/15/2030	6.250%	1,025,000	1,049,570
08/15/2031	4.125%	3,250,000	2,966,833
Venture Global LNG, Inc.(a),(m),(n)
	9.000%	3,560,000	3,690,542
Venture Global LNG, Inc.(a)
01/15/2030	7.000%	760,000	777,723
06/01/2031	8.375%	2,205,000	2,323,333
02/01/2032	9.875%	584,000	649,198
Western Gas Partners LP
03/01/2048	5.300%	696,000	623,375
Western Midstream Operating LP
11/15/2034	5.450%	1,903,000	1,890,806
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
01/15/2025	3.900%		1,050,000	1,048,442
09/15/2025	4.000%		2,206,000	2,191,047
03/15/2029	4.900%		369,000	370,463
03/15/2032	8.750%		3,486,000	4,223,770
Williams Companies., Inc. (The)
03/02/2026	5.400%		3,250,000	3,274,022
Williams Partners LP
03/04/2044	5.400%		90,000	87,754
Total				122,857,535
Natural Gas 0.2%
Atmos Energy Corp.
12/15/2054	5.000%		2,490,000	2,371,755
Boston Gas Co.(a)
08/01/2027	3.150%		1,472,000	1,406,259
Brooklyn Union Gas Co. (The)(a)
07/18/2054	6.415%		1,860,000	2,022,949
KeySpan Corp.
11/15/2030	8.000%		670,000	764,272
KeySpan Gas East Corp.(a)
03/06/2033	5.994%		4,625,000	4,785,854
National Gas Transmission PLC(a)
04/05/2030	4.250%	EUR	2,745,000	3,042,120
NiSource, Inc.
02/15/2031	1.700%		605,000	502,878
06/30/2033	5.400%		930,000	947,402
ONE Gas, Inc.
04/01/2029	5.100%		516,000	525,292
Piedmont Natural Gas Co., Inc.
02/15/2035	5.100%		3,400,000	3,373,373
Sempra(n)
10/01/2054	6.400%		1,961,000	1,963,086
South Jersey Industries, Inc.
Junior Subordinated
04/15/2031	5.020%		1,422,000	1,190,978
Southern Co. Gas Capital Corp.
09/15/2032	5.150%		5,715,000	5,784,083
09/15/2034	4.950%		1,477,000	1,466,553
Southwest Gas Corp.
08/15/2051	3.180%		2,930,000	1,939,240
Total				32,086,094
Office REIT 0.1%
Hudson Pacific Properties LP
11/01/2027	3.950%		3,263,000	2,892,500
02/15/2028	5.950%		55,000	49,459
04/01/2029	4.650%		950,000	773,218
01/15/2030	3.250%		2,005,000	1,487,096

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Piedmont Operating Partnership LP
04/01/2032	2.750%	2,248,000	1,807,123
Total			7,009,396
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	855,000	866,923
Helmerich & Payne, Inc.(a)
12/01/2034	5.500%	4,120,000	3,991,993
Schlumberger Holdings Corp.(a)
05/17/2028	3.900%	2,053,000	2,009,716
11/15/2029	5.000%	1,068,000	1,081,115
Schlumberger Investment SA
06/26/2030	2.650%	683,000	617,285
Transocean, Inc.(a)
05/15/2029	8.250%	645,000	651,171
Total			9,218,203
Other Financial Institutions 0.2%
Five Point Operating Co. LP/Capital Corp.(a),(n)
01/15/2028	10.500%	1,973,028	2,014,983
Greystone Commercial Capital Trust(a),(b),(e),(f)
1-month USD LIBOR + 2.270% 05/31/2025	7.713%	9,190,225	8,179,300
Howard Hughes Corp. (The)(a)
08/01/2028	5.375%	3,000,000	2,947,260
02/01/2031	4.375%	750,000	682,084
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%	1,253,000	1,286,988
06/15/2030	9.000%	1,459,000	1,445,522
Icahn Enterprises LP/Finance Corp.(a)
11/15/2029	10.000%	85,000	87,141
Lseg US Fin Corp.(a)
03/28/2027	4.875%	1,352,000	1,356,934
03/28/2034	5.297%	1,670,000	1,704,357
ORIX Corp.
12/04/2024	3.250%	1,560,000	1,559,552
Total			21,264,121
Other Industry 0.2%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%	736,000	724,324
AECOM
03/15/2027	5.125%	710,000	704,521
Artera Services LLC(a)
02/15/2031	8.500%	1,355,000	1,346,221
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	3,721,000	3,564,074
07/01/2029	4.000%	1,940,000	1,845,760
CIMIC Finance USA Pty Ltd.(a)
03/25/2034	7.000%	522,000	550,775
Gohl Capital Ltd.(a)
01/24/2027	4.250%	1,050,000	1,019,910
Massachusetts Institute of Technology
07/01/2114	4.678%	758,000	695,309
07/01/2116	3.885%	1,850,000	1,414,685
Mitsubishi Corp.(a)
07/02/2029	5.000%	2,655,000	2,695,470
Northwestern University
12/01/2057	3.662%	1,350,000	1,062,672
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	2,301,708
07/15/2056	3.300%	2,230,000	1,651,183
Quanta Services, Inc.
08/09/2034	5.250%	1,384,000	1,384,708
TopBuild Corp.(a)
03/15/2029	3.625%	1,000,000	928,078
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	1,436,899
University of Southern California
10/01/2039	3.028%	3,425,000	2,809,775
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	3,375,000	3,435,495
Total			29,571,567
Other REIT 0.2%
American Assets Trust LP
02/01/2031	3.375%	3,115,000	2,752,605
10/01/2034	6.150%	535,000	542,848
CubeSmart LP
12/15/2028	2.250%	802,000	728,086
Extra Space Storage LP
04/01/2029	3.900%	1,572,000	1,513,634
06/15/2029	4.000%	476,000	460,778
10/15/2030	2.200%	2,263,000	1,955,275
10/15/2031	2.400%	670,000	567,910
01/15/2035	5.350%	844,000	848,260
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,042,661
02/01/2026	4.500%	520,000	517,383
04/15/2035	5.500%	1,229,000	1,230,584
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	1,050,000	1,006,723
Lexington Realty Trust
10/01/2031	2.375%	3,805,000	3,134,842
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Prologis Targeted US Logistics Fund LP(a)
04/01/2029	5.250%		1,924,000	1,962,863
04/01/2034	5.500%		534,000	545,915
Rexford Industrial Realty LP
09/01/2031	2.150%		3,044,000	2,521,754
Sun Communities Operating LP
01/15/2029	5.500%		805,000	815,110
WP Carey, Inc.
04/01/2033	2.250%		4,080,000	3,292,468
XHR LP(a)
06/01/2029	4.875%		1,060,000	1,008,687
Total				26,448,386
Other Utility 0.1%
Essential Utilities, Inc.
08/15/2027	4.800%		2,720,000	2,726,297
04/15/2030	2.704%		1,620,000	1,457,266
01/15/2034	5.375%		611,000	620,409
Suez SACA(a)
05/24/2034	2.875%	EUR	1,700,000	1,709,696
Total				6,513,668
Packaging 0.2%
Amcor Flexibles North America, Inc.
05/17/2025	4.000%		1,505,000	1,497,229
Amcor Group Finance PLC
05/23/2029	5.450%		7,123,000	7,253,954
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		500,000	432,738
08/15/2027	5.250%		3,000,000	1,763,765
08/15/2027	5.250%		325,000	199,669
Ball Corp.
06/15/2029	6.000%		1,800,000	1,837,043
08/15/2030	2.875%		1,000,000	876,020
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		782,000	771,819
Berry Global, Inc.
01/15/2026	1.570%		3,261,000	3,143,477
01/15/2027	1.650%		1,213,000	1,135,392
04/15/2028	5.500%		6,438,000	6,540,487
Berry Global, Inc.(a)
01/15/2034	5.650%		1,600,000	1,637,583
Owens-Brockway Glass Container, Inc.(a)
05/15/2031	7.250%		1,000,000	997,001
Pactiv Evergreen Group Issuer LLC/Inc.(a)
10/15/2028	4.375%		2,725,000	2,579,847
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%		300,000	287,198
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sealed Air Corp.(a)
10/15/2026	1.573%	812,000	761,287
02/01/2028	6.125%	225,000	227,084
02/15/2031	7.250%	950,000	990,555
Sonoco Products Co.
09/01/2029	4.600%	860,000	845,535
Total			33,777,683
Paper 0.1%
Cascades, Inc./USA(a)
01/15/2028	5.375%	1,020,000	1,002,298
Inversiones CMPC SA(a)
02/26/2034	6.125%	1,500,000	1,528,921
Smurfit Kappa Treasury ULC(a)
01/15/2030	5.200%	2,339,000	2,369,257
04/03/2034	5.438%	1,244,000	1,269,553
04/03/2054	5.777%	351,000	362,967
Smurfit Westrock Financing DAC(a)
01/15/2035	5.418%	2,525,000	2,571,361
Weyerhaeuser Co.
05/15/2026	4.750%	456,000	456,245
Total			9,560,602
Pharmaceuticals 0.7%
1375209 BC Ltd.(a)
01/30/2028	9.000%	2,515,000	2,511,381
AbbVie, Inc.
11/21/2026	2.950%	794,000	771,122
11/21/2029	3.200%	513,000	481,073
03/15/2031	4.950%	1,892,000	1,915,244
03/15/2035	4.550%	4,329,000	4,188,996
05/14/2035	4.500%	1,829,000	1,759,612
05/14/2036	4.300%	1,619,000	1,521,590
11/21/2039	4.050%	1,161,000	1,032,188
10/01/2042	4.625%	1,000,000	923,730
05/14/2045	4.700%	680,000	629,602
Amgen, Inc.
03/02/2043	5.600%	1,943,000	1,970,728
02/22/2052	4.200%	345,000	282,594
03/02/2053	5.650%	4,586,000	4,679,479
03/02/2063	5.750%	251,000	255,287
Astrazeneca Finance LLC
02/26/2031	4.900%	1,892,000	1,920,072
Bausch Health Companies, Inc.(a)
12/15/2025	9.000%	100,000	98,314
01/15/2028	7.000%	415,000	290,744
01/30/2028	5.000%	1,100,000	738,909
06/01/2028	4.875%	475,000	394,281
02/15/2029	5.000%	100,000	59,670
02/15/2029	6.250%	3,075,000	1,973,879
01/30/2030	5.250%	1,200,000	673,881

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
02/15/2031	5.250%		1,200,000	653,693
Bayer US Finance II LLC(a)
12/15/2028	4.375%		5,945,000	5,745,470
06/25/2038	4.625%		1,515,000	1,314,000
07/15/2044	4.400%		2,799,000	2,172,086
06/25/2048	4.875%		3,505,000	2,882,883
Bayer US Finance LLC(a)
11/21/2033	6.500%		3,735,000	3,895,664
Bristol Myers Squibb Co.
06/15/2039	4.125%		255,000	228,983
Bristol-Myers Squibb Co.
08/15/2025	3.875%		74,000	73,500
02/22/2031	5.100%		785,000	801,999
05/15/2044	4.625%		555,000	512,898
11/15/2063	6.400%		266,000	302,409
02/22/2064	5.650%		226,000	230,730
Cheplapharm Arzneimittel GmbH(a)
01/15/2028	5.500%		700,000	672,865
CSL Finance PLC(a)
04/27/2029	4.050%		774,000	754,704
Gilead Sciences, Inc.
11/15/2054	5.500%		9,500,000	9,741,481
11/15/2064	5.600%		1,227,000	1,258,055
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%		311,000	283,299
Grifols SA(a)
05/01/2030	7.500%	EUR	2,581,000	2,816,115
Jazz Securities DAC(a)
01/15/2029	4.375%		963,000	916,987
Kevlar SpA(a)
09/01/2029	6.500%		1,440,000	1,371,347
Mylan NV
06/15/2026	3.950%		3,014,000	2,968,908
06/15/2046	5.250%		481,000	422,068
Mylan, Inc.
04/15/2048	5.200%		2,550,000	2,200,658
Organon Finance 1 LLC(a)
04/30/2031	5.125%		2,845,000	2,601,468
Pfizer Investment Enterprises Pte., Ltd.
05/19/2030	4.650%		663,000	662,790
05/19/2033	4.750%		953,000	941,998
05/19/2063	5.340%		1,177,000	1,142,106
Roche Holdings, Inc.(a)
11/13/2030	5.489%		1,762,000	1,837,890
09/09/2034	4.592%		720,000	708,004
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royalty Pharma PLC
09/02/2025	1.200%	365,000	354,643
09/02/2027	1.750%	463,000	427,183
09/02/2029	5.150%	736,000	740,571
09/02/2030	2.200%	4,552,000	3,905,465
09/02/2040	3.300%	528,000	396,210
09/02/2054	5.900%	3,320,000	3,339,961
Takeda Pharmaceutical Co., Ltd.
07/05/2034	5.300%	550,000	557,485
07/05/2064	5.800%	950,000	971,224
Viatris, Inc.
06/22/2030	2.700%	934,000	818,934
06/22/2040	3.850%	4,691,000	3,649,068
06/22/2050	4.000%	2,376,000	1,704,199
Total			96,052,377
Property & Casualty 0.6%
Acrisure LLC/Finance, Inc.(a)
11/06/2030	7.500%	970,000	990,789
Alleghany Corp.
08/15/2051	3.250%	635,000	451,032
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/01/2031	6.500%	1,020,000	1,020,316
American International Group, Inc.
04/01/2028	4.200%	1,481,000	1,459,473
06/30/2030	3.400%	1,062,000	988,589
Aon Corp./Global Holdings PLC
12/02/2031	2.600%	4,495,000	3,903,374
Aon North America, Inc.
03/01/2027	5.125%	533,000	538,660
03/01/2029	5.150%	1,152,000	1,170,527
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	909,394
Arthur J. Gallagher & Co.
03/09/2052	3.050%	6,725,000	4,387,664
03/02/2053	5.750%	70,000	71,569
Beacon Funding Trust(a)
08/15/2054	6.266%	4,080,000	4,189,653
CNA Financial Corp.
08/15/2027	3.450%	3,828,000	3,710,493
Enact Holdings, Inc.
05/28/2029	6.250%	7,743,000	7,941,390
Essent Group Ltd.
07/01/2029	6.250%	4,787,000	4,933,280
Fairfax Financial Holdings Ltd.
03/03/2031	3.375%	6,300,000	5,722,709
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	800,000	834,341
07/15/2048	7.200%	1,290,000	1,367,583
Farmers Exchange Capital II(a),(n)
Subordinated
11/01/2053	6.151%	2,700,000	2,625,718
Farmers Insurance Exchange(a),(n)
Subordinated
10/15/2064	7.000%	405,000	420,536
Hartford Financial Services Group Inc. (The)(a),(b)
3-month Term SOFR + 2.387% 02/12/2047	6.910%	1,440,000	1,331,231
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	2,080,000	1,579,908
Markel Corp.
05/20/2049	5.000%	5,095,000	4,642,459
Markel Group, Inc.
05/16/2054	6.000%	1,271,000	1,322,086
Marsh & McLennan Cos, Inc.
03/15/2030	4.650%	1,835,000	1,835,575
11/15/2031	4.850%	611,000	612,599
03/15/2035	5.000%	5,239,000	5,258,986
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month Term SOFR + 2.552% 12/15/2024	7.498%	5,725,000	5,727,709
NMI Holdings, Inc.
08/15/2029	6.000%	2,620,000	2,666,563
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	1,190,000	1,218,252
Radian Group, Inc.
05/15/2029	6.200%	1,740,000	1,795,380
SiriusPoint Ltd.
04/05/2029	7.000%	3,580,000	3,689,617
Trustage Financial Group, Inc.(a)
04/15/2032	4.625%	2,135,000	1,981,390
Willis North America, Inc.
03/05/2054	5.900%	517,000	535,393
WR Berkley Corp.
05/12/2050	4.000%	1,480,000	1,183,765
Total			83,018,003
Railroads 0.0%
Canadian Pacific Railway Co.
11/15/2029	2.875%	529,000	486,690
05/01/2050	3.500%	3,280,000	2,463,033
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Norfolk Southern Corp.
08/01/2030	5.050%		118,000	120,383
03/15/2034	5.550%		517,000	539,454
03/15/2064	5.950%		482,000	518,837
Total				4,128,397
Refining 0.1%
Marathon Petroleum Corp.
12/15/2026	5.125%		548,000	551,737
Phillips 66 Co.
03/15/2035	4.950%		2,805,000	2,730,724
02/15/2045	4.680%		1,300,000	1,144,507
06/15/2054	5.650%		4,015,000	4,014,853
Raizen Fuels Finance SA(a)
03/05/2034	6.450%		1,825,000	1,868,708
01/17/2035	5.700%		5,670,000	5,467,037
Valero Energy Corp.
12/01/2031	2.800%		3,235,000	2,812,555
Total				18,590,121
Restaurants 0.1%
Darden Restaurants, Inc.
10/15/2029	4.550%		3,470,000	3,402,869
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%		1,600,000	1,503,026
McDonald’s Corp.(a)
03/07/2035	4.250%	EUR	595,000	682,867
McDonald’s Corp.
09/01/2049	3.625%		910,000	690,821
Papa John’s International, Inc.(a)
09/15/2029	3.875%		775,000	703,881
Total				6,983,464
Retail REIT 0.1%
Kimco Realty Corp.
02/01/2033	4.600%		3,780,000	3,679,015
Kite Realty Group LP
10/01/2026	4.000%		303,000	298,047
Realty Income Corp.
08/15/2027	3.950%		183,000	180,666
Simon Property Group LP
09/26/2034	4.750%		3,895,000	3,784,287
Total				7,942,015
Retailers 0.3%
Amazon.com, Inc.
05/12/2031	2.100%		661,000	571,499
Asbury Automotive Group, Inc.
03/01/2030	4.750%		1,415,000	1,346,572

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AutoNation, Inc.
10/01/2025	4.500%	2,465,000	2,451,446
AutoZone, Inc.
04/21/2026	3.125%	415,000	406,112
11/01/2028	6.250%	505,000	532,828
01/15/2031	1.650%	1,175,000	979,009
Belron UK Finance PLC(a)
10/15/2029	5.750%	1,010,000	1,015,307
Carvana Co.(a),(p)
12/01/2028	12.000%	1,050,000	1,118,327
06/01/2030	13.000%	4,225,000	4,638,906
Carvana Co.(a),(n),(p)
06/01/2031	14.000%	1,225,000	1,465,820
Dick’s Sporting Goods, Inc.
01/15/2052	4.100%	2,690,000	2,022,691
Gap Inc. (The)(a)
10/01/2029	3.625%	1,550,000	1,409,229
Genuine Parts Co.
08/15/2029	4.950%	4,787,000	4,785,274
Hanesbrands, Inc.(a)
05/15/2026	4.875%	1,475,000	1,457,098
Home Depot Inc (The)
04/15/2030	2.700%	1,200,000	1,092,711
Kontoor Brands, Inc.(a)
11/15/2029	4.125%	475,000	440,210
L Brands, Inc.
07/01/2036	6.750%	1,495,000	1,550,063
Lithia Motors, Inc.(a)
06/01/2029	3.875%	2,000,000	1,852,419
Lowe’s Companies, Inc.
04/01/2063	5.850%	132,000	135,865
Macy’s Retail Holdings LLC
12/15/2034	4.500%	1,950,000	1,646,221
Magic MergeCo, Inc.(a)
05/01/2029	7.875%	1,400,000	755,179
O’Reilly Automotive, Inc.
08/19/2034	5.000%	1,145,000	1,132,690
Sally Holdings LLC/Capital, Inc.
03/01/2032	6.750%	2,115,000	2,159,215
Target Corp.
09/15/2034	4.500%	2,305,000	2,240,463
Tractor Supply Co.
11/01/2030	1.750%	3,885,000	3,279,539
Victoria’s Secret & Co.(a)
07/15/2029	4.625%	755,000	680,563
Walgreens Boots Alliance, Inc.
08/15/2029	8.125%	995,000	1,002,966
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walmart, Inc.
04/15/2030	4.000%	1,476,000	1,462,094
Total			43,630,316
Supermarkets 0.1%
Ahold Finance U.S.A. LLC
05/01/2029	6.875%	1,800,000	1,952,678
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2029	3.500%	1,770,000	1,634,136
Kroger Co. (The)
09/15/2031	4.900%	3,387,000	3,403,208
09/15/2054	5.500%	975,000	965,729
09/15/2064	5.650%	1,280,000	1,262,765
Total			9,218,516
Supranational 0.1%
Corp Andina de Fomento
01/24/2029	5.000%	495,000	502,610
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	2,541,773
07/15/2027	6.750%	4,000,000	4,198,745
Total			7,243,128
Technology 1.2%
Accenture Capital, Inc.
10/04/2031	4.250%	2,782,000	2,719,049
Amentum Escrow Corp.(a)
08/01/2032	7.250%	645,000	662,413
Arrow Electronics, Inc.
08/21/2029	5.150%	6,858,000	6,870,605
Avnet, Inc.
03/15/2028	6.250%	837,000	866,756
Broadcom, Inc.
07/12/2029	5.050%	5,900,000	5,964,791
02/15/2030	4.350%	4,090,000	4,010,855
11/15/2031	5.150%	915,000	930,193
10/15/2034	4.800%	1,479,000	1,446,168
Broadcom, Inc.(a)
02/15/2031	2.450%	2,036,000	1,775,136
11/15/2035	3.137%	4,561,000	3,791,346
11/15/2036	3.187%	9,456,000	7,770,252
05/15/2037	4.926%	3,794,000	3,681,924
Cadence Design Systems, Inc.
09/10/2029	4.300%	1,314,000	1,298,134
CDW LLC/Finance Corp.
05/01/2025	4.125%	2,500,000	2,488,318
12/01/2028	3.276%	3,880,000	3,629,543
03/01/2030	5.100%	847,000	844,287
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cisco Systems, Inc.
02/26/2031	4.950%	1,284,000	1,307,799
02/26/2054	5.300%	1,379,000	1,414,795
Cloud Software Group, Inc.(a)
06/30/2032	8.250%	955,000	996,584
Concentrix Corp.
08/02/2028	6.600%	3,581,000	3,661,727
08/02/2033	6.850%	3,211,000	3,293,359
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,475,000	1,432,942
Constellation Software, Inc.(a)
02/16/2029	5.158%	1,098,000	1,116,263
Dell International LLC/EMC Corp.
02/01/2035	4.850%	9,730,000	9,461,678
DXC Technology Co.
09/15/2028	2.375%	5,845,000	5,278,719
Equifax, Inc.
06/01/2028	5.100%	5,695,000	5,747,279
09/15/2029	4.800%	3,415,000	3,399,830
05/15/2030	3.100%	2,677,000	2,455,032
Everi Holdings, Inc.(a)
07/15/2029	5.000%	760,000	755,405
Fiserv, Inc.
03/15/2027	5.150%	1,294,000	1,309,457
08/12/2034	5.150%	671,000	672,004
Flex Ltd.
01/15/2028	6.000%	2,560,000	2,632,656
01/15/2032	5.250%	5,737,000	5,748,607
Fortress Intermediate 3, Inc.(a)
06/01/2031	7.500%	635,000	658,385
Foundry JV Holdco LLC(a)
01/25/2030	5.900%	733,000	747,639
01/25/2034	5.875%	618,000	622,187
Global Payments, Inc.
03/01/2026	1.200%	2,405,000	2,298,806
08/15/2029	3.200%	1,583,000	1,466,476
08/15/2052	5.950%	144,000	147,347
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	375,000	396,361
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	340,000	347,383
Hewlett Packard Enterprise Co.
10/15/2031	4.850%	1,858,000	1,841,533
10/15/2034	5.000%	1,961,000	1,933,169
10/15/2054	5.600%	5,004,000	4,956,885
HP, Inc.
06/17/2031	2.650%	718,000	625,398
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IBM International Capital Pte., Ltd.
02/05/2031	4.750%	1,542,000	1,547,668
Imola Merger Corp.(a)
05/15/2029	4.750%	1,680,000	1,612,559
Intel Corp.
11/15/2029	2.450%	1,520,000	1,357,958
08/12/2041	2.800%	584,000	395,434
02/10/2053	5.700%	315,000	300,600
02/21/2054	5.600%	134,000	126,840
08/12/2061	3.200%	238,000	141,411
International Business Machines Corp.
05/15/2029	3.500%	507,000	485,679
Intuit, Inc.
09/15/2028	5.125%	536,000	548,598
09/15/2053	5.500%	1,911,000	1,959,244
Kyndryl Holdings, Inc.
10/15/2028	2.700%	3,035,000	2,793,897
Leidos, Inc.
02/15/2031	2.300%	845,000	723,129
Marvell Technology, Inc.
02/15/2029	5.750%	681,000	703,293
Micron Technology, Inc.
11/01/2029	6.750%	3,575,000	3,849,547
Motorola Solutions, Inc.
04/15/2029	5.000%	797,000	804,333
MSCI, Inc.(a)
09/01/2030	3.625%	1,938,000	1,789,835
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	1,994,000	2,183,371
NetApp, Inc.
06/22/2025	1.875%	1,845,000	1,813,225
NXP BV/Funding LLC
03/01/2026	5.350%	1,002,000	1,007,111
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	286,000	265,018
Open Text Corp.(a)
12/01/2027	6.900%	650,000	675,303
Open Text Holdings, Inc.(a)
12/01/2031	4.125%	1,835,000	1,646,974
Oracle Corp.
11/15/2027	3.250%	2,284,000	2,206,098
03/25/2028	2.300%	856,000	796,321
11/09/2029	6.150%	834,000	885,495
11/15/2037	3.800%	1,851,000	1,594,074
03/25/2051	3.950%	1,082,000	844,174
02/06/2053	5.550%	1,855,000	1,855,150
09/27/2054	5.375%	2,019,000	1,961,335
05/15/2055	4.375%	17,000	14,066
04/01/2060	3.850%	190,000	138,436

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/27/2064	5.500%	841,000	813,765
Panasonic Holdings Corp.(a)
07/16/2034	5.302%	1,259,000	1,283,882
PayPal Holdings, Inc.
06/01/2034	5.150%	4,910,000	4,994,108
Qorvo, Inc.
12/15/2024	1.750%	1,200,000	1,198,063
QUALCOMM, Inc.
05/20/2053	6.000%	1,706,000	1,860,433
S&P Global, Inc.
03/01/2029	2.700%	1,128,000	1,048,394
08/15/2030	1.250%	495,000	413,884
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	500,000	509,263
Teledyne FLIR LLC
08/01/2030	2.500%	2,677,000	2,364,582
Tyco Electronics Group SA
02/01/2030	4.625%	4,870,000	4,852,657
VMware, Inc.
08/15/2026	1.400%	1,366,000	1,290,486
Western Union Co. (The)
03/15/2026	1.350%	140,000	133,631
Total			173,264,799
Tobacco 0.4%
Altria Group, Inc.
11/01/2028	6.200%	1,058,000	1,110,905
05/06/2030	3.400%	1,280,000	1,190,695
BAT Capital Corp.
08/15/2027	3.557%	399,000	387,334
03/25/2028	2.259%	1,930,000	1,783,523
02/20/2031	5.834%	468,000	487,690
03/25/2031	2.726%	15,000	13,206
08/15/2037	4.390%	1,856,000	1,654,526
08/02/2043	7.079%	333,000	374,267
09/06/2049	4.758%	309,000	262,545
03/16/2052	5.650%	2,530,000	2,426,300
BAT International Finance PLC
03/16/2028	4.448%	8,000,000	7,933,522
02/02/2029	5.931%	2,973,000	3,091,907
Imperial Brands Finance PLC(a)
07/21/2025	4.250%	206,000	204,645
02/01/2030	5.500%	8,872,000	9,025,344
07/01/2034	5.875%	975,000	990,859
Philip Morris International, Inc.
11/01/2027	4.375%	6,275,000	6,247,905
02/13/2029	4.875%	1,267,000	1,278,764
09/07/2030	5.500%	2,295,000	2,375,029
11/01/2031	4.750%	1,262,000	1,254,234
09/07/2033	5.625%	10,000,000	10,403,760
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds American, Inc.
06/12/2025	4.450%	1,325,000	1,322,078
08/15/2035	5.700%	6,525,000	6,699,770
09/15/2043	6.150%	174,000	179,099
08/15/2045	5.850%	456,000	450,838
Total			61,148,745
Transportation Services 0.3%
Dcli Bidco LLC(a)
11/15/2029	7.750%	540,000	559,321
Element Fleet Management Corp.(a)
06/15/2025	3.850%	2,795,000	2,777,396
03/13/2027	5.643%	2,171,000	2,208,836
12/04/2028	6.319%	1,215,000	1,280,154
ERAC USA Finance LLC(a)
11/01/2025	3.800%	2,500,000	2,478,649
12/01/2026	3.300%	3,435,000	3,346,644
03/15/2042	5.625%	1,689,000	1,748,032
11/01/2046	4.200%	1,041,000	883,978
FedEx Corp.
08/01/2042	3.875%	201,000	162,505
FedEx Corp. Pass-Through Trust
Series 2020-1 Class AA
02/20/2034	1.875%	484,243	409,104
GN Bondco LLC(a)
10/15/2031	9.500%	5,775,000	6,150,934
GXO Logistics, Inc.
05/06/2029	6.250%	1,560,000	1,613,592
Penske Truck Leasing Co. LP(a)
07/01/2029	5.250%	1,734,000	1,759,647
Penske Truck Leasing Co. LP/Finance Corp.(a)
11/15/2025	1.200%	798,000	770,753
03/30/2029	5.350%	3,126,000	3,178,901
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)
06/15/2026	1.700%	1,172,000	1,116,906
Penske Truck Leasing Co., LP/Finance Corp.(a)
07/15/2025	4.000%	905,000	898,475
Ryder System, Inc.
06/01/2028	5.250%	807,000	820,031
03/15/2029	5.375%	146,000	149,205
06/01/2029	5.500%	1,059,000	1,087,523
09/01/2029	4.950%	785,000	789,825
12/01/2033	6.600%	959,000	1,056,878
Triton Container International Ltd.(a)
04/15/2026	2.050%	585,000	559,601
TTX Co.(a)
11/15/2034	5.050%	1,435,000	1,445,562
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
XPO, Inc.(a)
06/01/2028	6.250%	575,000	583,159
06/01/2031	7.125%	275,000	285,128
02/01/2032	7.125%	865,000	901,350
Total			39,022,089
Treasury 0.0%
Republic of South Africa Government International Bond(a)
11/19/2036	7.100%	1,875,000	1,893,370
11/19/2054	7.950%	925,000	935,396
Total			2,828,766
Wireless 0.6%
Altice France SA(a)
02/01/2027	8.125%	260,000	218,421
American Tower Corp.
03/15/2027	3.650%	649,000	634,117
04/15/2031	2.700%	555,000	487,702
09/15/2031	2.300%	477,000	404,591
03/15/2033	5.650%	3,500,000	3,620,290
07/15/2033	5.550%	4,842,000	4,970,350
01/31/2035	5.400%	3,030,000	3,071,775
Crown Castle Inc
03/01/2034	5.800%	606,000	629,700
Crown Castle International Corp.
07/15/2026	1.050%	381,000	359,066
03/15/2027	2.900%	649,000	623,985
07/01/2030	3.300%	2,677,000	2,455,229
04/01/2031	2.100%	733,000	615,539
07/15/2031	2.500%	4,319,000	3,699,345
Crown Castle, Inc.
09/01/2028	4.800%	1,526,000	1,522,396
06/01/2029	5.600%	7,316,000	7,530,148
09/01/2029	4.900%	1,693,000	1,691,178
05/01/2033	5.100%	340,000	338,847
09/01/2034	5.200%	671,000	666,154
Digicel Group Holdings Ltd.(a),(e),(f),(i)
12/31/2030	0.000%	56,649	3,382
12/31/2030	0.000%	146	116
12/31/2030	0.000%	17,885	97
Digicel Holdings Bermuda Ltd./International Finance Ltd.(p)
05/25/2027	9.000%	3,230,742	3,136,390
Digicel Midco Ltd.(p)
11/25/2028	10.500%	1,030,220	913,339
Sitios Latinoamerica SAB de CV(a)
11/25/2029	6.000%	3,145,000	3,176,761
Sprint Capital Corp.
11/15/2028	6.875%	2,689,000	2,888,338
03/15/2032	8.750%	2,684,000	3,266,660
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%	640,375	639,546
03/20/2028	5.152%	5,792,500	5,821,815
T-Mobile US, Inc.
02/15/2026	2.250%	94,000	91,271
04/15/2027	3.750%	3,514,000	3,442,404
02/01/2028	4.750%	961,000	958,666
02/15/2028	2.050%	1,468,000	1,355,063
02/15/2029	2.625%	499,000	458,503
04/15/2029	3.375%	3,200,000	3,023,519
04/15/2030	3.875%	4,646,000	4,435,279
04/15/2031	3.500%	2,724,000	2,515,691
07/15/2033	5.050%	4,690,000	4,701,656
01/15/2035	4.700%	2,180,000	2,114,946
04/15/2040	4.375%	1,135,000	1,022,432
02/15/2041	3.000%	3,880,000	2,895,006
09/15/2062	5.800%	61,000	62,818
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	1,820,000	1,604,149
04/15/2032	7.750%	650,000	659,864
Vodafone Group PLC
06/28/2064	5.875%	1,028,000	1,029,123
Zegona Finance PLC(a)
07/15/2029	8.625%	4,025,000	4,261,900
Total			88,017,567
Wirelines 0.4%
AT&T, Inc.
02/15/2034	5.400%	5,560,000	5,713,432
05/15/2035	4.500%	150,000	142,528
08/15/2037	4.900%	490,000	475,208
09/15/2055	3.550%	4,975,000	3,529,834
12/01/2057	3.800%	404,000	297,297
09/15/2059	3.650%	1,840,000	1,296,471
C&W Senior Financing DAC(a)
09/15/2027	6.875%	385,000	381,827
Frontier Communications Corp.(a)
05/01/2028	5.000%	3,025,000	3,000,997
Frontier Communications Holdings LLC
11/01/2029	5.875%	1,775,000	1,776,418
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%	1,658,000	1,784,901
GCI LLC(a)
10/15/2028	4.750%	1,735,000	1,643,110
Iliad Holding SAS(a)
10/15/2026	6.500%	550,000	558,937
10/15/2028	7.000%	500,000	507,884

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc.(a)
04/15/2029	10.500%	1,925,000	2,157,720
06/15/2029	4.875%	225,000	197,500
11/15/2029	11.000%	6,771,745	7,691,111
04/01/2030	4.500%	2,150,000	1,807,912
05/15/2030	10.500%	595,000	653,011
10/15/2032	10.000%	1,775,000	1,777,300
NTT Finance Corp.(a)
07/02/2029	5.110%	7,995,000	8,126,163
Total Play Telecomunicaciones SA de CV(a)
09/20/2028	6.375%	1,270,000	806,588
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(a)
02/15/2028	10.500%	2,625,000	2,789,606
Verizon Communications, Inc.
03/22/2030	3.150%	530,000	490,521
01/20/2031	1.750%	464,000	388,106
03/21/2031	2.550%	461,000	403,345
03/15/2032	2.355%	5,263,000	4,439,764
11/01/2034	4.400%	1,556,000	1,482,186
03/22/2041	3.400%	1,555,000	1,226,799
Verizon Communications, Inc.(a)
02/15/2035	4.780%	2,231,000	2,176,259
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	475,000	495,581
Total			58,218,316
Total Corporate Bonds & Notes (Cost $3,667,155,084)			3,602,786,592

Foreign Government Obligations(l),(q) 1.4%

Australia 0.0%
NBN Co., Ltd.(a)
05/05/2026	1.450%	581,000	555,053
01/08/2027	1.625%	1,230,000	1,155,428
01/08/2032	2.500%	624,000	535,061
10/06/2033	6.000%	1,200,000	1,287,126
Total			3,532,668
Bermuda 0.0%
Bermuda Government International Bond(a)
08/20/2030	2.375%	1,105,000	939,793
Brazil 0.1%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	1,160,000	1,155,832
Brazilian Government International Bond
01/22/2032	6.125%	500,000	500,132
10/20/2033	6.000%	350,000	345,819
03/15/2034	6.125%	2,675,000	2,635,061
05/13/2054	7.125%	1,175,000	1,165,817
Total			5,802,661
Foreign Government Obligations(l),(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.1%
Antares Holdings LP(a)
07/15/2027	3.750%	3,635,000	3,435,373
10/23/2029	6.350%	2,000,000	1,995,517
NOVA Chemicals Corp.(a)
12/01/2031	7.000%	770,000	786,548
Province of British Columbia
09/01/2036	7.250%	2,000,000	2,435,028
Province of Manitoba
06/22/2026	2.125%	300,000	289,456
Province of Quebec(n)
03/02/2026	7.485%	230,000	237,460
Total			9,179,382
Chile 0.0%
Corp. Nacional del Cobre de Chile(a)
02/02/2033	5.125%	850,000	820,145
01/08/2034	5.950%	1,925,000	1,949,399
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	2,150,000	2,230,378
11/04/2044	4.875%	200,000	169,697
Empresa Nacional del Petroleo(a)
11/06/2029	5.250%	450,000	444,157
Total			5,613,776
China 0.0%
Sinopec Group Overseas Development Ltd.(a)
04/28/2025	3.250%	300,000	297,869
Colombia 0.2%
Colombia Government International Bond
03/15/2029	4.500%	250,000	233,207
11/14/2035	8.000%	1,862,000	1,923,635
11/07/2036	7.750%	525,000	527,741
11/14/2053	8.750%	2,000,000	2,103,321
11/07/2054	8.375%	1,150,000	1,162,561
Ecopetrol SA
01/19/2029	8.625%	4,080,000	4,342,566
04/29/2030	6.875%	1,500,000	1,472,158
11/02/2031	4.625%	212,000	176,559
02/01/2032	7.750%	4,365,000	4,283,777
01/13/2033	8.875%	3,764,000	3,877,195
01/19/2036	8.375%	4,170,000	4,092,602
Total			24,195,322
Costa Rica 0.0%
Costa Rica Government International Bond(a)
04/03/2034	6.550%	1,000,000	1,027,333
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Foreign Government Obligations(l),(q) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/29/2026	6.875%		631,000	637,572
07/19/2028	6.000%		1,400,000	1,403,550
02/22/2029	5.500%		6,225,000	6,098,058
02/22/2029	5.500%		161,000	157,717
Total				8,296,897
France 0.0%
RTE Reseau de Transport d’Electricite SADIR(a)
04/30/2033	3.500%	EUR	1,600,000	1,729,242
Guatemala 0.0%
Guatemala Government Bond(a)
08/10/2029	5.250%		450,000	435,339
08/06/2031	6.050%		1,650,000	1,640,486
10/07/2033	3.700%		794,000	656,794
02/06/2037	6.550%		800,000	806,256
Total				3,538,875
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%		977,000	783,435
MVM Energetika Zrt(a)
03/13/2031	6.500%		423,000	430,455
Total				1,213,890
India 0.0%
Export-Import Bank of India(a)
08/05/2026	3.375%		860,000	839,290
02/01/2028	3.875%		1,025,000	997,948
01/13/2031	2.250%		1,030,000	883,799
Indian Railway Finance Corp., Ltd.(a)
01/21/2032	3.570%		1,110,000	1,012,200
Power Finance Corp., Ltd.(a)
12/06/2028	6.150%		546,000	565,832
Total				4,299,069
Indonesia 0.1%
Freeport Indonesia PT(a)
04/14/2032	5.315%		1,045,000	1,042,483
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%		560,000	562,932
Indonesia Government International Bond(a)
01/17/2038	7.750%		1,000,000	1,238,402
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2030	2.800%		1,000,000	896,093
PT Pertamina Persero(a)
08/25/2030	3.100%		1,424,000	1,288,009
Foreign Government Obligations(l),(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%	5,000,000	4,913,709
Total			9,941,628
Israel 0.0%
Israel Electric Corp., Ltd.(a)
08/14/2028	4.250%	2,200,000	2,127,463
Italy 0.1%
Cassa Depositi e Prestiti SpA(a)
05/05/2026	5.750%	1,200,000	1,207,501
Republic of Italy Government International Bond
10/17/2029	2.875%	1,700,000	1,553,073
06/15/2033	5.375%	6,755,000	6,779,261
Total			9,539,835
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%	300,000	297,204
04/24/2030	5.375%	962,000	948,465
KazTransGas JSC(a)
09/26/2027	4.375%	200,000	191,690
Total			1,437,359
Mexico 0.3%
Comision Federal de Electricidad(a)
05/15/2029	4.688%	2,797,000	2,657,418
01/24/2030	5.700%	1,425,000	1,393,134
01/24/2035	6.450%	1,975,000	1,903,988
Mexico City Airport Trust(a)
10/31/2026	4.250%	1,435,000	1,404,415
04/30/2028	3.875%	420,000	398,082
10/31/2046	5.500%	2,303,000	1,898,656
07/31/2047	5.500%	5,582,000	4,593,678
Mexico Government International Bond
05/24/2031	2.659%	1,081,000	900,336
04/27/2032	4.750%	250,000	233,347
05/19/2033	4.875%	987,000	912,527
02/09/2035	6.350%	470,000	474,183
Pemex Project Funding Master Trust
06/15/2038	6.625%	50,000	37,943
Petroleos Mexicanos
10/16/2025	6.875%	1,060,000	1,060,093
03/13/2027	6.500%	13,322,000	13,003,288
02/12/2028	5.350%	2,276,000	2,108,183
01/23/2029	6.500%	625,000	589,473
01/28/2031	5.950%	3,025,000	2,604,340
02/16/2032	6.700%	2,000,000	1,772,277
06/15/2035	6.625%	900,000	738,694
09/21/2047	6.750%	1,257,000	901,309

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Foreign Government Obligations(l),(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/12/2048	6.350%	503,000	347,155
Total			39,932,519
Morocco 0.1%
OCP SA(a)
06/23/2031	3.750%	357,000	310,741
05/02/2034	6.750%	5,595,000	5,785,412
Total			6,096,153
Norway 0.0%
Equinor ASA
04/06/2030	3.125%	826,000	771,043
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	600,000	603,812
Panama 0.0%
Banco Nacional de Panama(a)
08/11/2030	2.500%	875,000	704,304
08/11/2030	2.500%	600,000	482,952
Panama Government International Bond
03/16/2025	3.750%	200,000	198,501
01/23/2030	3.160%	457,000	394,636
03/01/2031	7.500%	1,300,000	1,372,039
09/29/2032	2.252%	200,000	147,598
01/19/2033	3.298%	250,000	199,184
02/14/2035	6.400%	200,000	192,514
03/01/2038	8.000%	1,720,000	1,823,933
Total			5,515,661
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%	730,000	708,265
Peru 0.0%
Corporación Financiera de Desarrollo SA(a)
09/28/2027	2.400%	600,000	551,922
Peruvian Government International Bond
01/23/2031	2.783%	420,000	365,516
03/14/2037	6.550%	1,785,000	1,929,077
Petroleos del Peru SA(a)
06/19/2032	4.750%	2,100,000	1,604,001
Total			4,450,516
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%	800,000	708,992
10/23/2034	6.375%	275,000	303,122
Total			1,012,114
Foreign Government Obligations(l),(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar 0.0%
Nakilat, Inc.(a)
12/31/2033	6.067%	933,272	980,540
Romania 0.1%
Romanian Government International Bond(a)
02/17/2028	6.625%	200,000	204,649
02/14/2031	3.000%	2,100,000	1,740,678
01/30/2034	6.375%	1,532,000	1,502,807
05/25/2034	6.000%	5,488,000	5,222,378
03/24/2035	5.750%	2,122,000	1,957,922
Total			10,628,434
Serbia 0.1%
Serbia International Bond(a)
12/01/2030	2.125%	6,640,000	5,463,362
09/26/2033	6.500%	2,800,000	2,922,805
06/12/2034	6.000%	9,915,000	9,921,618
Total			18,307,785
South Africa 0.1%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	950,000	948,924
08/10/2028	6.350%	1,739,000	1,735,677
08/10/2028	6.350%	213,000	212,593
08/10/2028	8.450%	3,439,000	3,600,393
08/10/2028	8.450%	451,000	472,165
Republic of South Africa Government International Bond
10/12/2028	4.300%	525,000	497,506
09/30/2029	4.850%	3,275,000	3,095,032
06/22/2030	5.875%	750,000	734,171
04/20/2032	5.875%	2,300,000	2,213,365
Total			13,509,826
Ukraine 0.0%
Ukraine Government International Bond(a),(n)
02/01/2029	1.750%	293,248	187,679
02/01/2034	1.750%	513,185	267,723
02/01/2035	1.750%	586,497	301,088
02/01/2036	1.750%	73,312	37,022
Ukraine Government International Bond(a),(i)
02/01/2030	0.000%	80,093	40,759
02/01/2034	0.000%	299,297	118,372
02/01/2035	0.000%	252,927	147,617
02/01/2036	0.000%	210,772	122,194
Total			1,222,454
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Foreign Government Obligations(l),(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.0%
DP World Ltd.(a)
07/02/2037	6.850%	300,000	330,333
Total Foreign Government Obligations (Cost $201,070,030)			196,782,517

Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	5,655,355
University of Michigan
Revenue Bonds
Taxable
Series 2022A
04/01/2122	4.454%	4,020,000	3,427,470
University of Virginia
Refunding Revenue Bonds
Taxable
Series 2021B
11/01/2051	2.584%	2,020,000	1,335,570
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	596,468
Total			11,014,863
Hospital 0.0%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Health System
Series 2021
08/15/2051	3.000%	1,785,000	1,458,671
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	5,525,000	3,848,794
Total			5,307,465
Local General Obligation 0.0%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	3,288,973
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	3,000,000	2,308,708
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D-3
11/01/2032	2.400%	1,040,000	890,208
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	1,245,000	1,268,975
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,407,696
Total			6,875,587
Turnpike / Bridge / Toll Road 0.0%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	2,132,825
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	1,746,510
Total			3,879,335
Total Municipal Bonds (Cost $35,481,545)			30,366,223

Residential Mortgage-Backed Securities - Agency 27.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-84 Class Z
09/25/2041	5.250%	1,251,924	1,262,958
Federal Home Loan Mortgage Corp.
02/01/2025	8.000%	7	7
10/01/2028- 07/01/2032	7.000%	73,414	76,084
10/01/2031- 07/01/2037	6.000%	250,268	261,449
04/01/2033- 08/01/2053	5.500%	22,984,677	22,984,471

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/01/2039- 09/01/2054	5.000%	43,745,319	43,015,298
09/01/2040- 10/01/2052	4.000%	96,706,631	90,737,531
09/01/2040- 10/01/2052	4.500%	48,340,086	46,515,034
06/01/2043- 05/01/2052	3.500%	59,772,311	54,896,649
08/01/2046- 06/01/2052	3.000%	152,383,603	133,934,401
06/01/2050- 10/01/2052	2.500%	325,199,239	273,886,155
12/01/2050- 06/01/2052	2.000%	93,276,675	75,019,324
CMO Series 2060 Class Z
05/15/2028	6.500%	26,832	27,231
CMO Series 2310 Class Z
04/15/2031	6.000%	27,469	28,034
CMO Series 2725 Class TA
12/15/2033	4.500%	1,342,354	1,334,318
CMO Series 2882 Class ZC
11/15/2034	6.000%	2,269,292	2,376,556
CMO Series 2953 Class LZ
03/15/2035	6.000%	1,868,823	1,942,901
CMO Series 3028 Class ZE
09/15/2035	5.500%	163,168	163,306
CMO Series 3032 Class PZ
09/15/2035	5.800%	394,068	403,758
CMO Series 3071 Class ZP
11/15/2035	5.500%	8,566,586	8,592,398
CMO Series 3121 Class EZ
03/15/2036	6.000%	77,655	81,176
CMO Series 3181 Class AZ
07/15/2036	6.500%	23,987	25,090
CMO Series 353 Class 300
12/15/2046	3.000%	4,684,774	4,172,229
CMO Series 3740 Class BA
10/15/2040	4.000%	1,006,331	964,039
CMO Series 3747 Class HY
10/15/2040	4.500%	2,652,417	2,632,923
CMO Series 3753 Class KZ
11/15/2040	4.500%	4,532,522	4,473,396
CMO Series 3769 Class ZC
12/15/2040	4.500%	2,313,265	2,284,433
CMO Series 3841 Class JZ
04/15/2041	5.000%	207,045	206,903
CMO Series 3888 Class ZG
07/15/2041	4.000%	440,585	426,140
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3926 Class NY
09/15/2041	4.000%	374,969	360,792
CMO Series 3928 Class MB
09/15/2041	4.500%	725,743	703,689
CMO Series 3934 Class CB
10/15/2041	4.000%	2,352,861	2,253,472
CMO Series 3982 Class TZ
01/15/2042	4.000%	962,009	915,691
CMO Series 4027 Class AB
12/15/2040	4.000%	1,052,175	1,020,064
CMO Series 4057 Class ZB
06/15/2042	3.500%	5,165,275	4,841,522
CMO Series 4057 Class ZL
06/15/2042	3.500%	5,644,238	5,280,054
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	5,826,492
CMO Series 4361 Class VB
02/15/2038	3.000%	365,955	364,637
CMO Series 4440 Class ZX
01/15/2045	4.000%	12,475,920	11,527,553
CMO Series 4463 Class ZA
04/15/2045	4.000%	4,104,659	3,952,515
CMO Series 4495 Class PA
09/15/2043	3.500%	94,842	92,842
CMO Series 4682 Class HZ
04/15/2047	3.500%	2,792,786	2,558,249
CMO Series 4771 Class HZ
03/15/2048	3.500%	10,128,443	9,113,723
CMO Series 4787 Class PY
05/15/2048	4.000%	961,078	903,888
CMO Series 4793 Class CD
06/15/2048	3.000%	807,924	719,417
CMO Series 4839 Class A
04/15/2051	4.000%	2,420,060	2,313,812
CMO Series 4941 Class CZ
11/25/2049	3.000%	1,158,720	1,016,059
Federal Home Loan Mortgage Corp.(b),(g)
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/15/2043	1.180%	9,911,858	878,869
CMO Series 2013-4258 Class SJ
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 10/15/2043	1.730%	2,625,605	413,354
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-4313 Class MS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/15/2039	1.230%	3,579,995	297,303
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	1.030%	5,438,528	534,014
CMO Series 274 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2042	1.080%	6,869,125	707,888
CMO Series 279 Class S6
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	1.130%	4,592,703	481,661
CMO Series 299 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2043	1.080%	2,831,496	290,457
CMO Series 300 Class S1
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 01/15/2043	1.180%	6,997,150	750,019
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	1.030%	11,669,777	1,155,961
CMO Series 336 Class 30
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2044	1.130%	4,862,309	485,733
CMO Series 3404 Class AS
-1.0 x 30-day Average SOFR + 5.781% Cap 5.895% 01/15/2038	0.975%	1,287,207	115,018
CMO Series 3578 Class DI
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 04/15/2036	1.730%	1,814,579	139,949
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3833 Class LI
-1.0 x 30-day Average SOFR + 0.286% 10/15/2040	1.080%	4,336,084	375,367
CMO Series 3892 Class SC
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2041	1.030%	2,814,558	244,577
CMO Series 3997 Class SK
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/15/2041	1.680%	4,232,346	258,058
CMO Series 4087 Class SC
-1.0 x 30-day Average SOFR + 5.436% Cap 5.550% 07/15/2042	0.630%	3,497,955	240,067
CMO Series 4281 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2043	1.180%	5,694,619	462,932
CMO Series 4635 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2046	1.180%	8,551,648	600,803
CMO Series 4910 Class SG
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.202%	14,404,272	1,850,721
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	1.130%	6,384,393	561,404
CMO STRIPS Series 337 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2044	1.130%	7,955,595	772,245
Federal Home Loan Mortgage Corp.(r)
09/01/2052	4.500%	34,301,009	32,988,487
Federal Home Loan Mortgage Corp.(b)
CMO Series 2380 Class F
30-day Average SOFR + 0.564% Floor 0.450%, Cap 8.500% 11/15/2031	5.370%	38,660	38,635

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2557 Class FG
30-day Average SOFR + 0.514% Floor 0.400%, Cap 8.000% 01/15/2033	5.320%	85,025	84,923
CMO Series 2962 Class PF
30-day Average SOFR + 0.364% Floor 0.250%, Cap 7.000% 03/15/2035	5.170%	38,983	38,885
CMO Series 2981 Class FU
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 05/15/2030	5.120%	130,146	129,193
CMO Series 3065 Class EB
-3.0 x 30-day Average SOFR + 19.547% Cap 19.890% 11/15/2035	5.130%	259,185	276,078
CMO Series 3081 Class GC
-3.7 x 30-day Average SOFR + 23.414% Cap 23.833% 12/15/2035	5.793%	402,150	428,616
CMO Series 3085 Class FV
30-day Average SOFR + 0.814% Floor 0.700%, Cap 8.000% 08/15/2035	5.620%	354,703	355,618
CMO Series 3564 Class FC
30-day Average SOFR + 1.364% Floor 1.250%, Cap 6.500% 01/15/2037	6.047%	144,962	147,463
CMO Series 3680 Class FA
30-day Average SOFR + 1.114% Floor 1.000%, Cap 6.000% 06/15/2040	5.920%	426,989	426,588
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR + 26.796% Cap 5.500% 05/15/2041	5.500%	16,468	15,716
CMO Series 4048 Class FJ
30-day Average SOFR + 0.514% Floor 0.400%, Cap 9,999.000% 07/15/2037	5.727%	580,708	576,303
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5115 Class FD
30-day Average SOFR + 0.250% Floor 0.250%, Cap 4.000% 08/15/2043	4.000%	5,438,362	5,219,232
Federal Home Loan Mortgage Corp.(g)
CMO Series 303 Class C21
01/15/2043	4.000%	8,896,100	1,414,772
CMO Series 303 Class C30
12/15/2042	4.500%	5,672,375	855,654
CMO Series 364 Class C15
12/15/2046	3.500%	3,719,697	576,157
CMO Series 4146 Class IA
12/15/2032	3.500%	3,560,431	314,243
CMO Series 4186 Class IB
03/15/2033	3.000%	3,639,568	281,888
CMO Series 4627 Class PI
05/15/2044	3.500%	1,008,238	22,513
CMO Series 4698 Class BI
07/15/2047	5.000%	9,972,860	1,562,174
CMO Series 5048 Class HI
01/15/2042	4.500%	2,516,943	449,353
CMO Series 5078 Class NI
06/15/2042	4.000%	2,740,000	513,436
STRIPS
11/15/2052	4.000%	7,871,786	1,676,836
11/15/2052	4.500%	8,968,122	2,301,087
Federal Home Loan Mortgage Corp.(d),(g)
CMO Series 351 Class 213
02/15/2046	4.202%	260,607	45,761
CMO Series 364 Class 141
12/15/2046	2.752%	300,072	40,084
CMO Series 364 Class 151
12/15/2046	3.381%	292,172	44,347
CMO Series 364 Class 158
12/15/2046	3.775%	156,758	26,219
CMO Series 364 Class 167
12/15/2046	2.567%	281,262	31,937
CMO Series 364 Class C23
12/15/2046	2.945%	3,625,671	486,735
CMO Series 364 Class C24
12/15/2046	3.450%	2,047,782	322,665
CMO Series 364 Class C25
12/15/2046	3.998%	624,072	112,314
CMO Series 368 Class C15
01/25/2048	3.256%	3,916,526	546,345
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5094 Class IO
12/15/2048	1.446%	12,679,298	984,432
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(g)
CMO Series K051 Class X1
09/25/2025	0.614%	15,207,810	46,869
CMO Series K058 Class X1
08/25/2026	1.029%	2,248,410	29,930
CMO Series KW02 Class X1
12/25/2026	0.245%	7,186,587	13,224
Federal Home Loan Mortgage Corp. REMICS(b),(g)
CMO Series 204236 Class IS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2043	1.080%	9,283,163	896,722
CMO Series 204419 Class BS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2053	1.130%	24,248,219	2,890,739
CMO Series 204461 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 04/15/2045	1.280%	5,256,604	632,097
CMO Series 204839 Class WS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/15/2056	1.180%	35,507,552	4,716,649
CMO Series 4942 Class SG
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 01/25/2050	1.202%	10,433,199	1,136,196
Federal Home Loan Mortgage Corp. REMICS(g)
CMO Series 204695 Class OI
06/15/2047	4.000%	2,710,486	477,048
CMO Series 204864 Class IU
12/15/2048	4.500%	2,497,876	479,290
CMO Series 205012 Class MI
09/25/2050	4.000%	8,626,208	1,792,463
CMO Series 205038 Class ID
11/25/2050	3.500%	27,791,231	4,868,126
CMO Series 4257 Class IK
12/15/2042	4.000%	2,999,781	520,584
CMO Series 4999 Class IA
08/25/2050	4.500%	24,561,896	5,439,691
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5043 Class IO
11/25/2050	5.000%	14,897,699	3,334,026
CMO Series 5058 Class NI
06/25/2050	3.000%	14,201,253	2,371,582
CMO Series 5079 Class DI
02/25/2051	6.500%	8,622,271	1,549,851
CMO Series 5081 Class PI
03/25/2051	3.000%	41,166,416	6,972,352
CMO Series 5088 Class IB
03/25/2051	2.500%	23,506,492	3,591,204
CMO Series 5095 Class AI
04/25/2051	3.500%	19,711,345	3,448,922
CMO Series 5113 Class MI
06/25/2051	3.500%	16,903,610	3,286,297
CMO Series 5115 Class GI
09/25/2050	3.000%	10,186,563	1,688,380
CMO Series 5148 Class EI
10/25/2051	3.000%	42,222,967	6,992,993
CMO Series 5153 Class JI
10/25/2051	3.500%	7,751,697	1,435,190
CMO Series 5217 Class PI
04/25/2052	3.500%	5,004,694	498,989
CMO Series 5223 Class IM
02/25/2042	5.500%	8,574,647	1,397,250
Federal Home Loan Mortgage Corp. REMICS
CMO Series 3843 Class JZ
04/15/2041	5.100%	1,100,979	1,094,039
CMO Series 4372 Class Z
08/15/2044	3.000%	2,785,853	2,510,247
CMO Series 4402 Class YB
10/15/2044	3.000%	2,290,373	2,054,947
CMO Series 4612 Class HZ
08/15/2046	2.500%	7,361,131	6,075,351
CMO Series 4753 Class VZ
12/15/2047	3.000%	1,227,211	970,036
CMO Series 4755 Class Z
02/15/2048	3.000%	1,227,211	1,061,679
CMO Series 4765 Class PZ
01/15/2048	3.000%	3,681,469	2,932,477
CMO Series 5237 Class GA
09/25/2046	4.000%	2,005,031	1,933,891
Federal Home Loan Mortgage Corp. REMICS(d),(g)
CMO Series 5065 Class EI
11/25/2044	5.375%	1,211,172	236,828

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
02/01/2025- 08/01/2027	8.000%	2,421	2,439
03/01/2026- 03/01/2053	7.000%	1,046,566	1,084,698
04/01/2027- 06/01/2032	7.500%	14,839	15,167
05/01/2029- 02/01/2054	6.000%	49,441,671	50,084,935
03/01/2033- 09/01/2053	5.500%	102,174,430	102,197,806
09/01/2033- 10/01/2053	3.000%	286,324,938	250,972,145
10/01/2033- 12/01/2052	3.500%	142,071,480	129,885,700
02/01/2037- 06/01/2062	2.500%	307,925,825	260,267,416
07/01/2039- 08/01/2053	5.000%	109,210,417	107,456,379
08/01/2040- 04/01/2052	2.000%	293,419,036	237,223,376
10/01/2040- 06/01/2056	4.500%	111,809,833	107,568,855
02/01/2041- 11/01/2052	4.000%	96,668,286	91,366,323
11/01/2050- 11/01/2051	1.500%	44,614,939	34,127,418
CMO Series 2003-22 Class Z
04/25/2033	6.000%	67,438	69,664
CMO Series 2003-33 Class PT
05/25/2033	4.500%	3,030	2,965
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	349,964	362,338
CMO Series 2010-139 Class HA
11/25/2040	4.000%	1,292,185	1,219,430
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	2,617,311	2,536,668
CMO Series 2011-53 Class WT
06/25/2041	4.500%	230,219	228,868
CMO Series 2011-87 Class GB
09/25/2041	4.500%	7,000,000	6,798,876
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	9,033,855	8,422,084
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	7,156,577	6,677,756
CMO Series 2012-94
09/25/2042	3.500%	8,178,271	7,629,919
CMO Series 2013-106 Class LA
08/25/2041	4.000%	1,342,602	1,288,976
CMO Series 2013-16 Class GD
03/25/2033	3.000%	238,463	237,201
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-66 Class AP
05/25/2043	6.000%	38,654	36,925
CMO Series 2018-38 Class PA
06/25/2047	3.500%	369,804	353,091
CMO Series 2018-64 Class ET
09/25/2048	3.000%	2,361,852	2,078,801
CMO Series 2018-94D Class KD
12/25/2048	3.500%	616,557	554,999
CMO Series 2019-9 Class DZ
03/25/2049	4.000%	2,993,386	2,812,151
CMO Series 98-17 Class Z
04/18/2028	6.500%	11,533	11,507
Federal National Mortgage Association(r)
01/01/2051	2.000%	10,012,305	8,043,723
02/01/2052	3.500%	9,586,599	8,755,681
06/01/2053	6.000%	4,539,854	4,602,366
Federal National Mortgage Association(s)
04/01/2051	2.000%	45,647,015	36,800,782
Federal National Mortgage Association(b),(g)
CMO Series 2004-29 Class PS
-1.0 x 30-day Average SOFR + 7.486% Cap 7.600% 05/25/2034	2.752%	825,354	95,507
CMO Series 2006-43 Class SJ
-1.0 x 30-day Average SOFR + 6.476% Cap 6.590% 06/25/2036	1.742%	614,024	63,710
CMO Series 2009-100 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 12/25/2039	1.352%	2,038,712	216,621
CMO Series 2009-87 Class NS
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 11/25/2039	1.402%	2,873,048	238,857
CMO Series 2010-131 Class SA
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/25/2040	1.752%	2,585,787	320,647
CMO Series 2010-21 Class SA
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 03/25/2040	1.402%	4,530,097	307,378
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-57 Class SA
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/25/2040	1.602%	1,132,392	112,454
CMO Series 2011-131 Class ST
-1.0 x 30-day Average SOFR + 6.426% Cap 6.540% 12/25/2041	1.692%	14,790,792	2,142,059
CMO Series 2011-47 Class GS
-1.0 x 30-day Average SOFR + 5.816% Cap 5.930% 06/25/2041	1.082%	3,736,526	318,100
CMO Series 2012-17 Class MS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2027	1.852%	344,812	4,903
CMO Series 2013-10 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2043	1.302%	3,387,635	357,079
CMO Series 2013-124 Class SB
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 12/25/2043	1.102%	9,784,614	1,070,790
CMO Series 2013-19 Class KS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2041	1.352%	2,718,409	208,950
CMO Series 2013-34 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2043	1.302%	9,671,330	1,224,093
CMO Series 2014-40 Class HS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 07/25/2044	1.852%	2,457,493	431,340
CMO Series 2014-52 Class SL
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2044	1.252%	4,212,738	442,620
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-81 Class SD
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 01/25/2037	1.852%	2,405,115	165,620
CMO Series 2016-19 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2046	1.252%	3,391,656	244,863
CMO Series 2016-32 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2034	1.252%	1,547,576	129,782
CMO Series 2016-60 Class QS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	1.252%	4,414,255	297,285
CMO Series 2016-60 Class SD
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	1.252%	15,642,343	1,152,925
CMO Series 2016-60 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2046	1.402%	4,435,793	380,351
CMO Series 2016-82 Class SG
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/25/2046	1.252%	6,145,273	429,732
CMO Series 2016-88 Class BS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/25/2046	1.252%	10,737,451	1,118,665
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2046	1.802%	2,636,313	186,579
CMO Series 2017-26 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2047	1.302%	4,114,408	223,982

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-57 Class SD
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 08/25/2047	0.000%	5,207,907	169,679
CMO Series 2018-43 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2038	1.402%	3,464,770	320,754
CMO Series 2018-61 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 08/25/2048	1.352%	2,511,465	195,948
CMO Series 2019-35 Class SH
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2049	1.302%	10,486,778	822,436
CMO Series 2019-39 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/25/2049	1.252%	9,797,208	815,579
Federal National Mortgage Association(b)
CMO Series 2004-93 Class FC
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 12/25/2034	5.049%	164,153	162,960
CMO Series 2006-71 Class SH
-2.6 x 30-day Average SOFR + 15.437% Cap 15.738% 05/25/2035	3.020%	113,105	113,369
CMO Series 2007-90 Class F
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 09/25/2037	5.339%	7,881	7,859
CMO Series 2007-W7 Class 1A4
-6.0 x 30-day Average SOFR + 38.493% Cap 39.180% 07/25/2037	10.089%	37,765	48,345
CMO Series 2008-15 Class AS
-5.0 x 30-day Average SOFR + 32.428% Cap 33.000% 08/25/2036	8.758%	180,990	231,795
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-142 Class HS
-2.0 x 30-day Average SOFR + 9.771% Cap 10.000% 12/25/2040	0.406%	452,249	302,542
CMO Series 2010-150 Class FL
30-day Average SOFR + 0.664% Floor 0.550%, Cap 7.000% 10/25/2040	5.399%	84,074	83,735
CMO Series 2012-1 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 02/25/2042	5.349%	629,054	620,792
CMO Series 2012-115 Class MT
-3.0 x 30-day Average SOFR + 13.157% Cap 4.500% 10/25/2042	0.000%	310,600	213,167
CMO Series 2016-32 Class GT
-4.5 x 30-day Average SOFR + 17.485% Cap 4.500% 01/25/2043	0.000%	32,299	21,240
Federal National Mortgage Association(g)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	3,004,191	277,509
CMO Series 2013-23 Class AI
03/25/2043	5.000%	4,108,348	667,893
CMO Series 2013-35 Class IB
04/25/2033	3.000%	4,220,842	350,456
CMO Series 2013-41 Class HI
02/25/2033	3.000%	4,425,821	243,641
CMO Series 2015-54 Class GI
07/25/2045	5.500%	18,931,060	2,869,445
CMO Series 2020-42 Class AI
06/25/2050	2.500%	16,900,810	1,780,005
CMO Series 2020-72 Class LI
12/25/2040	5.000%	4,421,843	914,510
CMO Series 20434 Class C24
06/25/2053	4.500%	29,526,055	6,616,092
CMO Series 385 Class 8
12/25/2037	5.500%	1,524,854	286,601
CMO Series 426 Class C58
03/25/2052	3.000%	33,981,287	5,686,350
CMO Series 427 Class C17
01/25/2035	3.000%	9,432,308	876,363
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 427 Class C57
02/25/2032	2.500%	51,204,414	2,979,534
STRIPS
01/25/2052	4.500%	2,361,056	583,217
Federal National Mortgage Association(d),(g)
CMO Series 2021-24 Class IO
03/25/2059	1.107%	7,939,167	527,389
Federal National Mortgage Association REMICS
CMO Series 2010-136 Class CY
12/25/2040	4.000%	1,395,399	1,354,677
CMO Series 2012-105 Class Z
10/25/2042	3.500%	2,359,859	2,199,166
CMO Series 2013-18 Class ZA
03/25/2043	3.000%	3,145,412	2,840,891
CMO Series 2013-70 Class JZ
07/25/2043	3.000%	13,937,838	12,334,141
CMO Series 2018-11 Class BX
12/25/2047	4.000%	8,208,645	7,731,191
CMO Series 2019-70 Class CB
12/25/2049	3.500%	2,411,860	2,175,251
CMO Series 2020-46 Class JG
07/25/2050	2.000%	1,920,162	1,560,777
Federal National Mortgage Association REMICS(g)
CMO Series 2013-10 Class GI
02/25/2033	3.000%	6,035,628	456,651
CMO Series 2015-86 Class MI
11/25/2045	5.500%	5,492,612	907,452
CMO Series 2017-54 Class ID
07/25/2047	4.000%	2,164,127	383,686
CMO Series 2020-47 Class DI
07/25/2050	4.000%	41,800,073	8,266,077
CMO Series 2020-74 Class HI
10/25/2050	5.500%	4,455,099	806,528
CMO Series 2020-99 Class IB
05/25/2050	3.500%	11,689,857	2,145,125
CMO Series 2021-1 Class IB
02/25/2061	3.500%	12,396,747	2,182,135
CMO Series 2021-74 Class LI
11/25/2051	3.500%	20,426,082	4,175,453
CMO Series 2021-94 Class AI
01/25/2052	3.000%	24,357,986	4,088,914
CMO Series 2022-38 Class IH
07/25/2052	4.500%	2,777,777	603,302
CMO Series 2022-5 Class LI
02/25/2052	3.000%	26,612,275	3,220,767
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(b),(g)
CMO Series 2013-136 Class SB
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 01/25/2044	1.052%	8,945,162	867,635
CMO Series 2017-14 Class DS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 03/25/2047	1.202%	7,804,586	926,508
CMO Series 2017-38 Class S
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2047	1.252%	13,808,581	1,596,039
CMO Series 2018-45 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 06/25/2048	1.352%	10,007,506	1,200,850
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	1.202%	33,916,908	3,674,161
CMO Series 3908 Class XS
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/15/2039	1.530%	7,317,577	775,613
Freddie Mac REMICS(g)
CMO Series 5093 Class IV
12/25/2050	4.500%	8,340,676	1,855,292
CMO Series 5093 Class VI
12/25/2050	4.500%	14,265,696	3,173,247
Government National Mortgage Association
05/15/2040- 05/20/2053	5.000%	5,631,160	5,588,288
05/20/2041- 05/20/2053	4.500%	10,746,908	10,349,935
02/15/2042- 07/20/2053	4.000%	40,826,748	38,327,700
08/20/2042- 05/20/2050	3.500%	40,385,423	37,374,697
12/20/2046- 06/20/2052	3.000%	89,889,789	79,779,443
10/20/2049- 04/20/2052	2.500%	68,397,730	58,509,784
01/20/2051- 03/20/2052	2.000%	36,245,305	29,795,794
01/20/2053- 04/20/2053	5.500%	37,057,427	37,201,657

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/20/2053	6.000%	11,138,510	11,321,604
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,758,147	1,790,687
CMO Series 2009-104 Class YD
11/20/2039	5.000%	1,142,018	1,154,786
CMO Series 2009-55 Class LX
07/20/2039	5.000%	1,408,745	1,413,318
CMO Series 2009-67 Class DB
08/20/2039	5.000%	1,548,729	1,556,063
CMO Series 2010-108 Class WL
04/16/2040	4.000%	1,570,520	1,527,013
CMO Series 2010-120 Class AY
09/20/2040	4.000%	1,453,249	1,400,672
CMO Series 2010-135 Class PE
10/16/2040	4.000%	3,273,714	3,190,752
CMO Series 2014-3 Class EP
02/16/2043	2.750%	3,995,885	3,763,424
CMO Series 2016-111 Class PB
08/20/2046	2.500%	1,097,000	804,148
CMO Series 2018-1 Class LZ
01/20/2048	3.000%	4,544,234	3,579,698
CMO Series 2018-115 Class DE
08/20/2048	3.500%	1,328,542	1,199,029
CMO Series 2018-147 Class BZ
10/20/2048	3.500%	4,243,165	3,986,249
CMO Series 2018-53 Class AL
11/20/2045	3.500%	719,098	695,638
Government National Mortgage Association(r)
10/20/2052	3.500%	19,724,623	18,038,895
Government National Mortgage Association(b)
1-year CMT + 1.140% 03/20/2066	5.550%	30,903	31,052
1-year CMT + 0.782% 04/20/2066	5.192%	122,444	122,679
CMO Series 2006-37 Class AS
-6.0 x 1-month Term SOFR + 38.973% Cap 39.660% 07/20/2036	11.336%	410,766	541,525
CMO Series 2010-H03 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 10.690% 03/20/2060	5.520%	103,564	103,469
CMO Series 2010-H26 Class LF
1-month Term SOFR + 0.464% Floor 0.350%, Cap 13.898% 08/20/2058	5.321%	31,094	31,053
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-114 Class KF
1-month Term SOFR + 0.564% Floor 0.450%, Cap 6.500% 03/20/2041	5.171%	7,560	7,559
CMO Series 2012-H20 Class BA
1-month Term SOFR + 0.814% Floor 0.700%, Cap 10.500% 09/20/2062	5.531%	24,193	23,843
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814% Floor 0.700% 05/20/2061	5.671%	1,721	1,720
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764% Floor 0.650% 05/20/2061	5.621%	1,534	1,532
CMO Series 2012-H25 Class FA
1-month Term SOFR + 0.814% Floor 0.700% 12/20/2061	5.671%	27,225	27,137
CMO Series 2013-H02 Class FD
1-month Term SOFR + 0.454% Floor 0.340%, Cap 10.500% 12/20/2062	5.311%	48,850	48,660
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514% Floor 0.400% 02/20/2062	5.186%	1,854	1,836
CMO Series 2013-H08 Class BF
1-month Term SOFR + 0.514% Floor 0.400%, Cap 10.000% 03/20/2063	5.371%	363,294	360,788
CMO Series 2013-H14 Class FD
1-month Term SOFR + 0.584% Floor 0.470%, Cap 11.000% 06/20/2063	5.441%	162,658	162,256
CMO Series 2013-H17 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 11.000% 07/20/2063	5.521%	22,192	22,169
CMO Series 2013-H18 Class EA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.190% 07/20/2063	5.471%	13,418	13,388
CMO Series 2013-H19 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2063	5.571%	174,980	174,962
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-H26 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2065	5.571%	16,314	16,311
CMO Series 2017-H03 Class FB
1-month Term SOFR + 0.764% Floor 0.650%, Cap 15.000% 06/20/2066	5.621%	320,356	320,482
CMO Series 2018-H04 Class FM
1-month Term SOFR + 0.414% Floor 0.300%, Cap 11.000% 03/20/2068	5.271%	981,448	977,079
CMO Series 2019-H01 Class FL
1-month Term SOFR + 0.564% Floor 0.450%, Cap 11.000% 12/20/2068	5.421%	207,861	208,115
CMO Series 2019-H10 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 05/20/2069	5.371%	794,455	792,060
CMO Series 2020-H13 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 08/20/2070	5.371%	1,251,092	1,245,817
CMO Series 2022-201 Class FB
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 11/20/2052	6.011%	3,039,240	3,053,768
CMO Series 2022-H01 Class FE
1-month Term SOFR + 0.614% Floor 0.500%, Cap 99.000% 01/20/2072	5.261%	8,632,930	8,592,330
CMO Series 2022-H09 Class EF
30-day Average SOFR + 0.450% Floor 0.450%, Cap 11.000% 04/20/2072	5.211%	2,836,723	2,823,471
CMO Series 2022-H09 Class GF
30-day Average SOFR + 0.700% Floor 0.700% 04/20/2072	5.461%	2,605,684	2,594,132
CMO Series 2022-H22 Class FE
30-day Average SOFR + 1.040% Floor 1.040%, Cap 7.500% 09/20/2072	5.801%	2,091,840	2,098,780
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-97 Class FW
30-day Average SOFR + 1.150% Floor 1.150%, Cap 6.500% 06/20/2054	5.911%	5,519,523	5,523,204
Government National Mortgage Association(b),(g)
CMO Series 2010-31 Class ES
-1.0 x 1-month Term SOFR + 4.886% Cap 5.000% 03/20/2040	0.279%	5,785,065	314,842
CMO Series 2011-13 Class S
-1.0 x 1-month Term SOFR + 5.836% Cap 5.950% 01/16/2041	1.225%	3,712,075	316,100
CMO Series 2011-30 Class SB
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 02/20/2041	1.879%	1,777,002	166,558
CMO Series 2015-155 Class SA
-1.0 x 1-month Term SOFR + 5.586% Cap 5.700% 10/20/2045	0.979%	2,487,748	244,323
CMO Series 2017-93 Class CS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2047	1.479%	7,581,810	1,056,453
CMO Series 2019-123 Class SP
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2049	1.379%	10,509,163	872,079
CMO Series 2019-13 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	1.379%	8,104,927	900,822
CMO Series 2019-30 Class SH
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.329%	13,153,098	1,379,361
CMO Series 2019-6 Class SJ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	1.379%	6,791,822	586,962

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-86 Class SG
-1.0 x 1-month Term SOFR + 5.486% Cap 5.600% 07/20/2049	0.879%	3,152,578	184,512
CMO Series 2020-112 Class SB
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	1.529%	2,342,173	301,838
CMO Series 2021-49 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.579%	18,407,994	2,475,084
Government National Mortgage Association(d)
CMO Series 2010-H17 Class XQ
07/20/2060	5.139%	1,346	1,133
CMO Series 2017-H04 Class DA
12/20/2066	4.472%	294	289
Series 2003-72 Class Z
11/16/2045	5.424%	232,303	232,045
Government National Mortgage Association(g)
CMO Series 2013-3 Class IT
01/20/2043	5.000%	2,731,922	529,827
CMO Series 2016-88 Class PI
07/20/2046	4.000%	5,192,262	891,923
CMO Series 2016-89 Class HI
07/20/2046	3.500%	1,921,291	328,089
CMO Series 2017-101 Class AI
07/20/2047	4.000%	3,406,936	581,257
CMO Series 2017-52 Class AI
04/20/2047	6.000%	2,443,759	368,950
CMO Series 2017-68 Class TI
05/20/2047	5.500%	970,527	143,870
CMO Series 2017-88 Class JI
09/20/2046	5.500%	1,554,475	271,575
CMO Series 2019-110 Class PI
09/20/2049	3.500%	19,756,818	3,811,582
CMO Series 2019-99 Class AI
08/16/2049	4.000%	4,878,888	1,017,339
CMO Series 2020-129 Class GI
09/20/2050	3.000%	24,270,186	4,019,240
CMO Series 2020-134 Class AI
09/20/2050	3.000%	8,719,071	1,373,298
CMO Series 2020-34 Class IO
12/20/2039	5.000%	7,291,659	1,349,062
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-57 Class IA
12/20/2050	2.500%	2,981,829	444,572
CMO Series 2021-7 Class BI
01/20/2051	2.000%	38,346,028	4,411,783
CMO Series 2021-7 Class QI
01/20/2051	2.500%	7,439,753	1,078,609
CMO Series 2021-81 Class IM
05/20/2051	3.500%	3,425,530	646,620
CMO Series 2022-125 Class PI
07/20/2052	5.000%	9,462,941	1,736,172
CMO Series 2023-70 Class JI
06/20/2052	5.500%	2,381,488	437,011
CMO Series 2024-97 Class IO
02/20/2053	5.000%	33,286,828	7,536,238
Government National Mortgage Association(d),(g)
CMO Series 2014-150 Class IO
07/16/2056	0.402%	9,620,562	182,460
CMO Series 2014-H05 Class AI
02/20/2064	1.555%	3,117,527	96,141
CMO Series 2014-H14 Class BI
06/20/2064	1.725%	3,901,734	88,179
CMO Series 2014-H15 Class HI
05/20/2064	1.424%	1,374,987	58,940
CMO Series 2014-H20 Class HI
10/20/2064	1.366%	315,746	20,325
CMO Series 2015-163 Class IO
12/16/2057	0.734%	1,539,664	54,875
CMO Series 2015-189 Class IG
01/16/2057	0.605%	5,893,426	144,750
CMO Series 2015-30 Class IO
07/16/2056	0.691%	2,409,282	87,602
CMO Series 2015-32 Class IO
09/16/2049	0.574%	3,540,013	74,540
CMO Series 2015-73 Class IO
11/16/2055	0.408%	1,146,075	14,128
CMO Series 2015-9 Class IO
02/16/2049	0.511%	6,258,662	110,608
CMO Series 2015-H22 Class BI
09/20/2065	1.873%	1,130,223	42,616
CMO Series 2016-72 Class IO
12/16/2055	0.759%	6,137,744	184,477
CMO Series 2020-171 Class IO
10/16/2060	0.957%	5,867,467	399,272
CMO Series 2020-32 Class IA
03/16/2047	4.012%	8,386,078	1,528,411
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-33 Class IO
10/16/2062	0.842%	7,645,358	485,330
CMO Series 2021-40 Class IO
02/16/2063	0.822%	6,656,181	407,702
CMO Series 2021-H03 Class IO
04/20/2070	0.000%	9,684,517	32,441
CMO Series 2021-H08 Class IA
01/20/2068	0.008%	1,484,942	6,790
Government National Mortgage Association TBA(c)
12/20/2053	4.500%	68,675,000	66,262,184
12/20/2053- 01/21/2055	5.000%	87,440,000	86,163,993
12/19/2054	2.500%	54,800,000	46,813,934
12/19/2054	4.000%	42,625,000	40,078,280
12/19/2054- 01/21/2055	5.500%	58,775,000	58,798,202
12/19/2054	6.000%	9,800,000	9,898,391
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	3,724,791	3,443,885
Uniform Mortgage-Backed Security TBA(c)
12/13/2053	2.000%	69,300,000	55,504,634
12/13/2053	3.000%	26,775,000	23,335,807
12/13/2053- 01/14/2055	4.000%	115,850,000	108,342,240
12/13/2053	4.500%	97,225,000	93,352,837
12/13/2053- 01/16/2054	5.000%	28,825,000	28,282,777
12/13/2053- 01/16/2054	5.500%	37,425,000	37,369,010
12/12/2054	2.500%	28,800,000	24,098,943
12/12/2054	3.500%	105,125,000	95,283,026
12/12/2054	6.500%	3,690,000	3,777,444
01/14/2055	6.000%	13,701,000	13,855,454
Total Residential Mortgage-Backed Securities - Agency (Cost $3,887,976,231)			3,775,729,462

Residential Mortgage-Backed Securities - Non-Agency 4.0%

ACE Securities Corp. Home Equity Loan Trust(b)
CMO Series 2006-OP1 Class A2D
1-month Term SOFR + 0.594% Floor 0.480% 04/25/2036	5.182%	6,736,886	6,130,893
Ajax Mortgage Loan Trust(a),(n)
CMO Series 2019-F Class A1
07/25/2059	2.860%	3,354,974	3,205,442
Angel Oak Mortgage Trust(a),(n)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	14,988,967	14,656,891
Arroyo Mortgage Trust(a)
CMO Series 2022-1 Class A3
12/25/2056	3.650%	1,000,000	811,388
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ATLX Trust(a),(n)
CMO Series 2024-RPL1 Class A1
04/25/2064	3.850%	3,997,044	3,820,738
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	228,101	192,039
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	281,345	251,770
Banc of America Funding Trust(t)
CMO Series 2006-D Class 3A1
05/20/2036	5.193%	595,876	534,324
Banc of America Funding Trust(b)
CMO Series 2007-C Class 7A1
1-month Term SOFR + 0.534% Floor 0.420% 05/20/2047	5.141%	1,168,897	1,060,174
Bayview MSR Opportunity Master Fund Trust(a),(d)
Subordinated CMO Series 2021-5 Class B1
11/25/2051	3.488%	931,194	796,078
Subordinated CMO Series 2022-2 Class B3A
12/25/2051	3.398%	1,407,296	1,145,222
Bellemeade Re Ltd.(a),(b)
CMO Series 2021-3A Class M1C
30-day Average SOFR + 1.550% Floor 1.550% 09/25/2031	6.284%	2,200,000	2,199,181
CMO Series 2022-1 Class M1C
30-day Average SOFR + 3.700% Floor 3.700% 01/26/2032	8.425%	2,500,000	2,569,797
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
1-month Term SOFR + 0.264% Floor 0.150%, Cap 12.500% 08/25/2036	4.852%	1,027,950	995,738
CMO Series 2006-NC3 Class A4
1-month Term SOFR + 0.354% Floor 0.240%, Cap 12.500% 08/25/2036	4.942%	9,300,000	7,577,431
Chase Home Lending Mortgage Trust(a),(d)
CMO Series 2024-6 Class A9A
05/25/2055	6.000%	1,737,078	1,733,821
CMO Series 2024-8 Class B3
08/25/2055	7.134%	1,496,928	1,552,754
CMO Series 2024-RPL2 Class A1A
08/25/2064	3.250%	1,199,856	1,064,044

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chase Mortgage Finance Corp.(a),(d)
Subordinated CMO Series 2019-1 Class B2
03/25/2050	3.887%	889,466	788,898
Subordinated Series 2016-SH1 Class M2
04/25/2045	3.750%	165,479	150,087
CIM Group(a),(d)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	4,967,642	4,392,674
CIM Trust(a),(d)
CMO Series 2019-J2 Class B1
10/25/2049	3.761%	786,317	701,021
CMO Series 2019-R5 Class M2
09/25/2059	3.250%	1,100,000	1,002,986
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	3,339,662	2,950,122
CMO Series 2021-R3 Class A1
06/25/2057	1.951%	4,156,655	3,695,562
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	5,960,767	5,350,951
CMO Series 2022-I1 Class A1
02/25/2067	4.350%	4,769,924	4,689,670
CMO Series 2023-R1 Class A1A
04/25/2062	5.400%	10,856,345	10,321,213
CMO Series 2023-R3 Class A1A
01/25/2063	4.500%	9,377,838	8,701,890
CMO Series 2024-R1 Class A1
06/25/2064	4.750%	2,844,690	2,779,915
CIM Trust(a),(n)
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	3,038,861	3,030,032
CMO Series 2023-NR2 Class A1
06/25/2062	6.000%	5,060,555	4,997,367
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	173,022	173,921
Citigroup Mortgage Loan Trust(a),(n)
CMO Series 2022-A Class A1
09/25/2062	6.170%	1,964,915	1,966,667
Citigroup Mortgage Loan Trust, Inc.(a),(d)
Subordinated CMO Series 2021-J2 Class B3W
07/25/2051	2.769%	451,113	371,879
Connecticut Avenue Securities(a),(b)
CMO Series 2023-R07 Class 2M2
30-day Average SOFR + 3.250% 09/25/2043	7.984%	1,000,000	1,041,574
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-SBT1 Class 1M2
30-day Average SOFR + 3.764% 02/25/2040	8.499%	1,500,000	1,581,147
CMO Series 2020-SBT1 Class 2M2
30-day Average SOFR + 3.764% 02/25/2040	8.499%	3,500,000	3,692,397
CMO Series 2022-R07 Class 1M2
30-day Average SOFR + 4.650% 06/25/2042	9.384%	2,700,000	2,916,009
CMO Series 2023-R01 Class 1M2
30-day Average SOFR + 3.750% 12/25/2042	8.484%	3,750,000	4,014,105
CMO Series 2024-R02 Class 1M2
30-day Average SOFR + 1.800% Floor 1.800% 02/25/2044	6.534%	1,500,000	1,509,148
CMO Series 2024-R04 Class 1B1
30-day Average SOFR + 2.200% 05/25/2044	6.934%	3,400,000	3,432,002
CMO Series 2024-R04 Class 1M1
30-day Average SOFR + 1.100% 05/25/2044	5.834%	5,095,219	5,099,939
Subordinated CMO Series 2019-R05 Class 1B1
30-day Average SOFR + 4.214% 07/25/2039	8.949%	1,320,547	1,376,468
Subordinated CMO Series 2020-R02 Class 2B1
30-day Average SOFR + 3.114% 01/25/2040	7.849%	5,250,000	5,376,608
Subordinated CMO Series 2022-R02 Class 2B1
30-day Average SOFR + 4.500% 01/25/2042	9.234%	1,000,000	1,053,318
Subordinated CMO Series 2022-R04 Class 1B1
30-day Average SOFR + 5.250% 03/25/2042	9.984%	750,000	807,522
Subordinated CMO Series 2024-R03 Class 2B1
30-day Average SOFR + 2.800% 03/25/2044	7.534%	1,000,000	1,024,209
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Countrywide Home Loan Mortgage Pass-Through Trust(d)
CMO Series 2007-HY5 Class 1A1
09/25/2047	5.322%	283,963	222,990
Credit Suisse Mortgage Capital Trust(a),(d)
CMO Series 2021-RP11 Class PT
10/25/2061	3.753%	7,075,697	5,732,687
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2022-ATH2 Class A1
05/25/2067	4.547%	5,647,936	5,561,613
CMO Series 2022-ATH3 Class A3
08/25/2067	6.567%	1,138,973	1,135,918
Credit-Based Asset Servicing & Securitization LLC(n)
CMO Series 2007-CB1 Class AF3
01/25/2037	6.237%	3,267,757	933,192
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	4,361,306	4,166,248
CMO Series 2020-RPL6 Class A1
03/25/2059	3.442%	2,175,717	2,210,907
CMO Series 2021-NQM6 Class A1
07/25/2066	1.174%	6,715,513	5,680,302
CMO Series 2022-NQM1 Class A1
11/25/2066	2.265%	11,328,421	10,066,298
CMO Series 2022-RPL4 Class A1
04/25/2062	3.904%	2,321,110	2,213,669
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	292,515	224,294
CSMCM Trust Certificates(a),(d)
CMO Series 2018-RPL4 Class CERT
07/25/2050	3.735%	1,283,233	1,152,917
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2021-4 Class M1
11/25/2066	3.257%	2,000,000	1,539,662
Deephaven Residential Mortgage Trust(a),(n)
CMO Series 2024-1 Class A1
07/25/2069	5.735%	13,564,314	13,572,410
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	1,855,000	1,846,862
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
1-month Term SOFR + 0.694% Floor 0.580%, Cap 11.000% 10/19/2045	5.305%	1,030,186	928,925
CMO Series 2006-AR2 Class 2A1A
1-month Term SOFR + 0.314% Floor 0.200% 10/19/2036	4.925%	1,710,790	1,131,633
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF18 Class A2D
1-month Term SOFR + 0.324% Floor 0.210%, Cap 5.350% 12/25/2037	5.122%	1,099,009	995,325
CMO Series 2007-FF2 Class A2B
1-month Term SOFR + 0.214% Floor 0.100% 03/25/2037	4.902%	3,077,346	1,461,157
First Horizon Mortgage Pass-Through Trust(d)
CMO Series 2007-AR1 Class 1A1
05/25/2037	5.164%	197,242	84,025
Flagstar Mortgage Trust(a),(d)
Subordinated CMO Series 2018-5 Class B3
09/25/2048	4.411%	840,259	773,692
Subordinated CMO Series 2019-2 Class B1
12/25/2049	3.998%	832,231	746,230
Subordinated CMO Series 2019-2 Class B2
12/25/2049	3.998%	890,087	797,616
Subordinated CMO Series 2021-12 Class B2
11/25/2051	2.982%	1,208,229	969,259
Freddie Mac Seasoned Credit Risk Transfer Trust(d)
CMO Series 2018-3 Class MA
08/25/2057	3.500%	5,361,153	5,122,947
Freddie Mac STACR Remic Trust(a),(b)
CMO Series 2022-DNA2 Class M2
30-day Average SOFR + 3.750% 02/25/2042	8.484%	4,500,000	4,716,109
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.384%	699,411	703,819
CMO Series 2021-DNA6 Class M2
30-day Average SOFR + 1.500% 10/25/2041	6.234%	11,743,726	11,803,344
CMO Series 2021-HQA3 Class M2
30-day Average SOFR + 2.100% 09/25/2041	6.834%	2,410,000	2,429,630
CMO Series 2021-HQA4 Class M2
30-day Average SOFR + 2.350% 12/25/2041	7.084%	3,000,000	3,031,753
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	6.584%	660,000	669,110

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-DNA1 Class M2
30-day Average SOFR + 2.500% 01/25/2042	7.234%	4,875,000	4,972,214
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	7.634%	4,140,000	4,290,930
CMO Series 2022-DNA3 Class M2
30-day Average SOFR + 4.350% 04/25/2042	9.084%	5,500,000	5,854,886
CMO Series 2022-HQA3 Class M2
30-day Average SOFR + 5.350% 08/25/2042	10.084%	1,500,000	1,633,205
CMO Series 2024-HQA2 Class M2
30-day Average SOFR + 1.800% 08/25/2044	6.534%	3,500,000	3,529,749
Subordinated CMO Series 2021-DNA6 Class B1
30-day Average SOFR + 3.400% 10/25/2041	8.134%	2,000,000	2,059,669
Subordinated CMO Series 2021-DNA7 Class M2
30-day Average SOFR + 1.800% 11/25/2041	6.534%	960,000	969,554
Subordinated CMO Series 2021-HQA3 Class B1
30-day Average SOFR + 3.350% 09/25/2041	8.084%	620,000	637,725
Subordinated CMO Series 2022-DNA6 Class M2
30-day Average SOFR + 5.750% 09/25/2042	10.484%	6,000,000	6,667,879
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.134%	5,000,000	5,122,360
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	8.734%	1,805,000	2,035,130
Subordinated CMO Series 2021-DNA7 Class B1
30-day Average SOFR + 3.650% 11/25/2041	8.384%	710,000	736,884
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	9.484%	2,000,000	2,104,635
Galton Funding Mortgage Trust(a),(d)
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,550,620	1,464,669
Subordinated CMO Series 2018-2 Class B2
10/25/2058	4.750%	442,423	424,211
Subordinated CMO Series 2019-1 Class B2
02/25/2059	4.500%	872,360	831,424
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.634%	657,919	661,645
GS Mortgage-Backed Securities Corp. Trust(a),(d)
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	9,867	9,151
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2021-PJ10 Class A8
03/25/2052	2.500%	751,481	659,046
CMO Series 2023-PJ4 Class A3
01/25/2054	6.000%	2,034,630	2,043,532
Subordinated CMO Series 2021-GR3 Class B3
04/25/2052	3.378%	957,145	781,967
GS Mortgage-Backed Securities Trust(a),(b)
CMO Series 2024-HE1 Class A1
30-day Average SOFR + 1.600% Floor 1.600% 08/25/2054	6.457%	4,873,449	4,899,750
GS Mortgage-Backed Securities Trust(a),(b),(e),(f)
CMO Series 2024-HE2 Class A1
30-day Average SOFR + 1.500% Floor 1.500% 01/25/2055	5.000%	4,513,838	4,513,838
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
1-month Term SOFR + 0.984% Floor 0.870% 11/25/2034	5.572%	692,177	655,064
GSR Mortgage Loan Trust(d)
CMO Series 2006-AR2 Class 2A1
04/25/2036	4.520%	904,547	599,591
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200% 11/19/2036	5.125%	5,160,603	3,902,986
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A1
1-month Term SOFR + 0.674% Floor 0.560%, Cap 11.500% 04/25/2047	5.262%	2,001,026	1,911,038
JPMorgan Mortgage Trust(a),(d)
CMO Series 2018-5 Class A13
10/25/2048	3.500%	834,227	742,681
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	121,884	109,300
CMO Series 2019-1 Class A3
05/25/2049	4.000%	203,838	189,785
CMO Series 2019-2 Class A3
08/25/2049	4.000%	61,849	57,907
CMO Series 2019-5 Class A3
11/25/2049	4.000%	152,407	141,602
CMO Series 2019-8 Class A15
03/25/2050	3.500%	118,525	106,559
CMO Series 2019-HYB1 Class B1
10/25/2049	4.965%	902,961	896,757
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	110,457	100,996
CMO Series 2019-LTV3 Class B3
03/25/2050	4.348%	1,521,781	1,389,657
CMO Series 2020-1 Class A15
06/25/2050	3.500%	375,574	336,132
CMO Series 2020-2 Class A15
07/25/2050	3.500%	244,981	216,171
CMO Series 2020-5 Class A15
12/25/2050	3.000%	179,936	153,189
CMO Series 2020-5 Class B1
12/25/2050	3.570%	900,636	785,301
CMO Series 2021-13 Class A3
04/25/2052	2.500%	9,009,989	7,423,386
CMO Series 2024-1 Class A9
06/25/2054	6.000%	1,198,943	1,196,695
CMO Series 2024-9 Class A9A
02/25/2055	5.500%	1,895,320	1,868,963
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.447%	371,038	331,370
Subordinated CMO Series 2017-3 Class B1
08/25/2047	3.767%	1,098,490	990,589
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2017-6 Class B2
12/25/2048	3.776%	484,280	430,827
Subordinated CMO Series 2018-8 Class B1
01/25/2049	4.042%	1,023,512	929,132
Subordinated CMO Series 2018-8 Class B2
01/25/2049	4.042%	852,927	771,751
Subordinated CMO Series 2019-2 Class B2
08/25/2049	4.414%	2,010,415	1,863,435
Subordinated CMO Series 2019-6 Class B1
12/25/2049	4.255%	876,103	804,464
Subordinated CMO Series 2019-8 Class B3A
03/25/2050	3.418%	1,785,928	1,562,079
Subordinated CMO Series 2019-LTV1 Class B2
06/25/2049	4.596%	1,209,361	1,140,667
Subordinated CMO Series 2019-LTV2 Class B2
12/25/2049	4.678%	986,663	936,393
Subordinated CMO Series 2019-LTV2 Class B3
12/25/2049	4.678%	822,219	774,016
Subordinated CMO Series 2020-8 Class B2
03/25/2051	3.493%	1,777,017	1,541,964
Subordinated CMO Series 2021-14 Class B2
05/25/2052	3.151%	1,397,840	1,152,001
Subordinated CMO Series 2023-10 Class B3
05/25/2054	6.456%	985,336	977,040
Subordinated CMO Series 2023-8 Class B3
02/25/2054	6.325%	1,965,311	1,934,857
JPMorgan Mortgage Trust(a),(b)
CMO Series 2018-7FRB Class A1
1-month Term SOFR + 0.864% 04/25/2046	5.602%	394,526	381,730
CMO Series 2023-HE2 Class A1
30-day Average SOFR + 1.700% 03/25/2054	6.590%	399,241	402,170
CMO Series 2023-HE3 Class A1
30-day Average SOFR + 1.600% 05/25/2054	6.473%	437,142	439,881
CMO Series 2024-HE2 Class A1
30-day Average SOFR + 1.200% 10/25/2054	5.961%	805,842	806,914
JPMorgan Mortgage Trust(a)
CMO Series 2023-6 Class A2
12/26/2053	6.000%	1,047,321	1,049,765
JPMorgan Trust(a),(d)
Subordinated CMO Series 2015-3 Class B3
05/25/2045	3.583%	338,164	313,043

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Legacy Mortgage Asset Trust(a),(n)
CMO Series 2019-PR1 Class A1
09/25/2059	7.858%	4,347,434	4,365,714
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	852,661	854,166
CMO Series 2021-SL2 Class A
10/25/2068	4.875%	181,667	180,164
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-SL1 Class A
09/25/2060	4.991%	147,172	147,114
Lehman XS Trust(b)
CMO Series 2005-5N Class 3A1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2035	5.002%	180,935	179,404
CMO Series 2006-2N Class 1A1
1-month Term SOFR + 0.634% Floor 0.520% 02/25/2046	5.222%	984,685	874,867
LHOME Mortgage Trust(a),(n)
CMO Series 2024-RTL4 Class A1
07/25/2039	5.921%	2,000,000	2,005,696
CMO Series 2024-RTL5 Class A1
09/25/2039	5.323%	10,500,000	10,421,067
loanDepot GMSR Master Trust(a),(b)
Series 2018-GT1 Class A
1-month Term SOFR + 2.914% Floor 2.800% 10/16/2025	6.405%	1,300,000	1,293,355
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2036	5.002%	3,154,671	2,223,438
CMO Series 2006-11 Class 2A2
1-month Term SOFR + 0.214% Floor 0.100% 12/25/2036	4.902%	28,295,917	9,833,431
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	292,682	289,983
Mello Mortgage Capital Acceptance Trust(a),(d)
Subordinated CMO Series 2021-INV1 Class B3
06/25/2051	2.960%	1,872,248	1,492,188
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-1 Class A2D
1-month Term SOFR + 0.794% Floor 0.680% 04/25/2037	5.382%	14,953,397	5,913,986
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Residential Mortgage Loan Trust(a),(d)
CMO Series 2024-INV4 Class A2
09/25/2054	5.500%	9,700,000	9,625,735
Subordinated CMO Series 2024-4 Class B3
09/25/2054	7.067%	1,496,872	1,535,034
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.500% 12/25/2035	5.222%	334,424	327,604
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2018-4A Class A1S
1-month Term SOFR + 0.864% Floor 0.750% 01/25/2048	5.452%	650,150	642,674
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2024-NQM2 Class A1
09/25/2064	5.117%	8,600,416	8,525,563
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	7.734%	2,139,982	2,157,832
Oaktown Re VII Ltd.(a),(b)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 04/25/2034	7.757%	2,200,000	2,227,071
CMO Series 2021-2 Class M1C
30-day Average SOFR + 3.350% Floor 3.350% 04/25/2034	8.207%	2,000,000	2,033,613
OBX Trust(a),(d)
CMO Series 2019-EXP1 Class 1A3
01/25/2059	4.000%	22,338	21,841
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%	78,054	72,763
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates(b)
CMO Series 2005-4 Class M2
1-month Term SOFR + 0.864% Floor 0.750% 11/25/2035	5.452%	11,526,000	11,269,351
PMT Issuer Trust(a),(b)
CMO Series 2024-FT1 Class A
1-month Term SOFR + 2.750% Floor 2.750% 12/25/2027	7.338%	10,000,000	9,985,934
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage Trust(a),(n)
CMO Series 2022-4 Class A1
08/25/2027	5.000%	2,621,078	2,594,314
PRET Trust(a),(d)
CMO Series 2024-RPL2 Class A1
06/25/2064	4.075%	3,706,975	3,486,175
Pretium Mortgage Credit Partners LLC(a),(n)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	4,582,988	4,541,857
CMO Series 2022-RN2 Class A1
06/25/2052	5.000%	6,956,809	6,916,757
CMO Series 2022-RN2 Class A2
06/25/2052	6.500%	13,780,000	13,578,735
PRPM LLC(a),(n)
CMO Series 2024-RPL2 Class A1
05/25/2054	3.500%	1,178,952	1,127,975
PRPM Trust(a),(n)
CMO Series 2024-NQM2 Class A2
06/25/2069	6.631%	9,005,668	9,103,085
Radnor RE Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 12/27/2033	7.434%	1,292,777	1,298,633
RALI Trust(d)
CMO Series 2005-QA4 Class A41
04/25/2035	4.693%	860	857
RALI Trust(d),(g)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.490%	15,872,387	272,532
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.155%	18,146,092	91,318
RCKT Mortgage Trust(n)
CMO Series 2024-CES8 Class A1A
11/25/2044	5.490%	11,107,356	11,070,038
RCKT Mortgage Trust(a),(d)
Subordinated CMO Series 2019-1 Class B4
09/25/2049	3.890%	3,383,759	2,990,621
RFMSI Trust(d)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.990%	501,270	273,422
CMO Series 2006-SA4 Class 2A1
11/25/2036	5.725%	121,658	100,457
Seasoned Credit Risk Transfer Trust(n)
CMO Series 2017-3SC Class HT (FHLMC)
07/25/2056	3.250%	15,706,902	13,766,994
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%	2,072,539	1,982,258
CMO Series 2018-2 Class HT (FHLMC)
11/25/2057	3.000%	979,934	848,572
CMO Series 2018-3 Class HT (FHLMC)
08/25/2057	3.000%	332,398	286,277
CMO Series 2018-4 Class HT (FHLMC)
03/25/2058	3.000%	224,059	190,980
CMO Series 2019-1 Class HT (FHLMC)
07/25/2058	3.000%	892,410	768,396
CMO Series 2019-2 Class HT (FHLMC)
08/25/2058	3.000%	163,165	140,022
CMO Series 2019-3 Class HT (FHLMC)
10/25/2058	3.000%	66,837	57,721
Sequoia Mortgage Trust(a),(d)
CMO Series 2019-4 Class A19
11/25/2049	3.500%	128,110	113,209
CMO Series 2019-CH2 Class A1
08/25/2049	4.500%	12,942	12,790
CMO Series 2021-5 Class A19
07/25/2051	2.500%	608,522	494,986
CMO Series 2024-3 Class A19
04/25/2054	6.000%	3,252,640	3,250,607
CMO Series 2024-4 Class A19
05/25/2054	6.000%	1,257,751	1,256,964
CMO Series 2024-8 Class A20
09/25/2054	5.500%	900,220	887,701
CMO Series 2024-INV1 Class A3
10/25/2054	5.500%	7,600,000	7,541,813
Subordinated CMO Series 2018-6 Class B1
07/25/2048	4.163%	1,037,639	973,624
Subordinated CMO Series 2019-2 Class B2
06/25/2049	4.246%	1,631,269	1,533,098
Subordinated CMO Series 2020-3 Class B2
04/25/2050	3.314%	946,780	820,499
Subordinated CMO Series 2023-3 Class B3
09/25/2053	6.205%	1,352,930	1,329,031
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	4,533,719	3,884,360
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-20 Class 1A2
01/25/2035	5.199%	290,896	277,239
CMO Series 2006-5 Class 1A1
06/25/2036	5.036%	546,642	501,686

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toorak Mortgage Corp., Ltd.(a),(n)
CMO Series 2022-INV2 Class A1
06/25/2057	4.350%	5,046,553	4,967,317
Towd Point HE Trust(a)
CMO Series 2023-1 Class A1A
02/25/2063	6.875%	676,286	677,486
Towd Point Mortgage Trust(a),(e),(f),(n)
CMO Series 2024-CES6 Class A1
11/25/2064	5.725%	15,010,000	15,010,000
Verus Securitization Trust(a),(n)
CMO Series 2022-INV1 Class A3
08/25/2067	5.830%	1,556,441	1,549,305
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A3
1-month Term SOFR + 0.414% Floor 0.300% 01/25/2037	5.002%	3,073,902	1,399,529
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR8 Class A
08/25/2033	6.256%	159,171	155,406
CMO Series 2004-AR4 Class A6
06/25/2034	6.225%	1,361,401	1,320,047
CMO Series 2004-AR7 Class A6
07/25/2034	6.142%	587,564	554,556
CMO Series 2007-HY1 Class 3A3
02/25/2037	4.061%	1,957,082	1,663,892
CMO Series 2007-HY3 Class 1A1
03/25/2037	3.825%	348,166	282,513
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR11 Class A1A
1-month Term SOFR + 0.754% Floor 0.640%, Cap 10.500% 08/25/2045	5.342%	466,055	465,958
CMO Series 2005-AR17 Class A1A1
1-month Term SOFR + 0.654% Floor 0.540%, Cap 10.500% 12/25/2045	5.242%	1,551,957	1,445,110
CMO Series 2005-AR2 Class 2A1A
1-month Term SOFR + 0.734% Floor 0.620%, Cap 10.500% 01/25/2045	5.322%	375,971	380,173
CMO Series 2005-AR9 Class A1A
1-month Term SOFR + 0.754% Floor 0.640%, Cap 10.500% 07/25/2045	5.342%	377,520	377,271
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	5.766%	993,408	919,266
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	5.806%	306,633	283,488
Wells Fargo Mortgage-Backed Securities Trust(a),(d)
CMO Series 2019-1 Class A1
11/25/2048	3.922%	21,673	20,571
Subordinated CMO Series 2018-1 Class B3
07/25/2047	3.647%	986,410	867,984
Subordinated CMO Series 2020-1 Class B3
12/25/2049	3.372%	1,811,411	1,564,808
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $570,960,947)			551,903,341

Senior Loans 0.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(u)
Tranche I Term Loan
3-month Term SOFR + 2.750% 08/24/2028	7.354%	457,762	458,302
Apartment REIT 0.0%
Invitation Homes(b),(r),(u)
Tranche A Term Loan
3-month Term SOFR + 0.950% 09/09/2028	5.868%	3,206,777	3,142,642
Automotive 0.0%
First Brands Group LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.847%	149,040	143,823
Tenneco, Inc.(b),(u)
Tranche A 1st Lien Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 11/17/2028	9.371%	1,152,134	1,122,075
Total			1,265,898
Brokerage/Asset Managers/Exchanges 0.0%
Deerfield Dakota Holding LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 1.000% 04/09/2027	8.354%	707,199	685,721
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hudson River Trading LLC(b),(u)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/18/2030	7.630%	1,136,185	1,138,083
Total			1,823,804
Cable and Satellite 0.1%
Charter Communications Operating LLC(b),(u)
Tranche B2 Term Loan
3-month Term SOFR + 1.750% 02/01/2027	6.343%	238,095	237,955
CSC Holdings LLC(b),(u)
Term Loan
6-month Term SOFR + 2.500% 04/15/2027	7.173%	414,306	381,162
1-month Term SOFR + 4.500% 01/18/2028	9.109%	1,903,371	1,866,978
Virgin Media Bristol LLC(b),(u)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.224%	1,250,000	1,237,112
Total			3,723,207
Chemicals 0.0%
Chemours Co. (The)(b),(r),(u)
Tranche B3 Term Loan
1-month Term SOFR + 3.500% 08/18/2028	8.073%	1,049,827	1,054,636
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.437%	63,447	61,040
Arches Buyer, Inc.(b),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.923%	252,828	247,890
Delivery Hero SE(b),(u)
Term Loan
3-month Term SOFR + 5.000% Floor 0.500% 12/12/2029	9.522%	220,137	220,963
Ingenovis Health, Inc.(b),(r),(u)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 03/06/2028	8.517%	207,043	127,478
3-month Term SOFR + 4.250% Floor 0.500% 03/06/2028	9.109%	406,822	252,738
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(b),(f),(u)
Term Loan
3-month Term SOFR + 1.750% 02/13/2027	6.714%	108,063	107,928
Spin Holdco, Inc.(b),(u)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 03/04/2028	9.256%	716,282	604,098
TruGreen LP(b),(u)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	8.673%	282,384	272,738
Total			1,894,873
Consumer Products 0.0%
Osmosis Buyer Ltd.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 07/31/2028	8.156%	221,528	223,178
SWF Holdings I Corp.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 10/06/2028	8.687%	24,936	20,189
Total			243,367
Diversified Manufacturing 0.0%
Alliance Laundry Systems LLC(b),(u)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/19/2031	8.073%	395,523	398,842
WEC US Holdings Ltd.(b),(r),(u)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.922%	343,024	344,197
Total			743,039
Electric 0.0%
Alpha Generation LLC(b),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/30/2031	7.323%	562,493	566,312
Cornerstone Generation(b),(r),(u)
Tranche B Term Loan
3-month Term SOFR + 3.750% 10/28/2031	8.054%	181,122	182,405

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CPV Fairview LLC(b),(r),(u)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/14/2031	8.304%	105,870	107,017
Edgewater Generation LLC(b),(u)
Term Loan
1-month Term SOFR + 4.250% 08/01/2030	8.823%	184,490	186,835
EFS Cogen Holdings I LLC(b),(r),(u)
Tranche B Term Loan
3-month Term SOFR + 3.500% 10/03/2031	8.172%	352,901	355,329
Lackawanna Energy Center LLC(b),(u)
Tranche B2 Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 08/06/2029	8.823%	90,477	91,155
Tranche C Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 08/06/2029	8.823%	19,771	19,919
South Field Energy LLC(b),(u)
Tranche B Term Loan
3-month Term SOFR + 3.750% 08/29/2031	8.354%	275,798	278,556
Tranche C Term Loan
3-month Term SOFR + 3.750% 08/29/2031	8.354%	16,916	17,085
Vistra Operations Co. LLC(b),(u)
Term Loan
1-month Term SOFR + 2.000% 12/20/2030	6.573%	465,048	467,285
Total			2,271,898
Finance Companies 0.0%
Avolon Borrower 1 US LLC(b),(u)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 06/22/2030	6.595%	1,814,797	1,814,289
Food and Beverage 0.0%
BrewCo Borrower LLC(b),(f),(u)
Term Loan
3-month Term SOFR + 6.250% 04/05/2028	10.906%	140,579	112,464
3-month Term SOFR + 3.500% Floor 0.750% 04/05/2028	8.418%	337,695	249,895
3-month Term SOFR + 3.500% Floor 0.750% 04/05/2028	8.418%	548,278	219,311
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Naked Juice LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	7.954%	1,529,433	1,059,958
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	10.704%	251,405	107,963
United Natural Foods, Inc.(b),(u)
Term Loan
1-month Term SOFR + 4.750% 05/01/2031	9.323%	573,316	581,629
Total			2,331,220
Health Care 0.1%
Bausch & Lomb Corp.(b),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 05/10/2027	7.938%	182,751	183,289
Bausch & Lomb Corp. (b),(u)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/29/2028	8.573%	440,223	442,151
Catalent Pharma Solutions, Inc.(b),(u)
Tranche B3 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 02/22/2028	6.710%	679,131	678,601
Gainwell Acquisition Corp.(b),(u)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 10/01/2027	8.704%	729,167	697,164
Modivare, Inc.(b),(u)
Term Loan
3-month Term SOFR + 4.750% 07/01/2031	9.343%	1,527,547	1,469,500
NSM Top Holdings Corp.(b),(u)
Term Loan
3-month Term SOFR + 5.250% 05/14/2029	9.926%	188,798	190,371
Star Parent, Inc.(b),(u)
Term Loan
3-month Term SOFR + 3.750% 09/27/2030	8.354%	361,079	354,156
Total			4,015,232
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 0.1%
Healthpeak OP LLC(b),(u)
Tranche A1 Term Loan
1-month Term SOFR + 0.840% 02/22/2027	5.513%	1,111,953	1,086,934
Tranche A2 Term Loan
1-month Term SOFR + 0.840% 08/20/2027	5.513%	1,111,954	1,086,935
Tranche A3 Term Loan
3-month Term SOFR + 0.850% 03/01/2029	5.540%	2,244,162	2,182,448
Total			4,356,317
Leisure 0.0%
Showtime Acquisition LLC(b),(u)
Term Loan
3-month Term SOFR + 4.750% 08/16/2031	9.235%	593,267	594,258
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(u)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 05/18/2025	7.437%	529,107	529,218
Total			1,123,476
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(b),(u)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	6.338%	127,852	128,603
Media and Entertainment 0.0%
Diamond Sports Group LLC(b),(u)
1st Lien Term Loan
1-month Term SOFR + 8.000% Floor 1.000% 05/25/2026	12.775%	34,034	29,071
Diamond Sports Group LLC(o),(u)
2nd Lien Term Loan
08/24/2026	10.068%	4,770,042	22,371
Diamond Sports Group LLC (u),(v)
Debtor In Possession Term Loan
12/02/2024	5.000%	813,576	866,458
MH Sub I LLC/Micro Holding Corp.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	8.823%	273,193	273,456
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Research Now Group LLC(b),(u)
Term Loan
3-month Term SOFR + 5.000% 07/15/2028	9.785%	123,604	123,707
3-month Term SOFR + 5.500% Floor 1.000% 10/15/2028	10.285%	196,572	181,829
StubHub Holdco Sub LLC(b),(u)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.323%	199,684	199,642
Total			1,696,534
Oil Field Services 0.0%
Hunterstown Generation LLC(b),(r),(u)
Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 11/06/2031	8.259%	211,520	213,053
Other Financial Institutions 0.0%
Trans Union LLC(b),(u)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 12/01/2028	6.573%	321,219	321,219
Other Industry 0.0%
Artera Services LLC(b),(u)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	9.104%	367,975	362,610
Ryan LLC(b),(r),(u)
Term Loan
1-month Term SOFR + 3.500% 11/14/2030	8.420%	226,593	227,868
Total			590,478
Packaging 0.0%
Berry Global, Inc. (b),(u)
Tranche AA Term Loan
1-month Term SOFR + 1.750% 07/01/2029	6.487%	2,202,204	2,206,983
Paper 0.0%
Mativ Holdings, Inc.(b),(f),(u)
Delayed Draw Term Loan
1-month Term SOFR + 2.500% 05/06/2027	7.173%	164,515	162,870

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.0%
Bausch Health Companies, Inc.(b),(r),(u)
Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 02/01/2027	5.750%	500,000	491,320
Elanco Animal Health, Inc.(b),(u)
Term Loan
1-month Term SOFR + 1.750% 08/01/2027	6.522%	1,248,785	1,248,785
Grifols Worldwide Operations Ltd.(b),(u)
Tranche B Term Loan
3-month Term SOFR + 2.000% 11/15/2027	6.735%	612,116	598,778
Jazz Pharmaceuticals, Inc.(b),(u)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 05/05/2028	6.823%	1,183,591	1,189,296
Total			3,528,179
Property & Casualty 0.0%
Acrisure LLC(b),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 02/16/2027	7.599%	1,032,130	1,033,853
AmWINS Group, Inc.(b),(u)
Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 02/19/2028	6.937%	1,310,657	1,315,572
Asurion LLC(b),(u)
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	7.937%	736,502	736,731
Hub International Ltd.(b),(u)
Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 06/20/2030	7.367%	372,379	374,997
Total			3,461,153
Restaurants 0.0%
1011778 BC ULC(b),(u)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	6.323%	587,225	586,051
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
KFC Holding Co./Yum! Brands(b),(u)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	6.475%	360,711	361,522
Total			947,573
Retailers 0.0%
Hanesbrands, Inc.(b),(f),(u)
Term Loan
1-month Term SOFR + 1.750% 11/19/2026	6.423%	218,686	218,139
Michaels Co., Inc. (The)(b),(u)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 04/15/2028	9.115%	1,935,000	1,425,515
Peer Holding III BV(b),(u)
Term Loan
3-month Term SOFR + 3.000% 07/01/2031	7.604%	644,019	648,849
Total			2,292,503
Technology 0.1%
Barracuda Parent LLC(b),(r),(u)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	9.085%	225,936	210,432
Boost Newco Borrower LLC(b),(u)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 01/31/2031	7.104%	182,422	183,920
Coherent Corp.(b),(u)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 07/02/2029	7.073%	137,790	138,537
CommScope, Inc.(b),(u)
Term Loan
1-month Term SOFR + 3.250% 04/06/2026	7.937%	1,027,403	1,005,139
DTI Holdco, Inc.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 4.750% Floor 0.750% 04/26/2029	9.323%	86,202	86,687
EagleView Technology Corp.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 3.500% 08/14/2025	8.366%	1,438,808	1,360,796
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Consumer, Inc.(b),(u)
Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 03/06/2028	9.323%	183,957	183,957
Peraton Corp.(b),(u)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.423%	567,720	532,147
RealPage, Inc.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 04/24/2028	7.687%	220,435	218,892
Renaissance Holding Corp.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 04/05/2030	8.823%	323,349	323,785
Xerox Corp.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 11/17/2029	8.590%	451,913	451,235
Total			4,695,527
Wireless 0.0%
Altice France SA(b),(u)
Tranche B14 Term Loan
3-month Term SOFR + 5.500% 08/15/2028	10.156%	345,793	282,561
Digicel International Finance Ltd.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 5.150% 05/25/2027	9.835%	2,652,490	2,537,558
SBA Senior Finance II LLC(b),(u)
Term Loan
1-month Term SOFR + 1.750% 01/25/2031	6.330%	383,330	383,330
Total			3,203,449
Wirelines 0.0%
Level 3 Financing, Inc.(b),(u)
Tranche B2 Term Loan
1-month Term SOFR + 6.560% Floor 2.000% 04/15/2030	11.133%	210,768	215,246
Level 3 Financing, Inc. (b),(u)
Tranche B1 Term Loan
1-month Term SOFR + 6.560% 04/15/2029	11.133%	209,233	213,549
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Telenet Financing USD LLC(b),(u)
Tranche AR Term Loan
1-month Term SOFR + 2.000% 04/30/2028	6.724%	265,856	258,490
Zayo Group Holdings, Inc.(b),(u)
Term Loan
1-month Term SOFR + 3.000% 03/09/2027	7.687%	1,613,487	1,541,896
1-month Term SOFR + 4.250% Floor 0.500% 03/09/2027	8.823%	299,649	287,930
Total			2,517,111
Total Senior Loans (Cost $58,911,620)			56,227,435

Treasury Bills 0.4%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.4%
U.S. Treasury Bills(s)
01/23/2025	4.350%	10,000,000	9,934,857
U.S. Treasury Bills
02/06/2025	4.300%	50,000,000	49,596,803
Total			59,531,660
Total Treasury Bills (Cost $59,514,197)			59,531,660

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(i)
STRIPS
05/15/2030	0.000%	295,000	233,292
Residual Funding Corp.(i)
STRIPS
01/15/2030	0.000%	9,066,000	7,252,897
04/15/2030	0.000%	425,000	336,103
Resolution Funding Corp.(i)
STRIPS
04/15/2030	0.000%	2,700,000	2,129,354
Total U.S. Government & Agency Obligations (Cost $10,483,759)			9,951,646

U.S. Treasury Obligations 18.3%

U.S. Treasury
10/31/2026	4.125%	59,592,000	59,510,526
11/15/2027	4.125%	124,225,000	124,273,526
01/31/2029	4.000%	28,270,000	28,146,319
02/28/2029	4.250%	39,165,000	39,376,124

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/31/2029	4.125%	66,040,000	66,070,956
04/30/2029	4.625%	50,585,000	51,636,220
08/31/2029	3.625%	39,285,000	38,505,438
09/30/2029	3.500%	13,925,000	13,568,172
10/31/2029	4.125%	209,715,000	210,059,065
10/31/2031	4.125%	60,078,500	60,059,725
08/15/2033	3.875%	25,000,000	24,441,406
05/15/2034	4.375%	52,848,400	53,575,065
08/15/2034	3.875%	30,009,000	29,244,708
11/15/2040	1.375%	2,585,000	1,687,116
05/15/2041	2.250%	3,665,000	2,737,297
08/15/2041	1.750%	74,595,000	50,922,743
02/15/2042	2.375%	36,740,000	27,526,297
05/15/2042	3.250%	52,060,000	44,511,300
11/15/2042	2.750%	32,165,000	25,284,705
05/15/2043	3.875%	19,435,000	17,989,522
08/15/2043	4.375%	29,925,000	29,607,047
11/15/2043	4.750%	41,635,000	43,196,313
02/15/2044	4.500%	12,145,000	12,179,158
05/15/2044	4.625%	14,915,000	15,192,326
08/15/2044	4.125%	164,420,000	156,532,978
08/15/2049	2.250%	7,360,000	4,873,700
11/15/2049	2.375%	12,965,000	8,816,200
05/15/2050	1.250%	6,315,000	3,227,557
11/15/2050	1.625%	120,185,000	67,566,505
08/15/2053	4.125%	24,920,000	23,771,344
11/15/2053	4.750%	8,130,000	8,601,286
05/15/2054	4.625%	13,465,000	13,999,392
08/15/2054	4.250%	94,812,600	92,753,389
11/15/2054	4.500%	162,020,000	165,437,609
U.S. Treasury(c)
11/30/2026	4.250%	46,675,000	46,746,107
11/30/2029	4.250%	316,345,000	317,086,434
U.S. Treasury(r)
11/15/2034	4.250%	247,700,800	248,861,897
11/15/2044	4.625%	108,954,200	111,226,917
U.S. Treasury(s)
11/15/2041	2.000%	74,100,000	52,425,750
08/15/2043	3.625%	4,995,000	4,446,330
02/15/2049	3.000%	137,575,000	106,642,121
U.S. Treasury(i)
STRIPS
08/15/2040	0.000%	8,940,000	4,335,202
11/15/2040	0.000%	1,770,000	846,420
02/15/2041	0.000%	8,725,000	4,118,132
05/15/2041	0.000%	7,485,000	3,487,542
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2041	0.000%	6,400,000	2,942,750
11/15/2041	0.000%	5,230,000	2,370,048
05/15/2042	0.000%	5,400,000	2,383,805
08/15/2042	0.000%	23,610,000	10,296,173
11/15/2042	0.000%	970,000	416,873
02/15/2043	0.000%	895,000	381,004
08/15/2043	0.000%	2,110,000	879,029
11/15/2043	0.000%	6,314,000	2,601,319
02/15/2044	0.000%	980,000	398,584
05/15/2044	0.000%	1,165,000	467,411
08/15/2044	0.000%	1,255,000	498,863
02/15/2045	0.000%	8,770,000	3,531,295
02/15/2045	0.000%	695,000	270,046
11/15/2045	0.000%	1,610,000	603,561
05/15/2046	0.000%	1,775,000	650,232
08/15/2048	0.000%	1,910,000	635,746
02/15/2049	0.000%	2,000,000	649,688
U.S. Treasury(i),(s)
STRIPS
05/15/2043	0.000%	17,045,000	7,174,880
Total U.S. Treasury Obligations (Cost $2,620,725,700)			2,552,255,193

Money Market Funds 11.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(w),(x)	1,580,480,292	1,580,164,196
Total Money Market Funds (Cost $1,580,120,488)		1,580,164,196
Total Investments in Securities (Cost: $15,553,383,821)		15,232,421,040
Other Assets & Liabilities, Net		(1,270,978,782)
Net Assets		13,961,442,258
At November 30, 2024, securities and/or cash totaling $72,099,534 were pledged as collateral.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
999,000 EUR	1,058,353 USD	Citi	01/17/2025	482	—
1,773,000 EUR	1,899,679 USD	Goldman Sachs	01/17/2025	22,196	—
3,147,000 EUR	3,303,757 USD	Goldman Sachs	01/17/2025	—	(28,695)
20,865,000 EUR	22,893,378 USD	JPMorgan	01/17/2025	798,804	—
Total				821,482	(28,695)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,335	03/2025	USD	159,532,500	4,252,545	—
U.S. Long Bond	608	03/2025	USD	72,656,000	1,254,905	—
U.S. Treasury 10-Year Note	1,142	03/2025	USD	126,976,125	1,605,490	—
U.S. Treasury 10-Year Note	343	03/2025	USD	38,137,313	—	(11,429)
U.S. Treasury 2-Year Note	7,711	03/2025	USD	1,589,309,398	4,497,840	—
U.S. Treasury 2-Year Note	1,311	03/2025	USD	270,209,392	611,948	—
U.S. Treasury 5-Year Note	2,842	03/2025	USD	305,803,642	2,099,588	—
U.S. Treasury 5-Year Note	2,796	03/2025	USD	300,853,970	2,037,686	—
U.S. Treasury Ultra 10-Year Note	1,352	03/2025	USD	155,205,375	2,449,153	—
U.S. Treasury Ultra 10-Year Note	621	03/2025	USD	71,288,859	1,275,182	—
U.S. Treasury Ultra Bond	2,112	03/2025	USD	268,620,000	9,746,587	—
U.S. Treasury Ultra Bond	758	03/2025	USD	96,408,125	3,646,980	—
Total					33,477,904	(11,429)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(65)	12/2024	EUR	(7,790,250)	—	(32,650)
Euro-Bund	(11)	12/2024	EUR	(1,482,580)	—	(13,148)
Euro-Bund	(73)	12/2024	EUR	(9,838,940)	—	(77,199)
Euro-Buxl 30-Year	(5)	12/2024	EUR	(699,000)	—	(37,816)
Euro-Buxl 30-Year	(11)	12/2024	EUR	(1,537,800)	—	(52,390)
Euro-Schatz	(12)	12/2024	EUR	(1,284,840)	—	(2,171)
Euro-Schatz	(34)	12/2024	EUR	(3,640,380)	—	(6,051)
U.S. Treasury 5-Year Note	(613)	03/2025	USD	(65,959,758)	—	(547,128)
U.S. Treasury Ultra 10-Year Note	(1,032)	03/2025	USD	(118,470,375)	—	(2,075,417)
Total					—	(2,843,970)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 3.520%	Receives Annually, Pays Annually	Citi	12/20/2053	USD	15,356,000	491,981	—	—	491,981	—
Fixed rate of 4.946%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/08/2025	USD	33,920,000	(46,781)	—	—	—	(46,781)
Fixed rate of 5.088%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/10/2025	USD	107,139,000	8,287	—	—	8,287	—
Fixed rate of 5.112%	SOFR	Receives Annually, Pays Annually	JPMorgan	05/17/2025	USD	321,475,000	760,975	—	—	760,975	—
SOFR	Fixed rate of 4.805%	Receives Annually, Pays Annually	JPMorgan	08/31/2025	USD	167,010,000	(496,127)	—	—	—	(496,127)
SOFR	Fixed rate of 4.663%	Receives Annually, Pays Annually	JPMorgan	05/17/2026	USD	164,695,000	(774,528)	—	—	—	(774,528)

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 4.497%	SOFR	Receives Annually, Pays Annually	JPMorgan	05/13/2027	USD	74,475,000	680,997	—	—	680,997	—
SOFR	Fixed rate of 4.253%	Receives Annually, Pays Annually	JPMorgan	05/13/2029	USD	46,350,000	(631,901)	—	—	—	(631,901)
SOFR	Fixed rate of 1.350%	Receives Annually, Pays Annually	JPMorgan	05/11/2054	USD	5,710,000	(158,187)	—	—	—	(158,187)
Total							(165,284)	—	—	1,942,240	(2,107,524)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 43	JPMorgan	12/20/2029	1.000	Quarterly	0.476	USD	99,160,000	235,081	—	—	235,081	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.570%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2024, the total value of these securities amounted to $3,896,918,296, which represents 27.91% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2024.
(c)	Represents a security purchased on a when-issued basis.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2024.

(e)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2024, the total value of these securities amounted to $31,457,627, which represents 0.23% of total net assets.

(f)	Valuation based on significant unobservable inputs.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(i)	Zero coupon bond.
(j)	Non-income producing investment.
Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(k)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2024, the total market value of these securities amounted to $270,894, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Digicel Ltd.	01/29/2024	6,306	63,060	63,060
Digicel Ltd.	01/29/2024	59,381	34,842	207,834
			97,902	270,894

(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(m)	Perpetual security with no specified maturity date.
(n)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2024.

(o)	Represents a security in default.
(p)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(q)	Principal and interest may not be guaranteed by a governmental entity.
(r)	Represents a security purchased on a forward commitment basis.
(s)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(t)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(u)
The stated interest rate represents the weighted average interest rate at November 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(v)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(w)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(x)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	1,187,554,370	2,833,942,902	(2,441,332,490)	(586)	1,580,164,196	31,866	12,333,492	1,580,480,292
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
BIG	Bond Investors Guarantee
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced

Multi-Manager Total Return Bond Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2024 (Unaudited)
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Total Return Bond Strategies Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT101_08_R01_(01/25)